UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (51%)
9,000,000	FFCB, 0.17%, 6/06/14 (a)	$9,001
10,000,000	FFCB, 0.17%, 11/26/14 (a)	10,001
5,000,000	FHLB, 0.08%, 1/03/14 (a)	5,000
11,000,000	FHLB, 0.09%, 1/24/14 (a)	11,000
1,500,000	FHLB, 0.09%, 2/03/14 (a)	1,499
15,000,000	FHLB, 0.16%, 5/23/14 (a)	14,999
5,000,000	FHLB, 0.20%, 7/29/14	5,000
3,500,000	FHLB Disc Note, 0.05%, 8/02/13 (b)	3,500
5,000,000	FHLB Disc Note, 0.05%, 10/30/13 (b)	4,999
15,000,000	FHLB Disc Note, 0.10%, 9/25/13 (b)	14,998
1,900,000	FHLB Disc Note, 0.10%, 10/18/13 (b)	1,900
12,600,000	FHLB Disc Note, 0.10%, 10/25/13 (b)	12,597
15,000,000	FHLB Disc Note, 0.10%, 11/13/13 (b)	14,996
1,045,000	FHLB Disc Note, 0.10%, 11/27/13 (b)	1,045
10,000,000	FHLB Disc Note, 0.13%, 8/09/13 (b)	10,000
10,000,000	FHLB Disc Note, 0.14%, 9/04/13 (b)	9,999
10,000,000	FHLB Disc Note, 0.70%, 9/18/13 (b)	9,998
4,350,000	FHLMC, 0.19%, 12/05/14 (a)	4,350
7,105,000	FHLMC Disc Note, 0.05%, 10/31/13 (b)	7,104
15,000,000	FHLMC Disc Note, 0.11%, 1/13/14 (b)	14,993
7,300,000	FHLMC Disc Note, 0.12%, 1/15/14 (b)	7,296
5,600,000	FHLMC Disc Note, 0.12%, 2/03/14 (b)	5,597
4,970,000	FHLMC Disc Note, 0.12%, 2/04/14 (b)	4,967
7,600,000	FHLMC Disc Note, 0.12%, 2/11/14 (b)	7,595
12,000,000	FHLMC Disc Note, 0.13%, 2/26/14 (b)	11,991
8,500,000	FHLMC Disc Note, 0.14%, 4/21/14 (b)	8,491
8,000,000	FNMA Disc Note, 0.09%, 11/06/13 (b)	7,998
3,810,000	FNMA Disc Note, 0.11%, 11/15/13 (b)	3,809
1,230,000	FNMA Disc Note, 0.11%, 12/02/13 (b)	1,230
1,200,000	FNMA Disc Note, 0.11%, 1/27/14 (b)	1,199
15,000,000	FNMA Disc Note, 0.14%, 9/04/13 (b)	14,998
10,000,000	World Bank Disc Note, 0.07%, 8/27/13 (b)	9,999
15,000,000	World Bank Disc Note, 0.10%, 9/23/13 (b)	14,998
Total U.S. Government Agency (Cost - $267,147)		267,147
U.S. Treasury (5%)
10,000,000	U.S. Treasury Note, 0.50%, 10/15/13	10,007
15,000,000	U.S. Treasury Note, 0.50%, 11/15/13	15,015
Total U.S. Treasury (Cost - $25,022)		25,022
Investment Company (3%)
14,061,751	Dreyfus Treasury Cash Management Fund
	(Cost - $14,062)	14,062
Repurchase Agreement (41%)
50,000,000	Citigroup Tri Party, 0.05%, 8/05/13 (c)	50,000
60,000,000	Deutsche Bank Tri Party, 0.06%, 8/07/13 (d)	60,000
50,000,000	Goldman Sachs Tri Party, 0.01%, 8/02/13 (e)	50,000
57,000,000	RBC Capital Tri Party, 0.07%, 8/01/13 (f)	57,000
Total Repurchase Agreement (Cost - $217,000)		217,000
Total (Cost - $523,231) (100%)		523,231
Other Assets, net of Liabilities (0%)		3
Net Assets (100%)		$523,234

(a)	Variable rate security.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 7/31/2013 is collateralized by the following securities:

Citigroup Tri Party
19,770	FMAC, maturity Aug 40, yielding 4.50%	$12
20,286,620	FNMA, maturity from Dec 25-May 40, yielding from 3.00%-5.50%	13,600
34,377,672	GNMA, maturity from Jul 39 -Jun 43, yielding from 3.50%-5.50%	37,777
		$51,389

(d)	The repurchase agreement dated 7/31/2013 is collateralized by the following securities:

Deutsche Bank Tri Party
59,611,560	FNMA, maturity Jul 43, yielding 4.50%	$63,000

(e)	The repurchase agreement dated 7/31/2013 is collateralized by the following securities:

Goldman Sachs Tri Party
48,814,572	U.S. Treasury Note, maturing Apr 16, yielding 2.00%	$51,000

(f)	The repurchase agreement dated 7/31/2013 is collateralized by the following securities:

RBC Capital Tri Party
50,612,202	FMAC, maturity Sep 42, yielding 3.50%	$47,959
10,746,162	FNMA, maturity Dec 27, yielding 2.50%	10,181
		$58,140

1	Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
1,400,000	Ally Master Owner Trust, 0.64%, 2/15/18	$1,396
1,600,000	Ally Master Owner Trust, 0.64%, 4/15/18	1,593
2,500,000	Apidos CDO 144A, 1.42%, 4/15/25 (a)	2,481
2,300,000	Babson CLO Ltd. 144A, 1.31%, 4/20/25 (a)	2,277
816,915	Bumper 5 UK Finance PLC, 1.89%, 6/20/22 GBP (b)	1,247
3,200,000	Capital Auto Receivables Asset Trust, 0.62%, 7/20/16	3,197
330,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	327
340,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	335
1,400,000	Cent CLO LP 144A, 1.39%, 7/23/25 (a)	1,387
680,000	Chester Asset Receivables Dealings 2004-1 PLC, 0.70%, 4/15/16 GBP (b)	1,030
1,425,531	Compartment VCL 16, 0.39%, 7/21/18 EUR (b)	1,892
1,400,000	Discover Card Master Trust, 0.81%, 8/15/17	1,405
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.38%, 8/15/25 (a)	2,607
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,010
2,200,000	Golden Credit Card Trust 144A, 0.65%, 7/17/17 (a)	2,204
1,250,000	Gracechurch Card Funding PLC 144A, 0.89%, 2/15/17 (a)	1,257
900,000	Gracechurch Card Funding PLC 144A, 0.92%, 2/15/17 EUR (a)(b)	1,202
1,100,000	Great America Leasing Receivables 144A, 0.78%, 6/15/16 (a)	1,097
1,650,000	GSAMP Trust 2004-SEA2, 0.84%, 3/25/34	1,637
308,821	Long Beach Mortgage Loan Trust, 6.02%, 8/25/33	269
3,250,000	Nissan Master Owner Trust Receivables, 0.49%, 2/15/18	3,242
2,500,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.51%, 7/20/23 (a)	2,491
1,230,000	Penarth Master Issuer PLC 144A, 0.77%, 3/18/14 (a)	1,233
2,205,000	Prestige Auto Receivables Trust 144A, 1.09%, 2/15/18 (a)	2,202
1,453,868	Santander Drive Auto Receivables Trust, 0.79%, 8/17/15	1,454
2,300,000	SLM Student Loan Trust, 0.54%, 4/25/17	2,283
2,000,000	Turquoise Card Backed Securities PLC 144A, 0.95%, 9/15/16 (a)	2,011
2,530,000	Tyron Park CLO Ltd. 144A, 1.39%, 7/15/25 (a)	2,507
645,686	Volkswagen Auto Loan Enhanced Trust, 2.14%, 8/22/16	647
950,000	World Omni Master Owner Trust 144A, 0.54%, 2/15/18 (a)	946
Total Asset Backed (Cost - $50,024)		49,866
Commercial Paper (1%)
2,000,000	Reckitt Benckiser Treasury Services PLC 144A, 0.36%, 5/19/14 (a)(c)	1,994
1,250,000	Royal Bank of Scotland, 0.55%, 11/01/13 (c)	1,248
Total Commercial Paper (Cost - $3,242)		3,242

Principal or Shares	Security Description	Value (000)
Corporate Bond (48%)
1,000,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	$1,004
1,000,000	ABN AMRO Bank NV 144A, 2.04%, 1/30/14 (a)	1,007
890,000	Amazon.com Inc., 0.65%, 11/27/15	888
1,150,000	American Express Centurion Bank, 0.73%, 11/13/15	1,151
1,240,000	American Express Co., 0.86%, 5/22/18	1,240
1,300,000	American Honda Finance Corp. 144A, 0.65%, 5/26/16 (a)	1,300
710,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	707
930,000	Apple Inc., 0.32%, 5/03/16	931
610,000	Apple Inc., 0.45%, 5/03/16 (d)	605
1,210,000	AT&T Inc., 0.66%, 2/12/16	1,214
480,000	AT&T Inc., 0.88%, 2/13/15	481
1,010,000	Australia & New Zealand Banking Group Ltd. 144A, 0.47%, 5/07/15 (a)	1,010
1,210,000	Australia & New Zealand Banking Group Ltd., 0.84%, 5/15/18	1,206
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.37%, 5/16/14 (a)	1,109
220,000	Bancolombia SA, 4.25%, 1/12/16	228
1,500,000	Bank of America Corp., 1.09%, 3/22/16 (d)	1,500
1,000,000	Bank of America Corp., 1.50%, 10/09/15	1,003
1,100,000	Bank of America Corp., 3.70%, 9/01/15 (d)	1,151
1,140,000	Bank of Montreal, 0.75%, 9/11/15	1,145
700,000	Bank of Montreal, 0.87%, 4/09/18	700
670,000	Bank of New York Mellon Corp., 0.83%, 8/01/18	671
850,000	Bank of Nova Scotia, 0.75%, 10/09/15	848
600,000	Bank of Nova Scotia, 0.79%, 7/15/16	601
1,270,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.72%, 2/26/16 (a)	1,273
920,000	Barclays Bank PLC, 1.31%, 1/13/14	924
1,200,000	Barrick Gold Corp., 1.75%, 5/30/14	1,202
650,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	657
670,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	657
210,000	BP Capital Markets PLC, 0.79%, 5/10/18	210
750,000	BP Capital Markets PLC, 3.88%, 3/10/15 (d)	789
640,000	Campbell Soup Co., 0.57%, 8/01/14	641
380,000	Canadian Imperial Bank of Commerce, 0.79%, 7/18/16	380
980,000	Capital One Financial Corp., 1.00%, 11/06/15	974
430,000	Carnival Corp., 1.20%, 2/05/16	428
1,500,000	Caterpillar Financial Services Corp., 0.51%, 2/26/16	1,501
1,410,000	Citigroup Inc., 1.06%, 4/01/16	1,414
770,000	Citigroup Inc., 1.25%, 1/15/16	765
1,100,000	Citigroup Inc., 2.25%, 8/07/15 (d)	1,122
230,000	Computer Sciences Corp., 2.50%, 9/15/15	235
300,000	ConAgra Foods Inc., 1.30%, 1/25/16	301
170,000	ConAgra Foods Inc., 1.35%, 9/10/15	171
1,090,000	Credit Agricole SA/London 144A, 1.43%, 4/15/16 (a)	1,097
720,000	Daimler Finance North America LLC 144A, 0.95%, 8/01/16 (a)	721

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

670,000	Daimler Finance North America LLC 144A, 1.25%, 1/11/16 (a)	$669
720,000	DENTSPLY International Inc., 1.78%, 8/15/13	720
540,000	Diageo Capital PLC, 0.63%, 4/29/16 (d)	537
495,000	Digital Realty Trust LP, 4.50%, 7/15/15	520
270,000	Ecolab Inc., 1.00%, 8/09/15	270
200,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	199
1,100,000	Express Scripts Holding Co., 2.10%, 2/12/15	1,119
610,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	612
300,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15 (d)	301
800,000	GE Capital UK Funding, 0.66%, 3/20/17 GBP (b)	1,179
60,000	General Electric Capital Corp., 0.88%, 12/11/15	60
1,430,000	General Electric Capital Corp., 0.92%, 7/12/16	1,433
1,280,000	General Electric Capital Corp., 1.63%, 7/02/15	1,299
495,000	General Mills Inc., 0.56%, 1/29/16	495
840,000	Georgia Power Co., 0.59%, 3/15/16	841
1,220,000	Glencore Funding LLC 144A, 1.63%, 1/15/19 (a)	1,145
1,000,000	Goldman Sachs Group Inc., 1.27%, 2/07/14	1,003
1,370,000	Goldman Sachs Group Inc., 1.47%, 4/30/18	1,372
800,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	806
235,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	232
600,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	600
250,000	HCP Inc., 2.70%, 2/01/14	252
920,000	Hewlett-Packard Co., 1.82%, 9/19/14	929
1,180,000	HSBC Bank PLC 144A, 0.92%, 5/15/18 (a)	1,181
700,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	736
300,000	Huntington National Bank, 1.35%, 8/02/16	300
510,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	510
1,350,000	ING Bank NV 144A, 1.91%, 9/25/15 (a)(d)	1,376
1,520,000	JPMorgan Chase & Co., 0.89%, 2/26/16	1,522
1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15	1,000
760,000	JPMorgan Chase & Co., 1.17%, 1/25/18	762
500,000	Kellogg Co., 0.51%, 2/13/15	500
1,470,000	Lloyds TSB Bank PLC, 2.61%, 1/24/14	1,485
1,400,000	Manufacturers & Traders Trust Co., 0.57%, 3/07/16	1,397
530,000	Marathon Oil Corp., 0.90%, 11/01/15	530
980,000	Merck & Co. Inc., 0.63%, 5/18/18	983
905,000	MetLife Institutional Funding II 144A, 0.64%, 1/06/15 (a)	908
910,000	Morgan Stanley, 1.52%, 2/25/16	916
670,000	Morgan Stanley, 1.55%, 4/25/18 (d)	666
1,100,000	Morgan Stanley, 1.86%, 1/24/14	1,106
1,230,000	National Australia Bank Ltd./New York, 0.82%, 7/25/16	1,233
690,000	NBCUniversal Enterprise Inc. 144A, 0.81%, 4/15/16 (a)	692
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (b)	1,451
180,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	181
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	1,121
1,360,000	Nomura Holdings Inc., 1.72%, 9/13/16	1,367

Principal or Shares	Security Description	Value (000)

1,310,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	$1,298
1,000,000	Nordea Eiendomskreditt AS 144A, 0.69%, 4/07/14 (a)	1,003
1,080,000	NSTAR Electric Co., 0.51%, 5/17/16	1,079
270,000	PACCAR Financial Corp., 0.75%, 5/16/16	268
560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (a)	570
700,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	723
840,000	Petrobras Global Finance BV, 1.89%, 5/20/16	832
550,000	Phillips 66, 1.95%, 3/05/15	559
600,000	Principal Financial Global Funding LLC, 5.63%, 9/24/13 GBP (b)	916
500,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (a)	501
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)	1,355
300,000	Quest Diagnostics Inc., 1.12%, 3/24/14	301
500,000	RCI Banque SA, 1.12%, 4/07/15 EUR (b)	648
700,000	RCI Banque SA 144A, 2.14%, 4/11/14 (a)	703
250,000	Reynolds American Inc., 1.05%, 10/30/15	250
1,200,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15 (d)	1,204
2,500,000	Royal Bank of Canada, 0.50%, 1/06/15	2,504
2,080,000	Safeway Inc., 1.77%, 12/12/13	2,088
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	626
490,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16 (d)	486
800,000	Sumitomo Mitsui Banking Corp., 1.06%, 3/18/16 GBP (b)	1,208
750,000	SunTrust Bank/Atlanta GA, 0.56%, 8/24/15	740
1,520,000	Svenska Handelsbanken AB, 0.72%, 3/21/16	1,525
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/01/15	569
1,310,000	Toronto-Dominion Bank, 0.82%, 4/30/18	1,316
1,360,000	Total Capital Canada Ltd., 0.65%, 1/15/16	1,370
1,330,000	Toyota Motor Credit Corp., 0.56%, 5/17/16	1,331
490,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	492
610,000	TransCanada PipeLines Ltd., 0.95%, 6/30/16	613
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	454
1,030,000	Union Bank NA, 1.22%, 6/06/14	1,036
1,000,000	US Bank NA, 0.55%, 10/14/14	1,002
1,300,000	Verizon Communications Inc. 144A, 0.47%, 3/06/15 (a)	1,299
1,250,000	Viacom Inc., 1.25%, 2/27/15 (d)	1,256
510,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	521
1,260,000	Vodafone Group PLC, 0.66%, 2/19/16	1,260
500,000	Vodafone Group PLC, 0.70%, 9/05/13 EUR (b)	664
1,100,000	Volkswagen International Finance NV 144A, 0.87%, 11/20/14 (a)	1,104
1,260,000	Walgreen Co., 0.77%, 3/13/14	1,262
550,000	WellPoint Inc., 1.25%, 9/10/15	554
210,000	Wells Fargo & Co., 0.89%, 4/23/18	210
1,520,000	Westpac Banking Corp., 0.95%, 1/12/16	1,519
1,250,000	Westpac Banking Corp., 1.03%, 9/25/15 (d)	1,263
410,000	Xcel Energy Inc., 0.75%, 5/09/16	407
860,000	Xstrata Finance Canada Ltd. 144A, 2.05%, 10/23/15 (a)	857
300,000	Zoetis Inc. 144A, 1.15%, 2/01/16 (a)	300
Total Corporate Bond (Cost - $117,765)		117,724

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (1%)
2,151,140	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/04/20 (a)	$2,169
313,272	FDIC Structured Sale Guaranteed Notes 144A, 0.75%, 2/25/48 (a)	314
Total FDIC Guaranteed (Cost - $2,464)		2,483
Foreign Government (2%)
31,800,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	2,564
860,000	Mexico Government International Bond, 5.88%, 2/17/14 (d)	885
1,000,000	Qatar Government International Bond 144A, 4.00%, 1/20/15 (a)	1,042
Total Foreign Government (Cost - $4,634)		4,491
Mortgage Backed (15%)
322,712	Asset Backed Funding Certificates, 0.82%, 4/25/34	301
43,936	Bear Stearns ALT-A Trust, 2.69%, 3/25/34	43
1,315,760	Credit Suisse Mortgage Capital Certificates 144A, 1.20%, 2/27/47 (a)	1,284
1,483,414	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	1,414
736,330	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	722
1,770,000	Del Coronado Trust 144A, 1.00%, 3/15/26 (a)	1,768
2,200,000	Extended Stay America Trust 144A, 0.99%, 12/05/31 (a)	2,199
554,155	FH 1B2612 ARM, 2.75%, 11/01/34	590
287,167	FH 847515 ARM, 2.70%, 2/01/34	304
596,906	FHLMC Structured Pass Through Securities, 3.61%, 2/27/15	600
99,962	FN 708229 ARM, 2.04%, 4/01/33	105
2,163,716	FN 784365 ARM, 2.05%, 5/01/34	2,269
1,780,842	FN 866093 ARM, 2.63%, 3/01/36	1,888
1,499,804	FN 870542 ARM, 2.40%, 3/01/36	1,590
110,455	FN 878544 ARM, 2.73%, 3/01/36	118
532,684	FN 889821 ARM, 2.50%, 12/01/36	564
1,399,739	FN 906140 ARM, 2.61%, 1/01/37	1,487
561,693	FN AD0079 ARM, 2.64%, 11/01/35	595
1,991,602	FN AE0193 ARM, 3.69%, 7/01/40	2,107
1,477,079	FN AL0502 ARM, 3.03%, 6/01/41	1,540
2,494,570	Fosse Master Issuer PLC 144A, 1.67%, 10/18/54 (a)	2,517
1,000,000	Fosse Master Issuer PLC 144A, 1.70%, 10/18/54 (a)	1,016
427,973	GNR 2002-48 FT, 0.40%, 12/16/26	430
850,000	Granite Master Issuer PLC, 1.06%, 12/17/54	751
759,551	Harborview Mortgage Loan Trust, 3.02%, 1/19/35	724
281,810	MASTR Asset Securitization Trust, 5.00%, 7/25/19	293
1,291,372	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	1,280
228,327	Sequoia Mortgage Trust, 1.00%, 10/20/27	216
1,202,109	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,161
1,093,334	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,066
607,126	Sequoia Mortgage Trust, 2.87%, 1/25/42	600
1,533,438	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	1,507
740,521	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	737

Principal or Shares	Security Description	Value (000)

641,091	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	$635
310,050	Structured Adjustable Rate Mortgage Loan Trust, 2.60%, 9/25/34	301
1,000,000	Structured Agency Credit Risk Debt Notes, 3.59%, 7/25/23	1,009
242,873	Structured Asset Mortgage Investments Inc., 3.85%, 7/25/32	248
Total Mortgage Backed (Cost - $36,236)		35,979
Municipal (2%)
620,000	County of Orange CA, 0.61%, 11/01/13	621
810,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	807
580,000	Grand Parkway Transportation Corp., 1.00%, 10/01/17	581
250,000	Michigan State Finance Authority, 2.00%, 8/20/13	250
630,000	New York Liberty Development Corp., 0.23%, 12/01/49	630
1,300,000	South Carolina State Public Service Authority, 0.89%, 6/02/14	1,300
1,000,000	University of California, 0.77%, 7/01/41	1,001
Total Municipal (Cost - $5,191)		5,190
NCUA Guaranteed (3%)
512,692	NCUA Guaranteed Notes Trust 2010-C1, 1.60%, 10/29/20	518
923,015	NCUA Guaranteed Notes Trust 2010-R1, 0.64%, 10/07/20	923
521,497	NCUA Guaranteed Notes Trust 2010-R2, 0.56%, 11/06/17	520
2,366,227	NCUA Guaranteed Notes Trust 2010-R3, 0.75%, 12/08/20	2,354
860,845	NCUA Guaranteed Notes Trust 2011-R1, 0.64%, 1/08/20	866
57,502	NCUA Guaranteed Notes Trust 2011-R2, 0.59%, 2/06/20	57
1,591,673	NCUA Guaranteed Notes Trust 2011-R5, 0.57%, 4/06/20	1,594
Total NCUA Guaranteed (Cost - $6,849)		6,832
U.S. Government Agency (3%)
8,500,000	FHLB Disc Note, 0.95%, 11/20/13
	(Cost - $8,497)	8,499
U.S. Treasury (4%)
5,000,000	U.S. Treasury Note, 0.25%, 2/28/14	5,005
6,000,000	U.S. Treasury Note, 0.63%, 7/15/14	6,027
Total U.S. Treasury (Cost - $11,026)		11,032
Investment Company (5%)
11,305,850	Payden Cash Reserves Money Market Fund *
	(Cost - $11,306)	11,306
Total (Cost - $257,234) (104%)		256,644
Liabilities in excess of Other Assets (-4%)		(10,011)
Net Assets (100%)		$246,633

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Payden Limited Maturity Fund continued

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)Principal	in foreign currency.
(c)	Yield to maturity at time of purchase.
(d)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $8,504 and the total market value of the collateral held by the Fund is $8,769. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/8/2013	British Pound (Sell 5,547)	HSBC Securities	$62
10/21/2013	Mexican Peso	Goldman Sachs	39
	(Sell 33,130)

			$101

Liabilities:
8/8/2013	Euro (Sell 3,391)	Citigroup	(92)

			$(92)

5	Payden Mutual Funds

Payden Low Duration Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
2,600,000	Ally Master Owner Trust, 0.64%, 2/15/18	$2,592
3,500,000	Ally Master Owner Trust, 0.64%, 4/15/18	3,485
5,710,000	Apidos CDO 144A, 1.42%, 4/15/25 (a)	5,666
500,000	Apidos CDO 144A, 1.97%, 4/15/25 (a)	495
6,800,000	Babson CLO Ltd. 144A, 1.31%, 4/20/25 (a)	6,732
670,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	664
690,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	680
3,350,000	Cent CLO LP 144A, 1.40%, 7/23/25 (a)	3,320
1,300,000	Chesapeake Funding LLC 144A,
	0.64%, 1/07/25 (a)	1,298
500,000	Citibank Omni Master Trust 144A,
	5.35%, 8/15/18 (a)	525
3,585,000	Dryden XXII Senior Loan Fund 144A,
	1.38%, 8/15/25 (a)	3,540
3,140,000	Dryden XXII Senior Loan Fund 144A,
	1.83%, 8/15/25 (a)	3,061
4,847,742	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	4,862
2,150,000	First Investors Auto Owner Trust 144A,
	3.40%, 3/15/16 (a)	2,170
2,850,000	Gracechurch Card Funding PLC 144A,
	0.89%, 2/15/17 (a)	2,865
2,000,000	Gracechurch Card Funding PLC 144A,
	0.92%, 2/15/17 EUR (a)(b)	2,672
500,000	Great America Leasing Receivables 144A,
	1.83%, 6/17/19 (a)	494
3,000,000	GSAMP Trust, 0.84%, 3/25/34	2,977
1,032,457	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	1,136
2,309,288	MMAF Equipment Finance LLC 144A,
	1.27%, 9/15/15 (a)	2,313
6,200,000	Nissan Master Owner Trust Receivables,
	0.49%, 2/15/18	6,185
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.51%, 7/20/23 (a)	3,189
3,500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.97%, 7/20/23 (a)	3,464
3,375,000	Tyron Park CLO Ltd. 144A, 1.39%, 7/15/25 (a)	3,345
3,140,000	Tyron Park CLO Ltd. 144A, 1.82%, 7/15/25 (a)	3,083
1,900,000	World Omni Master Owner Trust 144A,
	0.54%, 2/15/18 (a)	1,892
Total Asset Backed (Cost - $72,951)		72,705
Corporate Bond (59%)
2,680,000	AbbVie Inc. 144A, 1.75%, 11/06/17 (a)	2,651
1,020,000	Airgas Inc., 2.85%, 10/01/13	1,023
175,000	Airgas Inc., 3.25%, 10/01/15	182
1,565,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	1,643
3,490,000	Ally Financial Inc., 3.50%, 7/18/16 (c)	3,519
2,110,000	Amazon.com Inc., 0.65%, 11/27/15	2,106
600,000	America Movil SAB de CV, 3.63%, 3/30/15	624
3,100,000	American Express Co., 0.86%, 5/22/18	3,101
660,000	American Express Credit Corp.,
	1.75%, 6/12/15 (c)	671

Principal or Shares	Security Description	Value (000)

1,650,000	American Express Credit Corp., 5.38%, 10/01/14 GBP	$2,622
1,840,000	American Honda Finance Corp. 144A,
	0.65%, 5/26/16 (a)	1,841
200,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	201
2,400,000	American Honda Finance Corp. 144A,
	1.45%, 2/27/15 (a)	2,425
880,000	American International Group Inc.,
	2.38%, 8/24/15	892
1,530,000	Amgen Inc., 1.88%, 11/15/14	1,554
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,444
1,430,000	Anglo American Capital PLC 144A,
	2.15%, 9/27/13 (a)	1,432
3,050,000	Anheuser-Busch InBev Finance Inc.,
	0.80%, 1/15/16 (c)	3,052
1,460,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	1,453
1,345,000	Apple Inc., 0.45%, 5/03/16	1,335
3,110,000	Apple Inc., 0.52%, 5/03/18	3,111
1,510,000	Apple Inc., 1.00%, 5/03/18	1,454
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,912
1,900,000	Ashland Inc. 144A, 3.00%, 3/15/16 (a)(c)	1,933
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,733
2,320,000	AT&T Inc., 0.66%, 2/12/16	2,328
3,000,000	AT&T Inc., 0.88%, 2/13/15	3,009
3,050,000	Australia & New Zealand Banking Group Ltd.,
	0.84%, 5/15/18	3,041
3,000,000	Australia & New Zealand Banking Group Ltd.,
	0.90%, 2/12/16	2,995
850,000	Autodesk Inc., 1.95%, 12/15/17 (c)	830
890,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	895
1,410,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)	1,449
930,000	Baidu Inc., 2.25%, 11/28/17	912
2,800,000	Banco Bradesco SA/Cayman Islands 144A,
	2.37%, 5/16/14 (a)	2,824
1,600,000	Banco do Brasil SA/Cayman Islands 144A,
	4.50%, 1/22/15 (a)	1,654
3,020,000	Bank of America Corp., 1.34%, 3/22/18 (c)	3,017
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,083
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,248
1,850,000	Bank of Montreal, 0.79%, 7/15/16	1,854
1,850,000	Bank of Montreal, 0.80%, 11/06/15	1,848
1,500,000	Bank of Montreal, 0.87%, 4/09/18	1,501
1,860,000	Bank of New York Mellon Corp.,
	0.83%, 8/01/18	1,864
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,765
1,670,000	Bank of Nova Scotia, 0.79%, 7/15/16	1,673
1,500,000	Bank of Nova Scotia, 1.85%, 1/12/15	1,526
2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.72%, 2/26/16 (a)	2,485
1,950,000	Barclays Bank PLC, 1.31%, 1/13/14	1,958
150,000	Barclays Bank PLC, 3.90%, 4/07/15	157
890,000	Barrick Gold Corp., 1.75%, 5/30/14 (c)	892

6

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,800,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	$1,819
610,000	Baxter International Inc., 0.95%, 6/01/16 (c)	611
860,000	BB&T Corp., 1.60%, 8/15/17	849
1,440,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,411
2,210,000	BHP Billiton Finance USA Ltd.,
	1.00%, 2/24/15	2,227
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15 (c)	1,926
530,000	BP Capital Markets PLC, 0.79%, 5/10/18	531
6,100,000	BRF SA 144A, 7.75%, 5/22/18 BRL (a)(b)	2,282
2,000,000	Cadbury Schweppes US Finance LLC 144A,
	5.13%, 10/01/13 (a)	2,014
980,000	Canadian Imperial Bank of Commerce,
	0.79%, 7/18/16	981
2,510,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15 (c)	2,516
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15	2,117
1,660,000	Capital One Financial Corp., 2.13%, 7/15/14	1,681
800,000	Carnival Corp., 1.20%, 2/05/16	796
520,000	Carnival Corp., 1.88%, 12/15/17	508
1,260,000	Caterpillar Financial Services Corp.,
	1.10%, 5/29/15 (c)	1,271
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,856
730,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	721
1,485,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (c)	1,537
2,920,000	Citigroup Inc., 1.06%, 4/01/16 (c)	2,929
2,403,000	Citigroup Inc., 2.25%, 8/07/15 (c)	2,450
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,263
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,020
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,393
2,500,000	Commonwealth Bank of Australia 144A,
	2.13%, 3/17/14 (a)	2,526
510,000	Computer Sciences Corp., 2.50%, 9/15/15	521
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	612
370,000	ConAgra Foods Inc., 1.35%, 9/10/15	373
400,000	CONSOL Energy Inc., 8.00%, 4/01/17	428
2,370,000	Corpbanca SA, 3.13%, 1/15/18	2,207
770,000	Covidien International Finance SA,
	1.35%, 5/29/15	778
2,390,000	Credit Agricole SA/London 144A,
	1.43%, 4/15/16 (a)	2,405
2,040,000	Cricket Communications Inc. Leap Term Loan
	C-DD 1L, 4.75%, 3/08/20	2,060
1,990,000	Daimler Finance North America LLC 144A,
	0.95%, 8/01/16 (a)	1,993
1,540,000	Daimler Finance North America LLC 144A,
	1.88%, 9/15/14 (a)	1,555
2,630,000	Danske Bank A/S 144A, 1.32%, 4/14/14 (a)	2,642
550,000	Deutsche Telekom International Finance BV,
	5.88%, 8/20/13	551
2,600,000	Digital Realty Trust LP, 4.50%, 7/15/15	2,733
2,369,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	2,463
260,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	273
3,400,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	3,314
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,106

Principal or Shares	Security Description	Value (000)

1,620,000	Dow Chemical Co., 2.50%, 2/15/16 (c)	$1,680
650,000	Duke Energy Corp., 3.95%, 9/15/14	673
1,000,000	Duke Realty LP, 5.40%, 8/15/14	1,043
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,019
1,030,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	1,027
560,000	Ecolab Inc., 2.38%, 12/08/14	571
1,235,000	EnCana Holdings Finance Corp.,
	5.80%, 5/01/14	1,280
570,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15	574
1,650,000	Enterprise Products Operating LLC,
	3.20%, 2/01/16 (c)	1,737
800,000	Enterprise Products Operating LLC,
	5.60%, 10/15/14	845
360,000	Equifax Inc., 4.45%, 12/01/14	375
1,100,000	ERAC USA Finance LLC 144A,
	2.25%, 1/10/14 (a)	1,107
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	773
830,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	803
1,800,000	Fifth Third Bank, 4.75%, 2/01/15	1,895
1,600,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(c)	1,608
1,520,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	1,524
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	2,436
600,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15 (c)	601
550,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	539
3,960,000	General Electric Capital Corp.,
	0.92%, 7/12/16 (c)	3,967
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15	1,390
825,000	General Electric Capital Corp., 1.63%, 7/02/15	837
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,799
1,100,000	General Motors Financial Co. Inc. 144A,
	2.75%, 5/15/16 (a)	1,098
2,040,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	2,150
720,000	Gilead Sciences Inc., 2.40%, 12/01/14	736
3,280,000	Glencore Funding LLC 144A, 1.63%, 1/15/19 (a)	3,080
2,660,000	Goldman Sachs Group Inc., 1.27%, 2/07/14	2,668
3,110,000	Goldman Sachs Group Inc., 1.47%, 4/30/18	3,114
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15 (c)	1,552
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,680
460,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	453
2,050,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	2,049
1,060,000	Hartford Financial Services Group Inc.,
	4.00%, 3/30/15	1,109
2,690,000	HCP Inc., 2.70%, 2/01/14	2,714
970,000	Health Care REIT Inc., 3.63%, 3/15/16	1,022
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	1,937
1,120,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	1,116
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15 (c)	2,134
520,000	HJ Heinz Co. Term Loan B2 1L, 3.50%,	526
2,970,000	HSBC Bank PLC 144A, 0.92%, 5/15/18 (a)	2,972
1,800,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(c)	1,818
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,523

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

800,000	Huntington National Bank, 1.35%, 8/02/16	$800
880,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	867
1,110,000	Hyundai Capital America 144A,
	1.63%, 10/02/15 (a)	1,109
720,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	752
2,600,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	2,730
790,000	Ingredion Inc., 3.20%, 11/01/15	823
1,500,000	International Business Machines Corp.,
	0.75%, 5/11/15 (c)	1,507
2,820,000	International Lease Finance Corp.,
	2.22%, 6/15/16	2,806
1,025,000	International Lease Finance Corp.,
	4.88%, 4/01/15	1,060
1,300,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)(c)	1,367
1,110,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	1,152
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,243
1,550,000	JPMorgan Chase & Co., 1.17%, 1/25/18	1,555
1,045,000	JPMorgan Chase & Co., 1.88%, 3/20/15	1,060
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	798
1,250,000	Kansas City Southern de Mexico SA de CV 144A,
	2.35%, 5/15/20 (a)	1,206
2,160,000	Kellogg Co., 1.13%, 5/15/15	2,175
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,434
1,400,000	KeyCorp, 3.75%, 8/13/15	1,478
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	997
1,300,000	Kroger Co., 2.20%, 1/15/17 (c)	1,314
4,160,000	Lloyds TSB Bank PLC, 2.61%, 1/24/14	4,202
550,000	Macy’s Retail Holdings Inc., 5.75%, 7/15/14 (c)	576
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,160
1,010,000	Masco Corp., 4.80%, 6/15/15	1,055
530,000	McKesson Corp., 0.95%, 12/04/15 (c)	532
2,450,000	Merck & Co. Inc., 0.63%, 5/18/18	2,456
1,850,000	Metropolitan Life Global Funding I 144A,
	0.80%, 7/15/16 (a)	1,851
2,580,000	Metropolitan Life Global Funding I 144A,
	1.70%, 6/29/15 (a)	2,622
2,280,000	Morgan Stanley, 1.52%, 2/25/16	2,294
3,780,000	Morgan Stanley, 1.55%, 4/25/18 (c)	3,759
830,000	Murphy Oil Corp., 2.50%, 12/01/17	826
490,000	Mylan Inc./PA 144A, 1.80%, 6/24/16 (a)	490
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,107
3,390,000	National Australia Bank Ltd./New York,
	0.82%, 7/25/16	3,398
3,000,000	National Australia Bank Ltd./New York,
	0.90%, 1/20/16 (c)	2,990
2,200,000	National Bank of Canada, 1.50%, 6/26/15	2,230
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,484
1,230,000	NBCUniversal Enterprise Inc. 144A,
	0.95%, 4/15/18 (a)	1,242
410,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	412
2,250,000	NextEra Energy Capital Holdings Inc.,
	2.55%, 11/15/13	2,263
2,240,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (a)	2,222

Principal or Shares	Security Description	Value (000)

1,240,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	$1,232
2,650,000	Nomura Holdings Inc., 1.72%, 9/13/16	2,664
3,290,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	3,259
1,500,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	1.63%, 3/13/15 (a)	1,523
2,710,000	PACCAR Financial Corp., 0.70%, 11/16/15	2,708
620,000	PACCAR Financial Corp., 1.05%, 6/05/15	624
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15
	EUR (b)	2,391
560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 7/11/14 (a)	568
2,500,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	2,582
3,000,000	PepsiCo Inc., 0.75%, 3/05/15	3,008
810,000	Petrobras International Finance Co.,
	2.88%, 2/06/15	825
2,350,000	Petroleos Mexicanos 144A, 2.29%, 7/18/18 (a)	2,415
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15 (c)	2,637
600,000	Phillips 66, 1.95%, 3/05/15	610
600,000	Phillips 66, 2.95%, 5/01/17	623
1,440,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	1,552
750,000	Precision Castparts Corp., 0.70%, 12/20/15	749
1,220,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	1,222
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,033
2,500,000	Prudential Financial Inc., 4.75%, 4/01/14	2,566
500,000	Prudential Financial Inc., 4.75%, 9/17/15	540
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15
	GBP (b)	1,221
780,000	Quest Diagnostics Inc., 1.12%, 3/24/14	782
3,800,000	RCI Banque SA 144A, 2.14%, 4/11/14 (a)	3,814
2,030,000	Regions Financial Corp., 2.00%, 5/15/18 (c)	1,956
540,000	Reynolds American Inc., 1.05%, 10/30/15	540
1,500,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,505
1,260,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	1,269
820,000	Rogers Communications Inc., 6.38%, 3/01/14	847
1,695,000	Royal Bank of Scotland Group PLC,
	2.55%, 9/18/15	1,731
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,077
1,000,000	SABMiller Holdings Inc. 144A,
	1.85%, 1/15/15 (a)	1,015
1,440,000	SABMiller Holdings Inc. 144A,
	2.45%, 1/15/17 (a)(c)	1,478
1,100,000	Sanofi, 1.63%, 3/28/14	1,109
830,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (a)	840
410,000	Simon Property Group LP, 4.20%, 2/01/15	428
1,400,000	Sinopec Capital 2013 Ltd. 144A,
	1.25%, 4/24/16 (a)	1,392
1,020,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	987
600,000	Softbank Corp. 144A, 4.63%, 4/15/20
	EUR (a)(b)	809
1,500,000	SpareBank 1 Boligkreditt AS 144A,
	1.25%, 5/02/18 (a)	1,440
965,000	Statoil ASA, 2.90%, 10/15/14	993
810,000	Stryker Corp., 3.00%, 1/15/15 (c)	838

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,480,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16 (c)	$1,469
850,000	Sumitomo Mitsui Banking Corp.,
	0.94%, 7/19/16 (c)	853
3,080,000	Svenska Handelsbanken AB, 0.72%, 3/21/16	3,090
2,700,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.03%, 3/17/15 (a)	2,715
2,780,000	Tech Data Corp., 3.75%, 9/21/17	2,826
1,340,000	Tesoro Corp., 4.25%, 10/01/17	1,380
1,510,000	Thomson Reuters Corp., 0.88%, 5/23/16	1,502
1,010,000	Time Warner Inc., 3.15%, 7/15/15 (c)	1,055
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16 (c)	2,731
3,040,000	Total System Services Inc., 2.38%, 6/01/18	2,960
3,000,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15 (c)	3,010
1,600,000	TransCanada PipeLines Ltd., 0.95%, 6/30/16	1,609
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15 (c)	1,048
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	878
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17 (c)	492
1,380,000	Valeant Pharmaceuticals International 144A,
	6.50%, 7/15/16 (a)	1,435
1,100,000	Viacom Inc., 4.38%, 9/15/14	1,144
1,120,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	1,144
2,410,000	Vodafone Group PLC, 0.66%, 2/19/16 (c)	2,411
2,525,000	Vodafone Group PLC, 4.15%, 6/10/14	2,598
2,680,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	2,695
700,000	Volkswagen International Finance NV 144A,
	1.63%, 3/22/15 (a)	708
2,000,000	Vornado Realty LP, 4.25%, 4/01/15	2,084
3,145,000	Wachovia Bank NA, 4.80%, 11/01/14	3,309
600,000	Walgreen Co., 0.77%, 3/13/14	601
2,100,000	Walgreen Co., 1.00%, 3/13/15	2,110
1,500,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	1,428
1,050,000	WellPoint Inc., 1.25%, 9/10/15	1,058
2,000,000	WellPoint Inc., 2.38%, 2/15/17	2,031
90,000	Wells Fargo & Co., 0.89%, 4/23/18	90
2,970,000	Westpac Banking Corp., 0.95%, 1/12/16	2,969
135,000	Westpac Banking Corp., 1.03%, 9/25/15	136
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,785
425,000	Windstream Corp., 8.13%, 8/01/13	425
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	5,020
1,310,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	1,364
146,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	151
2,140,000	WPX Energy Inc., 5.25%, 1/15/17 (c)	2,274
4,080,000	Xstrata Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (a)	3,987
Total Corporate Bond (Cost - $419,016)		421,906
FDIC Guaranteed (2%)
6,245,245	FDIC Structured Sale Guaranteed Notes 144A,
	0.72%, 12/04/20 (a)	6,298
1,253,086	FDIC Structured Sale Guaranteed Notes 144A,
	0.75%, 2/25/48 (a)	1,254
1,591,803	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,649
2,340,604	FDIC Trust 144A, 2.18%, 5/25/50 (a)	2,366
Total FDIC Guaranteed (Cost - $11,425)		11,567

Principal or Shares	Security Description	Value (000)
Foreign Government (2%)
90,100,000	Mexican Bonos, 5.00%, 6/15/17 MXN (b)	$7,082
49,851,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	4,020
750,000	Panama Government International Bond,
	7.25%, 3/15/15	819
Total Foreign Government (Cost - $12,333)		11,921
Mortgage Backed (9%)
3,803,800	Adjustable Rate Mortgage Trust,
	3.10%, 3/25/37	2,824
1,051,211	Bank of America Mortgage 2002-K Trust,
	2.75%, 10/20/32	1,060
3,289,401	Credit Suisse Mortgage Capital Certificates
	144A, 1.20%, 2/27/47 (a)	3,210
3,279,127	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)	3,125
1,656,855	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,624
1,571,235	FN 708229 ARM, 2.04%, 4/01/33	1,654
771,327	FN 743821 ARM, 2.41%, 11/01/33	815
648,561	FN 755867 ARM, 2.72%, 12/01/33	688
722,870	FN 790762 ARM, 2.54%, 9/01/34	765
921,483	FN 790764 ARM, 2.54%, 9/01/34	975
842,830	FN 794792 ARM, 2.61%, 10/01/34	891
1,370,844	FN 794797 ARM, 2.42%, 10/01/34	1,453
5,000,000	Fosse Master Issuer PLC 144A,
	1.70%, 10/18/54 (a)	5,079
2,728,483	HarborView Mortgage Loan Trust 2005-14,
	2.91%, 12/19/35	2,256
795,422	HomeBanc Mortgage Trust, 1.06%, 8/25/29	724
439,148	Indymac Index Mortgage Loan Trust,
	2.74%, 10/25/34	406
1,832,291	JP Morgan Mortgage Trust 144A,
	2.50%, 3/25/43 (a)	1,780
1,549,845	MLCC Mortgage Investors Inc., 2.20%, 2/25/36	1,449
978,524	MLCC Mortgage Investors Inc.,
	2.32%, 12/25/34	995
208,140	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	2.31%, 7/25/34	205
215,046	Provident Funding Mortgage Loan Trust,
	2.62%, 4/25/34	213
3,336,726	Residential Asset Securitization Trust,
	6.00%, 8/25/36	2,722
615,830	Sequoia Mortgage Trust, 1.00%, 10/20/27	584
2,484,359	Sequoia Mortgage Trust, 1.45%, 2/25/43	2,399
2,206,367	Sequoia Mortgage Trust, 1.55%, 4/25/43	2,151
1,517,815	Sequoia Mortgage Trust, 2.87%, 1/25/42	1,499
2,485,951	Sequoia Mortgage Trust, 3.50%, 4/25/42	2,452
3,276,812	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	3,220
1,727,881	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	1,720
1,972,587	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	1,953
1,242,384	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	1,250
2,159,287	Structured Adjustable Rate Mortgage Loan Trust,
	2.57%, 8/25/34	2,127
485,873	Structured Adjustable Rate Mortgage Loan Trust,
	2.67%, 10/25/34	471

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,500,000	Structured Agency Credit Risk Debt Notes Series
	2013-DN1, 3.59%, 7/25/23	$3,533
972,374	Structured Asset Mortgage Investments Inc.,
	2.09%, 10/19/34	568
1,805,861	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	1,797
Total Mortgage Backed (Cost - $62,859)		60,637
Municipal (0%)
1,790,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16
	(Cost - $1,790)	1,783
NCUA Guaranteed (0%)
556,967	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20
	(Cost - $557)	558
U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18
	(Cost - $400)	391
U.S. Treasury (18%)
15,000,000	U.S. Treasury Note, 0.25%, 5/31/15	14,993
23,250,000	U.S. Treasury Note, 0.25%, 4/15/16	23,087
28,665,000	U.S. Treasury Note, 0.25%, 5/15/16	28,436
730,000	U.S. Treasury Note, 0.38%, 6/30/15 (d)	731
8,000,000	U.S. Treasury Note, 0.38%, 1/15/16	7,987
17,395,000	U.S. Treasury Note, 0.38%, 3/15/16	17,344
26,465,000	U.S. Treasury Note, 0.50%, 6/15/16	26,414
5,000,000	U.S. Treasury Note, 1.00%, 9/30/16	5,049
380,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	388
Total U.S. Treasury (Cost - $124,702)		124,429
Purchased Call Options (0%)
125	U.S. Treasury 5 Year Futures Option, 122,
	12/21/13
	(Cost - $30)	33
Purchased Put Options (0%)
584	iShares JP Morgan USD Emerging Markets Bond
	ETF, 100, 9/21/13	44
125	U.S. Treasury 5 Year Futures Option, 119,
	12/21/13	58
498	U.S. Treasury 5 Year Futures Option, 119.25,
	10/19/13	128
Total Purchased Put Options (Cost - $273)		230
Investment Company (9%)
64,835,626	Payden Cash Reserves Money Market Fund *
	(Cost - $64,836)	64,836
Total (Cost - $771,172) (109%)		770,996
Liabilities in excess of Other Assets (-9%)		(61,102)
Net Assets (100%)		$709,894

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $45,115 and the total market value of the collateral held by the Fund is $46,470. Amounts in 000s.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/27/2013	Brazilian Real (Sell 5,273)	HSBC Securities	$8
10/2/2013	British Pound	Deutsche Bank	103
	(Sell 13,859)
8/8/2013	British Pound (Sell 2,636)	HSBC Securities	30
10/21/2013	Mexican Peso	Goldman Sachs	174
	(Sell 147,670)

			$315

Liabilities:
8/8/2013	Euro (Sell 4,610)	Citigroup	(125)

			$(125)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
166	90 Day Euro Dollar	Sep-15	$(41,002)	$(11)
	Options Future
166	90 Day Euro Dollar	Sep-16	40,525	11
	Options Future
296	U.S. Treasury 5 Year	Sep-13	(35,925)	273
	Note Future

				$273

Payden U.S. Government Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (5%)
3,053,231	FDIC Structured Sale Guaranteed Notes 144A,
	0.72%, 12/04/20 (a)	$3,079
681,989	FDIC Structured Sale Guaranteed Notes 144A,
	0.90%, 12/29/45 (a)	686
1,724,454	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,786
1,745,276	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,764
Total FDIC Guaranteed (Cost - $7,213)		7,315
Mortgage Backed (86%)
1,651,787	FG A94713 30YR, 4.00%, 11/01/40	1,714
2,803,359	FG E09018 15YR, 2.50%, 1/01/28	2,803
1,960,388	FG J22703 15YR, 2.50%, 3/01/28	1,958
1,360,739	FH 1B8336 ARM, 3.09%, 6/01/41	1,421
865,780	FH 1B8378 ARM, 3.21%, 7/01/41	894
2,022,201	FH 1Q0740 ARM, 2.67%, 3/01/39	2,154
1,560,941	FH 1Q1363 ARM, 2.75%, 2/01/36	1,660
1,171,253	FH 2B0639 ARM, 2.31%, 6/01/42	1,193
2,003,175	FH 2B0709 ARM, 2.11%, 8/01/42	2,031
2,151,914	FH 2B0721 ARM, 2.29%, 9/01/42	2,196
1,788,717	FH 2B0972 ARM, 2.00%, 11/01/42	1,802
1,751,494	FH 2B1286 ARM, 2.11%, 4/01/43	1,771
1,968,577	FH 2B1317 ARM, 2.00%, 4/01/43	1,981
661,000	FHLB, 2.60%, 4/20/15	678
1,152,440	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	1,158
231,959	FHR 2739 PE, 5.00%, 3/15/32	233
500,743	FHR 3728 EH, 3.00%, 9/15/20	511
1,128,357	FHR 3997 PJ, 3.00%, 1/15/40	1,149
1,073,509	FHR 4030 CG, 2.50%, 4/15/27	1,098
937,798	FHR 4073 BE, 2.00%, 5/15/39	909
9,000,000	FN, 2.50%, 15YR TBA (b)	8,996
10,000,000	FN, 3.00%, 15YR TBA (b)	10,292
3,771,860	FN 464313 15YR, 2.99%, 1/01/15	3,858
1,300,000	FN 468880 ARM, 0.74%, 8/01/21	1,306
704,788	FN 555936 ARM, 2.42%, 9/01/33	755
730,254	FN 784365 ARM, 2.05%, 5/01/34	766
775,698	FN 795816 ARM, 2.05%, 7/01/34	813
154,209	FN 838958 ARM, 2.37%, 8/01/35	163
2,170,889	FN 870542 ARM, 2.40%, 3/01/36	2,302
1,646,821	FN 890434 15YR, 3.00%, 7/01/27	1,697
2,870,967	FN AB7905 15YR, 2.50%, 2/01/28	2,872
2,836,052	FN AB7995 10YR, 2.50%, 2/01/23	2,892
976,762	FN AB8997 15YR, 2.50%, 4/01/28	977
1,040,589	FN AC0045 ARM, 2.43%, 10/01/38	1,102
1,750,859	FN AE0193 ARM, 3.69%, 7/01/40	1,853
1,462,922	FN AI4019 ARM, 3.44%, 7/01/41	1,525
1,242,789	FN AJ4050 30YR, 4.00%, 10/01/41	1,292
2,491,303	FN AJ4109 ARM, 2.36%, 12/01/41	2,554
1,404,151	FN AJ8354 ARM, 2.55%, 1/01/42	1,445
1,093,363	FN AJ8557 ARM, 2.53%, 1/01/42	1,124
1,371,699	FN AK0013 ARM, 2.42%, 1/01/42	1,405
1,043,762	FN AK2233 ARM, 2.43%, 5/01/42	1,067
1,769,080	FN AL0407 30YR, 6.50%, 4/01/39	2,003
1,002,304	FN AL0502 ARM, 3.03%, 6/01/41	1,045
1,205,715	FN AL1193 30YR, 4.00%, 11/01/41	1,254
1,410,886	FN AL1202 ARM, 2.47%, 12/01/41	1,449
2,667,900	FN AL1869 15YR, 3.00%, 6/01/27	2,748
3,575,474	FN AL2095 15YR, 3.00%, 6/01/27	3,683
1,478,089	FN AL2187 ARM, 3.01%, 3/01/42	1,541

Principal or Shares	Security Description	Value (000)

2,669,803	FN AL2221 15YR, 3.00%, 7/01/27	$2,752
1,932,997	FN AO2280 ARM, 2.15%, 10/01/42	1,963
1,973,216	FN AO7975 15YR, 3.00%, 6/01/27	2,033
1,262,639	FN AP0619 ARM, 2.24%, 7/01/42	1,287
1,915,615	FN AP4080 ARM, 2.25%, 9/01/42	1,952
2,261,477	FN AP4746 15YR, 3.00%, 8/01/27	2,329
900,577	FN AP7869 ARM, 2.21%, 8/01/42	916
1,835,476	FN AQ4765 10YR, 2.50%, 11/01/22	1,872
1,761,795	FNR 2011-127 UC, 2.50%, 6/25/39	1,789
1,186,711	FNR 2013-25 FN, 0.64%, 4/25/18	1,194
763,446	FNW 02-W6 2A, 7.01%, 6/25/42	885
192,968	FNW 04-W2 4A, 2.93%, 2/25/44	199
843,543	G2 3515 30YR, 5.50%, 2/20/34	938
2,009,416	G2 5301 15YR, 3.50%, 2/20/27	2,119
1,380,681	G2 778200 20YR, 4.00%, 2/20/32	1,414
997,836	G2 778203 20YR, 4.75%, 2/20/32	1,049
1,048,474	G2 82457 ARM, 2.00%, 1/20/40	1,089
1,338,039	GN 737791 30YR, 4.50%, 12/15/40	1,438
651,674	GNR 2004-11 F, 0.50%, 2/20/34	654
1,120,941	GNR 2008-32 PA, 4.00%, 8/16/37	1,217
1,127,509	GNR 2009-26 BA, 4.00%, 1/16/38	1,217
896,011	GNR 2011-60 GK, 2.00%, 9/20/34	908
1,467,379	United States Small Business Administration,
	2.88%, 9/10/21	1,497
Total Mortgage Backed (Cost - $128,915)		126,804
NCUA Guaranteed (16%)
2,065,307	NCUA Guaranteed Notes Trust 2010-A1,
	0.54%, 12/07/20	2,067
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,566
1,327,950	NCUA Guaranteed Notes Trust 2010-R1,
	0.64%, 10/07/20	1,328
615,425	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	617
3,999,883	NCUA Guaranteed Notes Trust 2010-R2,
	0.56%, 11/06/17	3,990
4,220,834	NCUA Guaranteed Notes Trust 2010-R2,
	0.66%, 11/05/20	4,221
2,918,347	NCUA Guaranteed Notes Trust 2010-R3,
	0.75%, 12/08/20	2,904
1,631,623	NCUA Guaranteed Notes Trust 2011-R2,
	0.59%, 2/06/20	1,631
3,157,161	NCUA Guaranteed Notes Trust 2011-R4,
	0.57%, 3/06/20	3,149
1,116,322	NCUA Guaranteed Notes Trust 2011-R5,
	0.57%, 4/06/20	1,118
613,014	NCUA Guaranteed Notes Trust 2011-R6,
	0.57%, 5/07/20	613
Total NCUA Guaranteed (Cost - $23,216)		23,204
Purchased Put Options (0%)
100	U.S. Treasury 5 Year Futures Option, 119.25,
	10/19/13
	(Cost - $25)	26
Investment Company (6%)
9,355,322	Payden Cash Reserves Money Market Fund *
	(Cost - $9,355)	9,355

11	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Total (Cost - $168,724) (113%)		$166,704
Liabilities in excess of Other Assets (-13%)		(18,897)
Net Assets (100%)		$147,807

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board. (b) Security was purchased on a delayed delivery basis.

Payden GNMA Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (1%)
5,152,327	FDIC Structured Sale Guaranteed Notes 144A,
	0.72%, 12/04/20 (a)	$5,196
1,566,358	FDIC Structured Sale Guaranteed Notes 144A,
	0.75%, 2/25/48 (a)	1,568
1,841,370	FDIC Structured Sale Guaranteed Notes 144A,
	0.90%, 12/29/45 (a)	1,850
Total FDIC Guaranteed (Cost - $8,572)		8,614
Mortgage Backed (144%)
1,487,166	FH 1B4282 ARM, 2.94%, 10/01/38	1,589
5,041,275	FH 1G0501 ARM, 2.48%, 6/01/35	5,386
1,899,600	FH 1J1279 ARM, 2.45%, 4/01/36	2,019
3,711,167	FH 1Q0062 ARM, 2.06%, 11/01/35	3,908
1,961,886	FH 847228 ARM, 3.00%, 1/01/34	2,094
20,000,000	FN, 3.00%, 30YR TBA (b)	19,391
20,000,000	FN, 3.50%, 30YR TBA (b)	20,169
2,632,218	FN 745551 ARM, 2.55%, 2/01/36	2,788
3,089,622	FN 783587 ARM, 2.36%, 3/01/35	3,245
4,075,468	FN 802649 ARM, 2.80%, 10/01/34	4,315
1,783,932	FN 832100 ARM, 2.47%, 7/01/35	1,899
2,854,370	FN AK0419 ARM, 2.38%, 12/01/27	3,041
54,941	FNR 1998-12 A, 3.83%, 2/25/18	58
2,525,592	FNR 2007-95 A1, 0.44%, 8/27/36	2,525
3,852,704	FNW 04-W2 4A, 2.93%, 2/25/44	3,980
40,000,000	G2, 3.00%, 30YR TBA (b)	39,144
40,000,000	G2, 3.50%, 30YR TBA (b)	40,712
12,000,000	G2, 4.00%, 30YR TBA (b)	12,549
37,120,000	G2, 4.50%, 30YR TBA (b)	39,550
155,564	G2 3133 30YR, 6.50%, 9/20/31	178
1,967,173	G2 3415 30YR, 5.50%, 7/20/33	2,188
1,393,127	G2 3515 30YR, 5.50%, 2/20/34	1,549
1,938,554	G2 3584 30YR, 6.00%, 7/20/34	2,150
1,515,472	G2 3599 30YR, 6.50%, 8/20/34	1,706
1,584,314	G2 3711 30YR, 5.50%, 5/20/35	1,747
2,119,429	G2 3747 30YR, 5.00%, 8/20/35	2,310
1,361,081	G2 3772 30YR, 5.00%, 10/20/35	1,482
2,100,485	G2 3785 30YR, 5.00%, 11/20/35	2,288
980,383	G2 3805 30YR, 5.00%, 1/20/36	1,068
4,416,103	G2 3819 30YR, 5.50%, 2/20/36	4,846
602,950	G2 3891 30YR, 6.50%, 8/20/36	680
1,990,546	G2 4558 30YR, 4.50%, 10/20/39	2,128
4,117,338	G2 4560 30YR, 5.50%, 10/20/39	4,530
4,981,117	G2 4678 30YR, 4.50%, 4/20/40	5,325
7,033,562	G2 4713 30YR, 4.50%, 6/20/40	7,514
2,957,058	G2 4802 30YR, 5.00%, 9/20/40	3,224
5,786,343	G2 4978 30YR, 4.50%, 3/20/41	6,177
8,054,702	G2 4979 30YR, 5.00%, 3/20/41	8,822
5,175,458	G2 5083 30YR, 5.00%, 6/20/41	5,620
7,261,673	G2 5140 30YR, 4.50%, 8/20/41	7,776
2,009,416	G2 5301 15YR, 3.50%, 2/20/27	2,119
2,796,843	G2 701705 30YR, 5.00%, 2/20/39	2,941
7,226,978	G2 710025 30YR, 5.65%, 8/20/59	7,980
2,831,306	G2 713314 30YR, 6.00%, 3/20/39	3,001
1,118,527	G2 728869 30YR, 4.13%, 4/20/40	1,171
1,005,459	G2 728870 30YR, 4.63%, 4/20/40	1,074
1,053,067	G2 736498 30YR, 4.13%, 4/20/40	1,103
656,201	G2 736499 30YR, 4.63%, 4/20/40	701
7,639,344	G2 740427 50YR, 4.82%, 9/20/60	8,381
626,079	G2 742040 30YR, 4.13%, 5/20/40	656
706,980	G2 742041 30YR, 4.63%, 6/20/40	756

Principal or Shares	Security Description	Value (000)

5,813,844	G2 757211 30YR, 4.50%, 12/20/40	$6,271
975,520	G2 770239 30YR, 4.00%, 2/20/42	1,019
183,195	G2 80011 ARM, 1.63%, 11/20/26	191
599,924	G2 80013 ARM, 2.00%, 11/20/26	628
239,619	G2 80022 ARM, 1.63%, 12/20/26	249
183,726	G2 80023 ARM, 1.63%, 12/20/26	191
525,594	G2 80029 ARM, 1.63%, 1/20/27	547
1,159,716	G2 80044 ARM, 1.63%, 2/20/27	1,208
1,616,015	G2 80052 ARM, 1.63%, 3/20/27	1,683
233,490	G2 8006 ARM, 1.75%, 7/20/22	243
3,057,977	G2 80074 ARM, 1.75%, 5/20/27	3,180
464,666	G2 80134 ARM, 1.63%, 11/20/27	483
1,243,937	G2 80196 ARM, 1.75%, 5/20/28	1,294
202,516	G2 80272 ARM, 1.75%, 4/20/29	211
163,669	G2 80311 ARM, 1.75%, 8/20/29	170
3,402,807	G2 80319 ARM, 1.75%, 9/20/29	3,535
103,618	G2 80346 ARM, 1.63%, 11/20/29	108
926,139	G2 8041 ARM, 1.75%, 8/20/22	962
194,449	G2 80424 ARM, 1.75%, 7/20/30	202
432,396	G2 80428 ARM, 2.00%, 7/20/30	449
223,483	G2 80507 ARM, 1.75%, 4/20/31	232
1,033,343	G2 80541 ARM, 1.75%, 9/20/31	1,073
714,925	G2 80556 ARM, 1.63%, 11/20/31	743
765,370	G2 80569 ARM, 1.63%, 1/20/32	797
458,811	G2 80570 ARM, 1.63%, 1/20/32	478
182,876	G2 80579 ARM, 1.63%, 2/20/32	190
642,763	G2 80593 ARM, 1.75%, 4/20/32	669
587,227	G2 80604 ARM, 1.75%, 5/20/32	611
1,105,740	G2 80611 ARM, 1.75%, 6/20/32	1,147
240,545	G2 80612 ARM, 1.75%, 6/20/32	250
562,368	G2 8062 ARM, 1.63%, 10/20/22	585
2,503,938	G2 80637 ARM, 1.75%, 9/20/32	2,601
1,812,335	G2 80696 ARM, 1.75%, 5/20/33	1,885
7,441,332	G2 80749 ARM, 1.63%, 10/20/33	7,741
719,739	G2 80780 ARM, 2.13%, 12/20/33	751
206,388	G2 80791 ARM, 2.63%, 12/20/33	216
5,415,030	G2 80795 ARM, 1.63%, 12/20/33	5,633
2,157,254	G2 80826 ARM, 1.63%, 2/20/34	2,252
3,354,283	G2 80835 ARM, 1.63%, 2/20/34	3,494
662,515	G2 80837 ARM, 1.63%, 2/20/34	690
579,401	G2 80932 ARM, 1.75%, 6/20/34	603
274,751	G2 80934 ARM, 1.75%, 6/20/34	286
616,972	G2 81018 ARM, 1.75%, 8/20/34	641
135,128	G2 81019 ARM, 2.25%, 8/20/34	140
688,402	G2 81036 ARM, 1.75%, 8/20/34	715
38,172	G2 81044 ARM, 1.75%, 8/20/34	40
1,009,857	G2 81166 ARM, 1.63%, 12/20/34	1,051
129,546	G2 8121 ARM, 1.63%, 1/20/23	135
2,474,673	G2 81214 ARM, 1.63%, 1/20/35	2,578
926,537	G2 81220 ARM, 1.63%, 1/20/35	965
821,615	G2 81278 ARM, 1.63%, 3/20/35	856
147,261	G2 81402 ARM, 2.25%, 7/20/35	153
37,065	G2 81405 ARM, 2.25%, 7/20/35	39
2,470,494	G2 81696 ARM, 1.75%, 6/20/36	2,570
561,008	G2 81807 ARM, 1.63%, 12/20/36	584
474,354	G2 81938 ARM, 1.75%, 7/20/37	493
501,833	G2 8198 ARM, 1.75%, 5/20/23	522
6,544,977	G2 82074 ARM, 2.50%, 5/20/38	6,812
3,871,203	G2 82107 ARM, 2.00%, 7/20/38	4,020
661,542	G2 82151 ARM, 1.75%, 9/20/38	687

13	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

159,335	G2 82245 ARM, 3.00%, 12/20/38	$165
187,115	G2 8228 ARM, 1.75%, 7/20/23	194
6,621,943	G2 82457 ARM, 2.00%, 1/20/40	6,877
4,269,170	G2 82463 ARM, 3.75%, 1/20/40	4,531
2,034,567	G2 82606 ARM, 4.00%, 8/20/40	2,158
154,552	G2 8301 ARM, 1.63%, 10/20/23	160
2,881,659	G2 8302 ARM, 1.63%, 10/20/23	2,997
2,162,271	G2 83031 ARM, 2.50%, 1/20/42	2,227
2,331,030	G2 83048 ARM, 3.00%, 2/20/42	2,440
180,558	G2 8339 ARM, 1.63%, 12/20/23	188
468,980	G2 8358 ARM, 1.63%, 1/20/24	488
358,358	G2 8359 ARM, 1.63%, 1/20/24	373
336,336	G2 8371 ARM, 1.63%, 2/20/24	350
169,900	G2 8373 ARM, 1.63%, 2/20/24	177
548,870	G2 8387 ARM, 1.63%, 3/20/24	572
535,812	G2 8398 ARM, 1.75%, 4/20/24	557
510,333	G2 8399 ARM, 1.75%, 4/20/24	531
288,179	G2 8421 ARM, 1.75%, 5/20/24	300
466,586	G2 849350 ARM, 1.63%, 12/20/25	485
661,744	G2 849351 ARM, 1.63%, 11/20/25	688
1,585,496	G2 8547 ARM, 2.00%, 11/20/24	1,658
131,363	G2 8580 ARM, 2.00%, 1/20/25	136
196,292	G2 8595 ARM, 2.00%, 2/20/25	204
375,516	G2 8781 ARM, 1.63%, 1/20/26	391
354,776	G2 8814 ARM, 1.63%, 2/20/26	370
146,084	G2 8815 ARM, 1.63%, 2/20/26	152
101,585	G2 8855 ARM, 2.00%, 10/20/21	106
117,005	G2 8867 ARM, 1.63%, 11/20/21	122
857,386	G2 8968 ARM, 1.75%, 9/20/26	891
201,280	G2 8989 ARM, 1.63%, 10/20/26	209
1,891,078	G2 8991 ARM, 1.63%, 10/20/26	1,967
4,565,117	G2 MA0528 30YR, 3.50%, 11/20/42	4,538
19,000,000	GN, 3.00%, 30YR TBA (b)	18,599
45,000,000	GN, 3.50%, 30YR TBA (b)	45,830
38,200,000	GN, 4.00%, 30YR TBA (b)	39,877
10,524,154	GN 367090 30YR, 4.50%, 7/15/41	11,462
12,230,320	GN 367092 30YR, 4.50%, 7/15/41	13,213
3,884,060	GN 455989 15YR, 5.00%, 7/15/26	4,218
347,895	GN 524825 30YR, 5.47%, 10/15/29	378
115,823	GN 524869 30YR, 5.47%, 1/15/30	126
280,270	GN 524925 30YR, 5.47%, 2/15/30	305
167,064	GN 524968 30YR, 5.47%, 3/15/30	182
167,025	GN 524996 30YR, 5.47%, 5/15/30	182
160,142	GN 525015 30YR, 5.47%, 6/15/30	174
114,909	GN 525033 30YR, 5.47%, 7/15/30	125
49,333	GN 546392 30YR, 5.47%, 2/15/31	54
655,134	GN 558954 20YR, 5.25%, 5/15/29	688
1,335,611	GN 558956 30YR, 4.50%, 6/15/29	1,402
276,944	GN 596009 30YR, 5.75%, 7/15/32	305
89,317	GN 596023 30YR, 5.75%, 7/15/32	98
124,359	GN 596035 30YR, 5.75%, 8/15/32	137
340,429	GN 596054 30YR, 5.75%, 8/15/32	375
162,630	GN 596071 30YR, 5.75%, 8/15/32	179
168,499	GN 596072 30YR, 5.75%, 7/15/32	186
428,976	GN 596090 30YR, 5.75%, 8/15/32	473
406,319	GN 596135 30YR, 5.75%, 8/15/32	448
153,941	GN 596166 30YR, 5.75%, 8/15/32	170
296,942	GN 596178 30YR, 5.75%, 9/15/32	327
196,171	GN 596197 30YR, 5.75%, 8/15/32	216
232,632	GN 596225 30YR, 5.75%, 9/15/32	256

Principal or Shares	Security Description	Value (000)

43,636	GN 596230 30YR, 5.75%, 8/15/32	$48
36,388	GN 596231 30YR, 5.75%, 9/15/32	40
195,537	GN 596237 30YR, 5.75%, 9/15/32	215
45,784	GN 596312 30YR, 5.75%, 9/15/32	50
67,508	GN 596313 30YR, 5.75%, 9/15/32	74
208,294	GN 596396 30YR, 5.75%, 9/15/32	230
458,542	GN 601699 30YR, 5.70%, 12/15/32	504
542,043	GN 601738 30YR, 5.25%, 1/15/33	591
462,235	GN 601772 30YR, 5.25%, 1/15/33	504
309,075	GN 601774 30YR, 5.25%, 1/15/33	337
174,908	GN 601775 30YR, 5.70%, 1/15/33	192
197,480	GN 601786 30YR, 5.25%, 2/15/33	215
246,000	GN 601791 30YR, 5.25%, 2/15/33	268
390,016	GN 601810 30YR, 5.25%, 2/15/33	425
277,172	GN 601845 30YR, 5.25%, 2/15/33	302
301,625	GN 601858 30YR, 5.70%, 2/15/33	332
88,103	GN 601871 30YR, 5.75%, 12/15/32	97
1,410,302	GN 601872 30YR, 5.25%, 3/15/33	1,537
33,271	GN 601912 30YR, 5.25%, 3/15/33	36
411,871	GN 601937 30YR, 5.25%, 3/15/33	449
237,083	GN 602002 30YR, 5.25%, 3/15/33	258
205,225	GN 602043 30YR, 5.25%, 4/15/33	224
924,551	GN 605099 30YR, 5.50%, 3/15/34	1,026
162,926	GN 613272 30YR, 5.25%, 5/15/33	178
100,883	GN 613354 30YR, 5.45%, 7/15/33	110
121,509	GN 613355 30YR, 5.70%, 4/15/33	134
67,137	GN 613379 30YR, 5.45%, 7/15/33	73
2,328,532	GN 616826 30YR, 5.50%, 1/15/35	2,584
9,921,820	GN 616913 30YR, 3.50%, 2/15/42	10,158
1,474,159	GN 629903 35YR, 5.80%, 6/15/42	1,531
6,714,640	GN 630057 30YR, 5.13%, 4/15/48	7,176
4,224,157	GN 673234 30YR, 6.00%, 11/15/38	4,651
1,169,141	GN 677318 30YR, 6.00%, 9/15/38	1,290
576,039	GN 677378 30YR, 7.00%, 10/15/38	662
823,222	GN 690008 30YR, 7.00%, 10/15/38	951
1,644,250	GN 697066 30YR, 5.00%, 3/15/39	1,749
6,573,084	GN 701943 30YR, 5.00%, 6/15/39	7,258
4,561,653	GN 704439 30YR, 4.50%, 3/15/39	4,842
5,702,401	GN 710868 30YR, 5.50%, 9/15/39	6,246
1,975,126	GN 713930 30YR, 5.00%, 10/15/39	2,114
799,022	GN 728159 20YR, 5.25%, 11/15/29	841
8,473,505	GN 734089 30YR, 4.00%, 12/15/40	9,042
1,628,429	GN 743362 30YR, 4.75%, 6/15/40	1,734
219,534	GN 743363 30YR, 4.25%, 5/15/40	230
191,567	GN 743502 30YR, 4.25%, 6/15/40	201
682,133	GN 743503 30YR, 4.75%, 6/15/40	726
498,830	GN 743611 30YR, 4.75%, 6/15/40	531
6,529,065	GN 745183 30YR, 4.50%, 7/15/40	6,978
10,409,543	GN 745187 30YR, 4.50%, 7/15/40	11,190
202,462	GN 747368 30YR, 4.75%, 7/15/40	215
283,995	GN 747491 30YR, 4.75%, 7/15/40	302
65,124	GN 747610 30YR, 4.75%, 8/15/40	69
68,267	GN 747740 30YR, 4.25%, 9/15/40	71
368,310	GN 747741 30YR, 4.75%, 9/15/40	394
1,498,683	GN 761040 30YR, 4.25%, 3/15/41	1,566
1,097,504	GN 762726 30YR, 4.25%, 3/15/41	1,147
1,753,011	GN 763012 30YR, 4.25%, 4/15/41	1,832
1,248,615	GN 763216 30YR, 4.25%, 4/15/41	1,305
75,494	GN 768576 30YR, 4.25%, 4/15/41	79
265,712	GN 768721 30YR, 4.25%, 4/15/41	278

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

317,070	GN 768886 30YR, 4.25%, 6/15/41	$331
265,070	GN 781324 30YR, 7.00%, 7/15/31	325
856,633	GN 781636 30YR, 5.50%, 7/15/33	956
1,051,837	GN 781810 30YR, 5.50%, 10/15/34	1,157
4,334,292	GN 781811 30YR, 5.00%, 10/15/34	4,711
3,491,408	GN 782835 30YR, 6.00%, 12/15/39	3,844
3,769,897	GN 782858 30YR, 6.00%, 11/15/39	4,151
10,164,050	GN 783479 30YR, 3.88%, 10/15/41	10,585
2,324,433	GNR 1998-2 FA, 0.70%, 1/16/28	2,359
639,178	GNR 1999-18 FA, 0.50%, 5/16/29	646
551,182	GNR 1999-37 FJ, 0.75%, 10/16/29	560
389,737	GNR 1999-40 FE, 0.75%, 11/16/29	393
559,486	GNR 1999-40 FK, 0.75%, 11/16/29	566
445,512	GNR 1999-45 FC, 0.60%, 12/16/29	448
534,614	GNR 1999-45 FH, 0.65%, 12/16/29	538
442,826	GNR 2000-22 FG, 0.40%, 5/16/30	445
601,898	GNR 2000-9 FG, 0.80%, 2/16/30	612
391,444	GNR 2000-9 FH, 0.70%, 2/16/30	396
478,816	GNR 2001-19 F, 0.70%, 5/16/31	485
80,765	GNR 2001-21 FN, 0.40%, 8/16/22	81
2,184,447	GNR 2001-22 FG, 0.55%, 5/16/31	2,210
186,625	GNR 2001-26 F, 0.55%, 5/16/31	189
899,633	GNR 2001-31 FA, 0.45%, 6/16/31	909
48,358	GNR 2001-33 F, 0.65%, 7/20/31	49
841,716	GNR 2001-35 FA, 0.45%, 8/16/31	851
537,876	GNR 2001-46 FA, 0.62%, 9/16/31	545
2,689,765	GNR 2001-47 FA, 0.60%, 9/16/31	2,723
1,048,263	GNR 2001-59 FA, 0.60%, 11/16/24	1,062
440,487	GNR 2001-64 F, 0.55%, 11/20/31	442
476,070	GNR 2001-65 FV, 0.60%, 2/20/29	482
557,953	GNR 2002-11 FJ, 0.70%, 2/20/32	566
579,658	GNR 2002-13 FA, 0.70%, 2/16/32	587
248,916	GNR 2002-24 FA, 0.70%, 4/16/32	252
205,639	GNR 2002-4 FY, 0.65%, 1/16/32	208
298,166	GNR 2002-41 HF, 0.60%, 6/16/32	302
1,481,160	GNR 2002-48 FG, 0.50%, 12/16/30	1,497
1,207,641	GNR 2002-48 FT, 0.40%, 12/16/26	1,214
1,462,909	GNR 2002-5 FP, 0.75%, 1/16/32	1,484
1,121,031	GNR 2002-72 FA, 0.60%, 10/20/32	1,132
515,674	GNR 2002-72 FB, 0.60%, 10/20/32	522
1,121,028	GNR 2002-72 FE, 0.60%, 10/20/32	1,136
1,925,260	GNR 2002-76 F, 0.40%, 1/16/31	1,935
267,089	GNR 2002-76 FY, 0.50%, 12/16/26	270
216,467	GNR 2002-79 FB, 0.45%, 11/16/32	217
3,195,389	GNR 2003-35 CF, 0.50%, 3/16/33	3,234
702,048	GNR 2003-69 FD, 0.65%, 2/16/29	710
1,934,457	GNR 2003-71 FC, 0.70%, 7/20/33	1,958
2,897,024	GNR 2003-94 FB, 0.50%, 12/16/30	2,926
1,958,377	GNR 2004-49 F, 0.60%, 11/20/30	1,961
4,465,692	GNR 2004-56 F, 0.60%, 6/20/33	4,527
1,278,803	GNR 2004-59 FH, 0.45%, 8/16/34	1,292
1,302,716	GNR 2004-73 JM, 0.00%, 9/16/34	1,281
1,196,988	GNR 2005-6 FC, 0.40%, 3/20/33	1,198
756,453	GNR 2006-47 FA, 0.40%, 8/16/36	761
390,742	GNR 2006-62 FB, 0.36%, 11/20/36	393
1,044,491	GNR 2006-64 PO, 0.00%, 4/16/34	988
353,083	GNR 2007-59 FJ, 0.50%, 7/20/37	356
1,907,322	GNR 2007-76 FB, 0.70%, 11/20/37	1,928
5,030,582	GNR 2008-15 CF, 0.71%, 2/20/38	5,089
1,199,978	GNR 2008-2 FH, 0.65%, 1/20/38	1,213

Principal or Shares	Security Description	Value (000)

1,681,412	GNR 2008-32 PA, 4.00%, 8/16/37	$1,825
1,479,139	GNR 2008-67 UF, 0.65%, 6/20/38	1,498
4,647,132	GNR 2009-109 DF, 0.70%, 7/20/37	4,675
1,785,223	GNR 2009-26 BA, 4.00%, 1/16/38	1,927
2,916,828	GNR 2009-87 FB, 0.85%, 9/20/39	2,952
877,277	GNR 2009-93 EJ, 3.50%, 5/20/35	901
19,517,099	GNR 2010-132 IO, 1.65%, 11/16/52	1,468
9,032,714	GNR 2010-42 CO, 0.00%, 6/16/39	8,478
23,275,166	GNR 2010-71 IO, 0.97%, 3/16/52	965
1,000,000	GNR 2011-13 PB, 4.00%, 1/16/41	1,055
1,318,192	GNR 2011-60 GK, 2.00%, 9/20/34	1,336
Total Mortgage Backed (Cost - $782,354)		777,152
NCUA Guaranteed (3%)
3,936,210	NCUA Guaranteed Notes Trust 2010-R1,
	0.64%, 10/07/20	3,936
2,534,240	NCUA Guaranteed Notes Trust 2011-C1,
	0.72%, 3/09/21	2,559
2,875,106	NCUA Guaranteed Notes Trust 2011-R2,
	0.59%, 2/06/20	2,875
3,958,979	NCUA Guaranteed Notes Trust 2011-R4,
	0.57%, 3/06/20	3,949
3,699,564	NCUA Guaranteed Notes Trust 2011-R5,
	0.57%, 4/06/20	3,704
1,421,077	NCUA Guaranteed Notes Trust 2011-R6,
	0.57%, 5/07/20	1,422
Total NCUA Guaranteed (Cost - $18,426)		18,445
Purchased Call Options (0%)
900	U.S. Treasury 10 Year Futures Option, 134.5, 8/23/13
	(Cost - $102)	14
Investment Company (3%)
14,951,141	Payden Cash Reserves Money Market Fund *
	(Cost - $14,951)	14,951
Total (Cost - $824,405) (151%)		819,176
Liabilities in excess of Other Assets (-51%)		(278,415)
Net Assets (100%)		$540,761

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
154	U.S. Treasury 10 Year	Sep-13	$(19,457)	$456
	Note Future

				$456

15	Payden Mutual Funds

Payden Core Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (4%)
6,020,000	Babson CLO Ltd. 144A, 1.31%, 4/20/25 (a)	$5,960
114,587	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 0.86%, 11/25/32	106
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.38%, 8/15/25 (a)	6,582
3,329,675	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	3,663
92,876	Landmark Mortgage Securities PLC,
	0.73%, 6/17/38 GBP (b)	133
6,395,000	Tyron Park CLO Ltd. 144A, 1.39%, 7/15/25 (a)	6,337
Total Asset Backed (Cost - $22,618)		22,781
Corporate Bond (56%)
1,200,000	Abu Dhabi National Energy Co. 144A,
	4.13%, 3/13/17 (a)	1,266
1,730,000	Aflac Inc., 3.63%, 6/15/23	1,705
940,000	Air Canada 2013-1 Class A Pass Through Trust
	144A, 4.13%, 5/15/25 (a)	938
3,000,000	American Honda Finance Corp. 144A,
	0.87%, 8/05/13 (a)	3,000
1,020,000	American International Group Inc.,
	3.00%, 3/20/15 (c)	1,053
1,425,000	American Tower Corp., 3.50%, 1/31/23	1,300
1,685,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	1,677
1,415,000	Appalachian Power Co., 6.70%, 8/15/37	1,691
3,120,000	Apple Inc., 2.40%, 5/03/23	2,868
4,120,000	ArcelorMittal, 6.13%, 6/01/18	4,341
1,255,000	Ashland Inc. 144A, 3.88%, 4/15/18 (a)	1,271
1,690,000	AT&T Inc., 0.66%, 2/12/16	1,696
1,140,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)(c)	923
2,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	2,322
2,200,000	Baidu Inc., 3.50%, 11/28/22	2,019
2,540,000	Banco Bradesco SA/Cayman Islands 144A,
	2.37%, 5/16/14 (a)	2,562
2,462,000	Banco de Credito del Peru 144A,
	4.25%, 4/01/23 (a)	2,265
2,380,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	2,187
4,580,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	4,468
1,550,000	Banco del Estado de Chile 144A,
	4.13%, 10/07/20 (a)	1,592
3,350,000	Bancolombia SA, 5.13%, 9/11/22 (c)	3,132
2,280,000	Bank of America Corp., 1.25%, 1/11/16 (c)	2,273
1,640,000	Bank of America Corp., 1.34%, 3/22/18	1,638
3,495,000	Bank of Montreal, 0.87%, 4/09/18	3,497
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,482
1,620,000	Barrick Gold Corp., 6.95%, 4/01/19	1,772
1,935,000	BB&T Corp., 4.90%, 6/30/17 (c)	2,124
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,326
830,000	BBVA Bancomer SA/Texas 144A,
	6.75%, 9/30/22 (a)	884
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,346
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,265

Principal or Shares	Security Description	Value (000)

2,245,000	Block Financial LLC, 5.50%, 11/01/22	$2,286
1,905,000	Burlington Northern Santa Fe LLC,
	5.40%, 6/01/41	2,076
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,117
945,000	Cardinal Health Inc., 1.70%, 3/15/18	920
1,555,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	1,453
2,065,000	Caterpillar Financial Services Corp.,
	2.63%, 3/01/23 (c)	1,932
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,324
1,465,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,383
885,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,089
1,405,000	CenturyLink Inc., 5.80%, 3/15/22	1,409
2,925,000	Chubb Corp., 6.38%, 3/29/67	3,181
2,750,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	2,413
785,000	Citigroup Inc., 1.25%, 1/15/16 (c)	780
525,000	Citigroup Inc., 1.98%, 5/15/18 (c)	544
1,860,000	CNPC General Capital Ltd. 144A,
	1.45%, 4/16/16 (a)	1,857
3,780,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	3,563
2,950,000	Commonwealth Bank of Australia 144A,
	1.00%, 3/17/14 (a)	2,963
1,270,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 0.75%, 3/18/16	1,276
1,310,000	Corpbanca SA, 3.13%, 1/15/18	1,220
3,790,000	Credit Agricole SA/London 144A,
	1.43%, 4/15/16 (a)	3,814
1,413,498	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,548
2,510,000	Daimler Finance North America LLC 144A,
	0.89%, 3/28/14 (a)	2,516
3,982,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,344
2,750,000	Dignity Health, 3.13%, 11/01/22	2,542
1,155,000	Dignity Health, 4.50%, 11/01/42	995
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,133
1,720,000	DIRECTV Holdings LLC, 6.35%, 3/15/40	1,772
2,225,000	Dow Chemical Co., 9.40%, 5/15/39	3,326
1,805,000	Duke Energy Corp., 3.05%, 8/15/22	1,747
1,270,000	Ecopetrol SA, 7.63%, 7/23/19	1,518
2,070,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	1,983
1,050,000	Elizabeth Arden Inc., 7.38%, 3/15/21	1,139
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	1,940
1,280,000	Encana Corp., 6.50%, 8/15/34	1,449
3,150,000	Enterprise Products Operating LLC,
	4.85%, 3/15/44	3,071
1,020,000	Exelon Generation Co. LLC, 6.20%, 10/01/17 (c)	1,172
3,160,000	Express Scripts Holding Co., 2.75%, 11/21/14	3,237
1,310,000	Fidelity National Information Services Inc.,
	3.50%, 4/15/23	1,210
3,700,000	FirstEnergy Corp., 2.75%, 3/15/18	3,586
700,000	Flextronics International Ltd. 144A,
	4.63%, 2/15/20 (a)	700
2,385,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	2,392
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	2,417

16

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,050,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	$1,953
1,320,000	Gazprom OAO Via Gaz Capital SA,
	6.51%, 3/07/22 (d)	1,429
465,000	General Electric Capital Corp., 5.88%, 1/14/38	512
1,900,000	General Electric Capital Corp., 6.25%, 12/29/49	1,984
4,065,000	General Electric Capital Corp., 6.38%, 11/15/67	4,344
6,715,000	Glencore Funding LLC 144A, 1.43%, 5/27/16 (a)	6,548
1,510,000	Goldcorp Inc., 2.13%, 3/15/18	1,441
5,795,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	5,802
2,965,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	3,219
5,155,000	Health Care REIT Inc., 4.13%, 4/01/19	5,454
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,230
3,115,000	HSBC USA Inc., 5.00%, 9/27/20 (c)	3,311
2,360,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)(c)	2,202
2,675,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	2,620
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,863
1,675,000	ING U.S. Inc. 144A, 5.70%, 7/15/43 (a)	1,680
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,087
1,030,000	Interactive Data Corp., 10.25%, 8/01/18	1,161
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,282
1,680,000	International Lease Finance Corp.,
	2.22%, 6/15/16	1,672
3,210,000	Israel Electric Corp. Ltd. 144A,
	5.63%, 6/21/18 (a)(c)	3,294
3,180,000	JPMorgan Chase & Co., 1.17%, 1/25/18	3,189
855,000	JPMorgan Chase Bank NA, 0.60%, 6/13/16	841
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,309
2,450,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (d)	2,992
3,740,000	Kennametal Inc., 2.65%, 11/01/19	3,627
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	3,138
2,085,000	Kroger Co., 6.40%, 8/15/17	2,419
770,000	Kroger Co., 7.50%, 4/01/31	965
3,590,000	Lexington Realty Trust 144A, 4.25%, 6/15/23 (a)	3,486
1,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	7.75%, 2/01/21	1,015
4,075,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)	4,025
1,666,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16 (c)	1,899
771,000	Macy’s Retail Holdings Inc., 7.45%, 7/15/17	923
1,710,000	MassMutual Global Funding II 144A,
	0.78%, 9/27/13 (a)	1,711
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,201
1,635,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	1,921
1,550,000	MetLife Inc., 6.40%, 12/15/36	1,622
320,000	MetLife Inc., 10.75%, 8/01/39 (c)	488
1,480,000	MetLife Institutional Funding II 144A,
	1.17%, 4/04/14 (a)	1,489
1,000,000	MetroPCS Wireless Inc. 144A,
	6.25%, 4/01/21 (a)	1,024
1,185,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	1,141

Principal or Shares	Security Description	Value (000)

295,000	Morgan Stanley, 1.52%, 2/25/16	$297
830,000	Morgan Stanley, 3.80%, 4/29/16	872
1,135,000	Morgan Stanley, 4.88%, 11/01/22	1,140
2,815,000	Murphy Oil Corp., 2.50%, 12/01/17	2,803
1,560,000	Mylan Inc./PA 144A, 2.60%, 6/24/18 (a)	1,559
3,160,000	National Australia Bank Ltd. 144A,
	1.21%, 7/25/14 (a)	3,189
2,380,000	NBCUniversal Media LLC, 6.40%, 4/30/40	2,840
1,380,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,436
1,595,000	People’s United Financial Inc., 3.65%, 12/06/22	1,510
3,010,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	3,013
2,530,000	Petroleos Mexicanos, 6.00%, 3/05/20	2,840
3,060,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	3,297
2,335,000	Prudential Financial Inc., 5.63%, 6/15/43	2,271
3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	3,685
1,940,000	Reynolds American Inc., 3.25%, 11/01/22	1,840
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu,
	6.88%, 2/15/21	1,066
1,790,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	1,720
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,055
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	3,772
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	3,906
990,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	923
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	1,989
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,425
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19	1,062
2,745,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	2,582
1,785,000	Sumitomo Mitsui Banking Corp.,
	2.50%, 7/19/18	1,796
2,900,000	Svenska Handelsbanken AB, 0.72%, 3/21/16	2,909
835,000	Telecom Italia Capital SA, 5.25%, 11/15/13	843
2,520,000	Teva Pharmaceutical Finance III BV,
	0.77%, 3/21/14	2,526
580,000	Time Warner Cable Inc., 4.50%, 9/15/42	449
1,340,000	Time Warner Inc., 4.90%, 6/15/42 (c)	1,314
1,150,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	1,462
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,214
1,330,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,497
1,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	1,065
1,330,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (d)	1,543
1,025,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	1,038
1,450,000	Vodafone Group PLC, 0.66%, 2/19/16 (c)	1,450
2,953,000	Vornado Realty LP, 4.25%, 4/01/15 (c)	3,077
2,090,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	1,989
1,070,000	Wells Fargo Capital X, 5.95%, 12/15/36	1,070
2,405,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)(c)	2,359

17	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,645,000	Westpac Banking Corp., 4.88%, 11/19/19	$1,844
1,865,000	Williams Companies Inc., 3.70%, 1/15/23	1,722
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp., 7.88%, 5/01/20	1,120
1,750,000	Yum! Brands Inc., 6.88%, 11/15/37	2,094
1,900,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	1,807
Total Corporate Bond (Cost - $341,068)		338,013
Foreign Government (1%)
1,700,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	1,845
950,000	Indonesia Government International Bond,
	11.63%, 3/04/19 (c)(d)	1,306
1,013,200	Russian Foreign Bond - Eurobond,
	7.50%, 3/31/30 (d)	1,190
Total Foreign Government (Cost - $4,082)		4,341
Mortgage Backed (31%)
471,435	Bear Stearns ARM Trust 2005-10,
	2.67%, 10/25/35	463
13,713	Bear Sterns ARM Trust 2003-1, 2.75%, 4/25/33	14
1,290,000	Del Coronado Trust 144A, 1.00%, 3/15/26 (a)	1,289
8,590,924	FG Q12837 30YR, 3.00%, 11/01/42	8,314
18,980,000	FN, 3.00%, 30YR TBA (e)	18,402
7,400,000	FN, 4.00%, 30YR TBA (e)	7,693
6,910,000	FN, 4.50%, 30YR TBA (e)	7,324
6,378,122	FN 254766 30YR, 5.00%, 6/01/33	6,870
562,790	FN 725027 30YR, 5.00%, 11/01/33	609
3,018,124	FN 725423 30YR, 5.50%, 5/01/34	3,304
4,657,025	FN 725424 30YR, 5.50%, 4/01/34	5,097
839,566	FN 725425 30YR, 5.50%, 4/01/34	918
5,868,645	FN 745418 30YR, 5.50%, 4/01/36	6,399
4,033,512	FN 995203 30YR, 5.00%, 7/01/35	4,358
3,502,548	FN AB6385 30YR, 3.00%, 10/01/42	3,401
6,469,245	FN AB7905 15YR, 2.50%, 2/01/28	6,472
2,420,799	FN AE0138 30YR, 4.50%, 3/01/40	2,586
2,184,101	FN AJ7689 30YR, 4.00%, 12/01/41	2,270
9,237,519	FN AL2221 15YR, 3.00%, 7/01/27	9,521
6,581,802	FN AL2521 30YR, 3.50%, 9/01/42	6,643
4,259,834	FN AL3577 30YR, 3.50%, 4/01/43	4,299
6,439,860	FN AO7975 15YR, 3.00%, 6/01/27	6,633
1,635,943	FNW 04-W2 4A, 2.93%, 2/25/44	1,690
1,733,860	G2 5140 30YR, 4.50%, 8/20/41	1,857
2,232,821	G2 5175 30YR, 4.50%, 9/20/41	2,384
4,788,585	G2 5259 30YR, 4.00%, 12/20/41	5,013
2,513,214	GN 711522 30YR, 4.50%, 7/15/40	2,694
6,158,363	GN 734089 30YR, 4.00%, 12/15/40	6,572
4,981,710	GN 745187 30YR, 4.50%, 7/15/40	5,355
9,616,345	GN AA5452 30YR, 3.50%, 7/15/42	9,845
2,910,012	GNR 2012-76 GF, 0.50%, 6/16/42	2,914
300,000	Granite Master Issuer PLC, 1.06%, 12/17/54	265
186,435	Harborview Mortgage Loan Trust,
	3.02%, 1/19/35	178
636,393	JP Morgan Mortgage Trust, 6.00%, 7/25/36	577
8,465,186	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	8,226
57,238	Morgan Stanley Mortgage Loan Trust,
	2.31%, 7/25/34	56
1,131,305	Morgan Stanley Mortgage Loan Trust 2005-7,
	5.50%, 11/25/35	1,139

Principal or Shares	Security Description	Value (000)

1,008,539	Prime Mortgage Trust, 5.00%, 10/25/35	$972
2,723,858	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	2,222
123,949	Sequoia Mortgage Trust, 1.00%, 10/20/27	117
6,735,943	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	6,390
3,836,297	Sequoia Mortgage Trust, 3.50%, 9/25/42	3,847
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,294
61,247	Structured Asset Mortgage Investments Inc.,
	3.85%, 7/25/32	63
10,481	Structured Asset Securities Corp.,
	0.00%, 8/25/32	5
1,818,549	Thornburg Mortgage Securities Trust,
	0.93%, 9/25/44	1,733
1,156,599	WaMu Mortgage Pass Through Certificates,
	2.31%, 7/25/37	874
7,089,046	WaMu Mortgage Pass Through Certificates,
	2.46%, 1/25/36	6,771
Total Mortgage Backed (Cost - $190,424)		185,932
Municipal (1%)
1,495,000	California State, 7.55%, 4/01/39	2,005
2,170,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	2,094
1,820,000	New Jersey Transportation Trust Fund Authority,
	1.76%, 12/15/18	1,759
Total Municipal (Cost - $5,505)		5,858
U.S. Treasury (16%)
5,000,000	U.S. Treasury Bill, 0.04%, 10/10/13 (f)(g)	5,000
52,100,000	U.S. Treasury Note, 1.00%, 5/31/18	51,272
21,000,000	U.S. Treasury Note, 1.13%, 3/31/20	19,943
3,400,000	U.S. Treasury Note, 1.75%, 5/15/23	3,154
14,180,000	U.S. Treasury Note, 2.88%, 5/15/43	12,206
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	7,827
Total U.S. Treasury (Cost - $101,976)		99,402
Preferred Stock (0%)
15,600	Farm Credit Bank of Texas
	(Cost - $1,560)	1,564
Investment Company (7%)
27,219,741	Payden Cash Reserves Money Market Fund *	27,220
258,482	Payden Emerging Markets Bond Fund,
	Institutional Class *	3,567
1,314,991	Payden Emerging Markets Local Bond Fund,
	Investor Class *	12,163
115,337	Payden High Income Fund, Investor Class *	833
Total Investment Company (Cost - $44,924)		43,783
Total (Cost - $712,157) (116%)		701,674
Liabilities in excess of Other Assets (-16%)		(96,892)
Net Assets (100%)		$604,782

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Core Bond Fund continued

(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $16,487 and the total market value of the collateral held by the Fund is $17,092. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis.
(f)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2013	Australian Dollar	RBC Capital	$209
	(Sell 3,152)
8/8/2013	British Pound (Sell 98)	HSBC Securities	1

			$210

Liabilities:
10/15/2013	British Pound (Sell 1,999)	Bank of America	(45)
8/22/2013	Canadian Dollar	RBC Capital	(32)
	(Sell 3,166)
10/24/2013	Japanese Yen	Barclays	(294)
	(Sell 1,515,200)
10/18/2013	Philippine Peso	HSBC Securities	(11)
	(Buy 260,110)
10/15/2013	Swiss Franc (Sell 8,671)	State Street	(379)

			$(761)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
294	Australian 10 Year	Sep-13	$31,346	$18
	Bond Future
154	Euro-Bund Future	Sep-13	(29,113)	252
120	U.S. Treasury 10 Year	Sep-13	(15,173)	235
	Note Future

				$505

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3M US LIBOR	(0.82)%	Sep-17	USD	61,500	$835
Barclays	3M US LIBOR	(4.01)%	Dec-40	USD	9,400	(728)

						$107

19	Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (89%)
Consumer Cyclical (4%)
215,000	Air Canada 2013-1 Class A Pass Through Trust
	144A, 4.13%, 5/15/25 (a)	$214
730,000	Glencore Funding LLC 144A, 1.43%, 5/27/16 (a)	712
200,000	Lions Gate Entertainment Corp.,
	5.50%, 7/19/20	203
450,000	Macy’s Retail Holdings Inc., 4.30%, 2/15/43	395
150,000	PVH Corp., 4.50%, 12/15/22	147
580,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	569
100,000	Yum! Brands Inc., 6.88%, 11/15/37	120
		2,360
Consumer Non-Cyclical (5%)
300,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	284
1,500,000	BRF SA 144A, 7.75%, 5/22/18 BRL (a)(b)	561
380,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	333
650,000	ConAgra Foods Inc., 7.00%, 4/15/19	782
530,000	Cosan Luxembourg SA 144A, 5.00%, 3/14/23 (a)	498
515,000	Mallinckrodt International Finance SA 144A,
	3.50%, 4/15/18 (a)	510
205,000	Mondelez International Inc., 6.50%, 2/09/40	249
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (a)	270
		3,487
Energy (12%)
300,000	Canadian Natural Resources Ltd.,
	6.25%, 3/15/38 (c)	345
720,000	Cliffs Natural Resources Inc., 3.95%, 1/15/18 (c)	695
545,000	Ecopetrol SA, 7.63%, 7/23/19	651
325,000	Encana Corp., 6.50%, 8/15/34	368
550,000	Enterprise Products Operating LLC,
	6.65%, 10/15/34	659
200,000	Gazprom Neft OAO Via GPN Capital SA 144A,
	4.38%, 9/19/22 (a)	186
200,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)(c)	190
250,000	Gazprom OAO Via Gaz Capital SA,
	7.29%, 8/16/37 (d)	272
280,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)(c)	261
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (d)	232
920,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)	909
635,000	Murphy Oil Corp., 2.50%, 12/01/17	632
360,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	375
320,000	Petroleos Mexicanos 144A, 2.29%, 7/18/18 (a)	329
770,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	830
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	191
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	287
510,000	Vale Overseas Ltd., 6.25%, 1/23/17	574
325,000	Williams Companies Inc., 3.70%, 1/15/23	300
		8,286
Financial (40%)
405,000	Aflac Inc., 3.63%, 6/15/23	399

Principal or Shares	Security Description	Value (000)

213,000	Banco de Credito del Peru 144A,
	4.25%, 4/01/23 (a)(c)	$196
545,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	501
250,000	Bancolombia SA, 5.13%, 9/11/22	234
335,000	Bank of America Corp., 1.34%, 3/22/18	335
330,000	Bank of America Corp., 7.63%, 6/01/19	403
200,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	207
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	409
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	247
170,000	BBVA Bancomer SA/Texas 144A,
	6.75%, 9/30/22 (a)	181
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	937
950,000	BioMed Realty LP, 3.85%, 4/15/16	1,000
485,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	453
5,000	Caterpillar Financial Services Corp.,
	2.63%, 3/01/23	5
110,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	115
250,000	Chubb Corp., 6.38%, 3/29/67	272
250,000	Citigroup Inc., 5.90%, 12/29/49 (c)	242
115,000	Citigroup Inc., 6.00%, 10/31/33	116
500,000	Citigroup Inc., 6.01%, 1/15/15	535
900,000	Credit Agricole SA/London 144A,
	1.43%, 4/15/16 (a)	906
300,000	Credit Suisse/New York, 6.00%, 2/15/18	338
850,000	Digital Realty Trust LP, 5.88%, 2/01/20 (c)	927
700,000	Fifth Third Bancorp, 5.10%, 12/29/49 (c)	663
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	465
500,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	617
100,000	General Electric Capital Corp., 6.25%, 12/29/49	104
1,415,000	General Electric Capital Corp., 6.38%, 11/15/67	1,512
350,000	General Motors Financial Co. Inc. 144A,
	4.25%, 5/15/23 (a)	337
205,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	216
500,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	501
615,000	HBOS Capital Funding LP 144A,
	6.07%, 6/29/49 (a)	593
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	342
345,000	HSBC USA Inc., 5.00%, 9/27/20	367
200,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	202
500,000	ING U.S. Inc. 144A, 5.65%, 5/15/53 (a)	471
600,000	International Lease Finance Corp.,
	2.22%, 6/15/16	597
230,000	JPMorgan Chase & Co., 1.17%, 1/25/18	231
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	374
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	296
795,000	Lexington Realty Trust 144A, 4.25%, 6/15/23 (a)	772
250,000	Lloyds TSB Bank PLC 144A,
	6.50%, 9/14/20 (a)(c)	271
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	231
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	123
505,000	MetLife Inc., 6.40%, 12/15/36	528
50,000	MetLife Inc., 10.75%, 8/01/39	76

20

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

575,000	Morgan Stanley, 4.88%, 11/01/22	$577
280,000	National Rural Utilities Cooperative Finance
	Corp., 8.00%, 3/01/32	389
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	483
250,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35 (c)	269
260,000	People’s United Financial Inc., 3.65%, 12/06/22	246
325,000	Prudential Financial Inc., 5.63%, 6/15/43	316
200,000	Prudential Financial Inc., 5.88%, 9/15/42	203
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	608
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	242
515,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23 (c)	495
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	617
405,000	SLM Corp., 3.88%, 9/10/15	415
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	465
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	494
490,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	464
295,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)	368
930,000	Vornado Realty LP, 4.25%, 4/01/15	969
240,000	Wachovia Capital Trust III, 5.57%, 3/29/49	235
125,000	Wells Fargo Capital X, 5.95%, 12/15/36	125
		26,827
Healthcare (4%)
180,000	Dignity Health, 3.13%, 11/01/22	166
740,000	Dignity Health, 4.50%, 11/01/42	638
885,000	Health Care REIT Inc., 4.13%, 4/01/19	936
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	147
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	350
200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	213
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	441
		2,891
Industrial (5%)
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	442
620,000	Embraer Overseas Ltd., 6.38%, 1/15/20	684
300,000	Flextronics International Ltd. 144A,
	4.63%, 2/15/20 (a)	300
450,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	475
450,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	467
420,000	Ryder System Inc., 3.50%, 6/01/17	436
465,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	433
120,000	Teck Resources Ltd., 5.40%, 2/01/43 (c)	104
300,000	Textron Inc., 5.60%, 12/01/17	328
		3,669
Material (4%)
250,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	246

Principal or Shares	Security Description	Value (000)

940,000	ArcelorMittal, 6.13%, 6/01/18	$991
280,000	Ashland Inc. 144A, 3.88%, 4/15/18 (a)	283
370,000	Barrick Gold Corp., 6.95%, 4/01/19	405
155,000	Dow Chemical Co., 9.40%, 5/15/39	232
365,000	Goldcorp Inc., 2.13%, 3/15/18	348
		2,505
Technology (1%)
285,000	Dun & Bradstreet Corp., 3.25%, 12/01/17	288
450,000	Hewlett-Packard Co., 2.60%, 9/15/17 (c)	456
		744
Telecommunication (9%)
250,000	AMC Networks Inc., 4.75%, 12/15/22	244
270,000	American Tower Corp., 3.50%, 1/31/23	246
250,000	AT&T Inc., 6.55%, 2/15/39	292
310,000	Baidu Inc., 3.50%, 11/28/22	285
255,000	CC Holdings GS V LLC, 3.85%, 4/15/23	241
90,000	CenturyLink Inc., 5.80%, 3/15/22	90
250,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	236
100,000	Comcast Corp., 6.40%, 5/15/38	120
680,000	DIRECTV Holdings LLC, 6.35%, 3/15/40	700
250,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	237
175,000	News America Inc., 9.50%, 7/15/24	234
1,000,000	Sirius XM Radio Inc. 144A, 4.25%, 5/15/20 (a)	932
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	194
200,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	197
185,000	Time Warner Cable Inc., 4.50%, 9/15/42	143
525,000	Time Warner Cable Inc., 5.85%, 5/01/17	574
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	112
400,000	Time Warner Inc., 7.63%, 4/15/31	516
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	258
200,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (d)	232
70,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	71
		6,154
Utility (5%)
210,000	Abu Dhabi National Energy Co. 144A,
	2.50%, 1/12/18 (a)	207
200,000	Ameren Energy Generating Co., 7.95%, 6/01/32	155
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	187
830,000	FirstEnergy Corp., 2.75%, 3/15/18	804
900,000	Israel Electric Corp. Ltd. 144A,
	5.63%, 6/21/18 (a)	923
355,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	342
250,000	MidAmerican Energy Holdings Co.,
	6.13%, 4/01/36	290
180,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	180
225,000	Sempra Energy, 9.80%, 2/15/19	304
		3,392
Total Corporate Bond (Cost - $60,484)		60,315
Municipal (1%)
505,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18
	(Cost - $505)	487

21	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

U.S. Treasury (0%)
200,000	U.S. Treasury Bill, 0.04%, 10/10/13 (e)(f)
	(Cost - $200)	$200
Preferred Stock (2%)
12,700	Alexandria Real Estate Equities Inc.	306
10,000	Allstate Corp.	251
4,400	Farm Credit Bank of Texas	441
9,000	Public Storage (c)	218
5,000	United Technologies Corp. (c)	321
10,400	Vornado Realty Trust	222
Total Preferred Stock (Cost - $1,764)		1,759
Investment Company (14%)
7,342,077	Payden Cash Reserves Money Market Fund *	7,342
151,742	Payden Equity Income Fund *	1,889
Total Investment Company (Cost - $9,295)		9,231
Total (Cost - $72,248) (106%)		71,992
Liabilities in excess of Other Assets (-6%)		(4,238)
Net Assets (100%)		$67,754

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $4,940 and the total market value of the collateral held by the Fund is $5,133. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
8/27/2013	Brazilian Real (Sell 1,297)	HSBC Securities	$2

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
30	U.S. Ultra Long Bond Future	Sep-13	$4,328	$(200)

Payden High Income Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (97%)
Consumer Cyclical (14%)
4,555,000	AMC Entertainment Inc., 8.75%, 6/01/19	$4,954
2,900,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21 (a)	3,063
2,585,000	AmeriGas Finance LLC / AmeriGas Finance
	Corp., 7.00%, 5/20/22	2,766
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.50%, 5/20/21	1,247
2,100,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)(b)	1,701
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18 (a)	5,617
1,000,000	Caesars Entertainment Operating Co. Inc.,
	8.50%, 2/15/20	934
2,650,000	Caesars Entertainment Operating Co. Inc.,
	11.25%, 6/01/17	2,761
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19 (a)	6,139
4,000,000	CityCenter Holdings LLC / CityCenter Finance
	Corp., 7.63%, 1/15/16	4,260
3,800,000	ClubCorp Club Operations Inc.,
	10.00%, 12/01/18	4,237
1,000,000	Continental Rubber of America Corp. 144A,
	4.50%, 9/15/19 (b)	1,022
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,260
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,899
3,700,000	DineEquity Inc., 9.50%, 10/30/18 (a)	4,190
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,270
2,000,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (b)	2,065
3,600,000	Lear Corp., 8.13%, 3/15/20	3,987
4,000,000	Lennar Corp. 144A, 5.00%, 11/15/22 (a)(b)	3,850
1,000,000	Levi Strauss & Co., 6.88%, 5/01/22	1,105
4,150,000	Levi Strauss & Co., 7.63%, 5/15/20 (a)	4,586
4,004,000	Libbey Glass Inc., 6.88%, 5/15/20	4,304
2,500,000	Ltd. Brands Inc., 6.63%, 4/01/21	2,762
5,200,000	MGM Resorts International, 8.63%, 2/01/19	6,052
5,560,000	Mobile Mini Inc., 7.88%, 12/01/20	6,088
3,385,000	Party City Holdings Inc. 144A,
	8.88%, 8/01/20 (a)(b)	3,724
4,050,000	Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	4,101
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (b)	1,125
4,264,000	Suburban Propane Partners LP/Suburban Energy
	Finance Corp., 7.50%, 10/01/18	4,626
4,500,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (b)	4,635
2,860,000	Toys R Us Property Co. II LLC,
	8.50%, 12/01/17	3,035
3,790,000	Visteon Corp., 6.75%, 4/15/19 (a)	4,065
3,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp. 144A, 4.25%, 5/30/23 (b)	3,065
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp., 7.88%, 5/01/20	4,816
		124,311
Consumer Non-Cyclical (11%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20 (a)	2,723
1,855,000	Alliance One International Inc.,
	10.00%, 7/15/16	1,948
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (b)	2,299

Principal or Shares	Security Description	Value (000)

5,005,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 5.50%, 4/01/23 (b)	$4,955
2,480,000	C&S Group Enterprises LLC 144A,
	8.38%, 5/01/17 (b)	2,678
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18 (a)	4,540
2,000,000	Cott Beverages Inc., 8.13%, 9/01/18	2,170
4,110,000	Elizabeth Arden Inc., 7.38%, 3/15/21	4,459
5,500,000	Hawk Acquisition Sub Inc. 144A,
	4.25%, 10/15/20 (b)	5,294
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,871
4,100,000	Ingles Markets Inc. 144A, 5.75%, 6/15/23 (b)	4,100
4,500,000	Interactive Data Corp., 10.25%, 8/01/18	5,074
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	2,850
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,427
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)(b)	2,316
3,280,000	JBS SA 144A, 10.50%, 8/04/16 (b)	3,608
4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18	4,420
3,950,000	Minerva Luxembourg SA 144A,
	7.75%, 1/31/23 (b)	3,841
5,000,000	NBTY Inc., 9.00%, 10/01/18	5,562
4,500,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.00%, 4/15/19 (a)	4,703
3,250,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.88%, 8/15/19	3,526
5,200,000	Sun Products Corp. 144A, 7.75%, 3/15/21 (b)	5,330
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,920
4,500,000	United Rentals North America Inc.,
	9.25%, 12/15/19	5,085
		93,699
Energy (20%)
3,975,000	Access Midstream Partners LP / ACMP Finance
	Corp., 6.13%, 7/15/22 (a)	4,184
3,250,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp 144A, 6.63%, 10/01/20 (a)(b)	3,331
1,055,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp. 144A, 6.63%, 10/01/20 (b)	1,081
4,000,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 8.63%, 10/15/20	4,280
9,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (a)	9,585
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	356
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,100
4,900,000	Cimarex Energy Co., 5.88%, 5/01/22	5,096
4,235,000	Concho Resources Inc., 5.50%, 4/01/23	4,246
3,915,000	CONSOL Energy Inc., 8.00%, 4/01/17	4,194
4,500,000	CVR Refining LLC / Coffeyville Finance Inc.
	144A, 6.50%, 11/01/22 (b)	4,342
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	4,719
1,920,000	El Paso LLC, 6.50%, 9/15/20 (a)	2,071
1,185,000	El Paso LLC, 7.75%, 1/15/32	1,265
5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	6,165
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	5,928
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,782
5,530,000	Forest Oil Corp., 7.25%, 6/15/19 (a)	5,489
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	4,982

23	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,600,000	Legacy Reserves LP / Legacy Reserves Finance
	Corp. 144A, 6.63%, 12/01/21 (b)	$4,439
5,700,000	Lightstream Resources Ltd. 144A,
	8.63%, 2/01/20 (b)	5,586
5,000,000	Linn Energy LLC / Linn Energy Finance Corp
	144A, 6.25%, 11/01/19 (b)	4,725
3,000,000	Linn Energy LLC / Linn Energy Finance Corp.,
	7.75%, 2/01/21	3,045
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,530
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (a)(b)	5,528
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,367
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,070
5,500,000	NGPL PipeCo LLC 144A,
	7.12%, 12/15/17 (a)(b)	5,438
3,800,000	Niska Gas Storage US LLC / Niska Gas Storage
	Canada ULC, 8.88%, 3/15/18	3,990
2,720,000	OGX Austria GmbH 144A, 8.50%, 6/01/18 (b)	571
6,000,000	Peabody Energy Corp., 6.25%, 11/15/21 (a)	5,910
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp. II 144A,
	6.50%, 5/15/21 (b)	3,890
3,000,000	Sabine Pass Liquefaction LLC 144A,
	5.63%, 2/01/21 (b)	2,966
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,752
5,000,000	Samson Investment Co. 144A,
	10.00%, 2/15/20 (a)(b)	5,325
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	2,338
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,376
4,600,000	SESI LLC, 7.13%, 12/15/21 (a)	5,037
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,858
3,000,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corp., 6.88%, 2/01/21	3,232
3,000,000	Tesoro Corp., 5.38%, 10/01/22	2,985
4,475,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	4,665
5,000,000	Whiting Petroleum Corp., 6.50%, 10/01/18	5,325
5,075,000	WPX Energy Inc., 6.00%, 1/15/22 (a)	5,189
		179,333
Financial (14%)
5,200,000	Aircastle Ltd., 6.25%, 12/01/19	5,499
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (b)	4,552
8,500,000	Ally Financial Inc., 7.50%, 9/15/20	9,902
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,730
5,270,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (b)	5,448
3,000,000	CIT Group Inc., 4.25%, 8/15/17	3,079
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,270
6,600,000	CIT Group Inc., 5.38%, 5/15/20	6,930
4,700,000	Citigroup Inc., 5.95%, 12/29/49 (a)	4,565
4,325,000	CNO Financial Group Inc. 144A,
	6.38%, 10/01/20 (b)	4,622
5,040,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (b)	5,311
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	4,008
4,000,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (b)	3,930

Principal or Shares	Security Description	Value (000)

4,700,000	ING U.S. Inc. 144A, 5.65%, 5/15/53 (b)	$4,430
3,230,000	Intercorp Retail Trust 144A,
	8.88%, 11/14/18 (b)	3,541
3,600,000	International Lease Finance Corp.,
	5.75%, 5/15/16	3,812
3,530,000	International Lease Finance Corp.,
	8.25%, 12/15/20 (a)	4,095
4,000,000	Liberty Mutual Group Inc. 144A,
	7.80%, 3/15/37 (b)	4,670
5,650,000	Lloyds TSB Bank PLC 144A,
	6.50%, 9/14/20 (a)(b)	6,135
2,450,000	Morgan Stanley, 4.88%, 11/01/22	2,460
5,300,000	MPT Operating Partnership LP / MPT Finance
	Corp., 6.88%, 5/01/21	5,684
1,500,000	Nationstar Mortgage LLC / Nationstar Capital
	Corp., 6.50%, 7/01/21	1,504
3,500,000	Nationstar Mortgage LLC / Nationstar Capital
	Corp., 7.88%, 10/01/20	3,771
4,000,000	Neuberger Berman Group LLC / Neuberger
	Berman Finance Corp 144A, 5.88%, 3/15/22 (b)	4,160
4,350,000	Outerwall Inc. 144A, 6.00%, 3/15/19 (b)	4,426
4,500,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23 (a)	4,323
3,750,000	UBS AG/Stamford CT, 7.63%, 8/17/22	4,179
		124,036
Healthcare (7%)
6,800,000	Biomet Inc., 6.50%, 8/01/20	7,174
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	2,122
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,075
5,000,000	Hanger Inc., 7.13%, 11/15/18	5,400
4,000,000	HCA Inc., 5.88%, 5/01/23 (a)	4,050
4,750,000	HCA Inc., 6.50%, 2/15/20	5,243
1,000,000	HCA Inc., 7.25%, 9/15/20	1,096
4,950,000	HCA Inc., 7.50%, 2/15/22	5,593
2,040,000	HCA Inc., 7.50%, 11/06/33 (a)	2,071
1,000,000	HCA Inc., 7.88%, 2/15/20	1,088
2,285,000	HCA Inc. Term Loan B4 1L, 3.03%, 5/01/18	2,294
450,000	HealthSouth Corp., 7.25%, 10/01/18	487
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,065
2,915,000	US Oncology Escrow, 0.00%, 8/15/17	—
2,000,000	Valeant Pharmaceuticals International 144A,
	6.38%, 10/15/20 (b)	2,075
5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (b)	5,325
2,500,000	Vanguard Health Holding Co. LLC,
	8.00%, 2/01/18	2,666
2,000,000	VPII Escrow Corp. 144A, 6.75%, 8/15/18 (b)	2,120
1,200,000	VPII Escrow Corp. 144A, 7.50%, 7/15/21 (b)	1,293
6,300,000	Warner Chilcott Co LLC / Warner Chilcott
	Finance LLC, 7.75%, 9/15/18	6,938
		62,175
Industrial (6%)
4,000,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (b)	4,270
1,960,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (b)	1,970
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	4,618

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,600,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (b)	$1,644
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,295
5,000,000	CHC Helicopter SA, 9.25%, 10/15/20	5,238
5,000,000	Crown Americas LLC / Crown Americas Capital
	Corp. IV 144A, 4.50%, 1/15/23 (b)	4,687
1,500,000	Goodyear Tire & Rubber Co., 0.00%, 4/30/19	1,517
4,070,000	Manitowoc Co. Inc., 5.88%, 10/15/22	4,162
4,000,000	SMU SA 144A, 7.75%, 2/08/20 (a)(b)	2,920
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,780
4,650,000	Texas Industries Inc., 9.25%, 8/15/20 (a)	5,086
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,760
4,000,000	Trinseo Materials Operating SCA / Trinseo
	Materials Finance Inc. 144A,
	8.75%, 2/01/19 (a)(b)	3,990
2,800,000	Triumph Group Inc., 4.88%, 4/01/21 (a)	2,796
3,045,000	Triumph Group Inc., 8.63%, 7/15/18	3,327
		56,060
Material (5%)
5,600,000	ArcelorMittal, 6.75%, 2/25/22 (a)	5,824
4,500,000	Ashland Inc. 144A, 4.75%, 8/15/22 (b)	4,455
3,500,000	Boise Paper Holdings LLC / Boise Co-Issuer Co,
	8.00%, 4/01/20	3,780
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (b)	4,343
3,700,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.88%, 2/01/18 (a)(b)	3,788
3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)(b)	3,180
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18	3,866
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (a)	5,549
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	1,542
4,400,000	INEOS Group Holdings SA 144A,
	6.13%, 8/15/18 (b)	4,301
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,195
5,100,000	Tronox Finance LLC 144A, 6.38%, 8/15/20 (a)(b)	4,909
		47,732
Technology (1%)
800,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	839
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)(b)	2,545
2,424,000	First Data Corp., 12.63%, 1/15/21	2,670
5,000,000	MMI International Ltd. 144A,
	8.00%, 3/01/17 (a)(b)	5,050
725,000	Seagate Technology HDD Holdings,
	6.80%, 10/01/16	809
		11,913
Telecommunication (16%)
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,794
1,655,000	Cablevision Systems Corp., 8.63%, 9/15/17	1,916
3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23	2,806
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,407
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,082
7,660,000	CenturyLink Inc., 5.80%, 3/15/22	7,679
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,300

Principal or Shares	Security Description	Value (000)

3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (a)	$3,903
3,465,000	Clear Channel Worldwide Holdings Inc. 144A,
	6.50%, 11/15/22 (b)	3,638
1,285,000	Clear Channel Worldwide Holdings Inc. 144A,
	6.50%, 11/15/22 (b)	1,336
3,300,000	Cricket Communications Inc. Leap Term Loan
	C-DD 1L, 4.75%, 3/08/20	3,333
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,101
2,750,000	DISH DBS Corp. 144A, 5.00%, 3/15/23 (b)	2,592
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,514
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,059
6,000,000	Equinix Inc., 5.38%, 4/01/23 (a)	5,985
3,550,000	Frontier Communications Corp.,
	7.13%, 1/15/23 (a)	3,532
2,000,000	Frontier Communications Corp.,
	8.13%, 10/01/18	2,240
4,500,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (b)	4,275
6,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	6,688
3,875,000	Lamar Media Corp., 7.88%, 4/15/18	4,195
3,000,000	Mediacom LLC / Mediacom Capital Corp.,
	9.13%, 8/15/19	3,300
5,500,000	MetroPCS Wireless Inc. 144A,
	6.25%, 4/01/21 (b)	5,631
4,320,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (b)	4,374
4,700,000	Sinclair Television Group Inc. 144A,
	6.13%, 10/01/22 (b)	4,770
4,300,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	4,161
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,138
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,562
2,200,000	Sprint Communications Inc, 6.00%, 11/15/22	2,128
3,030,000	Sprint Communications Inc.,
	6.00%, 12/01/16 (a)	3,227
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,063
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (b)	6,020
4,850,000	VeriSign Inc. 144A, 4.63%, 5/01/23 (b)	4,680
3,000,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (a)(c)	3,480
2,540,000	Windstream Corp., 6.38%, 8/01/23 (a)	2,426
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,396
2,850,000	Windstream Corp., 7.50%, 6/01/22	2,950
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,785
		147,466
Utility (3%)
4,775,000	AES Corp., 8.00%, 10/15/17	5,563
1,170,000	AES Corp., 8.00%, 6/01/20	1,360
3,330,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,497
1,620,000	Calpine Corp. 144A, 7.88%, 7/31/20 (a)(b)	1,766
3,700,000	GenOn Energy Inc., 9.88%, 10/15/20 (a)	4,181
4,000,000	NRG Energy Inc., 7.63%, 5/15/19	4,240
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,439
4,300,000	Puget Energy Inc., 6.00%, 9/01/21	4,757
		28,803
Total Corporate Bond (Cost - $838,749)		875,528
Preferred Stock (0%)
25,000	Farm Credit Bank of Texas 144A (b)
	(Cost - $2,500)	2,506

25	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Investment Company (12%)
104,193,143	Payden Cash Reserves Money Market Fund *
	(Cost - $104,193)	$104,193
Total (Cost - $945,442) (109%)		982,227
Liabilities in excess of Other Assets (-9%)		(82,757)
Net Assets (100%)		$899,470

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $93,126 and the total market value of the collateral held by the Fund is $99,059. Amounts in 000s. (b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (15%)
200,000	California State, 5.00%, 4/01/20	$226
250,000	California State, 5.00%, 11/01/20 NATL-RE (a)	285
150,000	California State, 5.25%, 4/01/35	157
250,000	California State, 5.50%, 8/01/21	287
150,000	City of Columbus OH, 5.00%, 7/01/18	176
250,000	JobsOhio Beverage System, 5.00%, 1/01/20	286
100,000	San Jose, CA Evergreen Community College
	District, 0.00%, 9/01/19 AMBAC (a)	87
100,000	State of Louisiana Gasoline & Fuels Tax Revenue,
	0.69%, 5/01/43	100
200,000	Tri-County Metropolitan Transportation District,
	3.00%, 11/01/19	210
Total General Obligation (Cost - $1,798)		1,814
Revenue (81%)
Airport/Port (6%)
200,000	Dallas/Fort Worth TX, International Airport,
	5.00%, 11/01/23	218
180,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	212
260,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/22	296
		726
Education (2%)
200,000	Houston Higher Education Finance Corp.,
	0.46%, 11/15/29	199
Electric & Gas (6%)
15,000	Guam Power Authority, 5.00%, 10/01/21
	AGM (a)	17
150,000	Indiana Municipal Power Agency,
	5.00%, 1/01/22	168
150,000	Lower Colorado River Authority,
	5.00%, 5/15/19	173
200,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	231
125,000	Nebraska Public Power District, 5.00%, 1/01/20
	AGM (a)	140
		729
Healthcare (10%)
120,000	California Health Facilities Financing Authority,
	1.45%, 8/15/33	120
100,000	California Health Facilities Financing Authority,
	5.00%, 7/01/43	114
125,000	City of Rochester MN, 4.00%, 11/15/38	140
140,000	Knox County, TN Health Educational &
	Housing Facilities Board, 5.00%, 1/01/22	154
250,000	Michigan State Hospital Finance Authority,
	2.00%, 11/15/47	249
100,000	Monroeville, PA Finance Authority,
	5.00%, 2/15/21	113
225,000	University of Wisconsin Hospitals & Clinics
	Authority, 5.00%, 4/01/28	234
		1,124
Housing (3%)
200,000	Kentucky Housing Corp., 4.00%, 7/01/28	189
200,000	Virginia Housing Development Authority,
	1.75%, 4/01/20	190
		379

Principal or Shares	Security Description	Value (000)

Income Tax (3%)
200,000	New York State Dormitory Authority,
	5.00%, 3/15/20	$231
125,000	New York State Dormitory Authority,
	5.00%, 2/15/21	146
		377
Industrial Development/Pollution Control (7%)
60,000	Beaver County, PA Industrial Development
	Authority, 2.70%, 4/01/35	58
130,000	California Statewide Communities Development
	Authority, 1.90%, 4/01/28	120
200,000	County of Oconee SC, 3.60%, 2/01/17	214
130,000	Golden State Tobacco Securitization Corp.,
	5.00%, 6/01/18	148
200,000	Mobile, AL Industrial Development Board,
	1.65%, 6/01/34	201
50,000	Parish of St. Charles LA, 4.00%, 12/01/40	50
		791
Lease (19%)
100,000	California State Public Works Board,
	5.00%, 12/01/21	115
150,000	California State Public Works Board,
	5.00%, 6/01/22	169
150,000	California State Public Works Board,
	5.00%, 9/01/36	151
250,000	Kentucky Asset Liability Commission,
	5.25%, 9/01/18 NATL-RE (a)	291
200,000	Kentucky State Property & Building
	Commission, 4.00%, 11/01/19 AGM (a)	225
300,000	Laurens County, SC School District,
	5.25%, 12/01/22	317
100,000	Los Angeles, CA Municipal Improvement Corp.,
	5.00%, 3/01/24	109
150,000	Miami-Dade County, FL School Board,
	4.00%, 5/01/17 AGM (a)	163
190,000	New York State Urban Development Corp.,
	5.25%, 1/01/21	217
75,000	New York State Urban Development Corp.,
	5.25%, 1/01/23	84
200,000	Oregon State Department of Administrative
	Services, 5.00%, 11/01/15	219
200,000	Perry Township, IN Multi School Building
	Corp., 4.00%, 7/15/24	200
		2,260
Miscellaneous (3%)
315,000	Harris County, TX Cultural Education Facilities
	Finance Corp., 4.00%, 11/15/21	337
Pre-Refunded (0%)
10,000	California State Department of Water Resources,
	5.00%, 12/01/16 NATL-RE (a)	11
Recreational (0%)
50,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	55
Resource Recovery (2%)
200,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	205

27	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Revenue Note (1%)
110,000	Burke County, GA Development Authority,
	1.75%, 12/01/49	$111
Sales Tax (4%)
110,000	Arizona Transportation Board, 5.00%, 7/01/25	123
300,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	313
		436
Tax Allocation (1%)
115,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	127
Transportation (5%)
150,000	New Jersey Transportation Trust Fund Authority,
	5.00%, 6/15/23	167
120,000	North Texas Tollway Authority, 5.00%, 1/01/20	137
125,000	Sonoma-Marin, CA Area Rail Transit District,
	5.00%, 3/01/25	139
100,000	Texas State Transportation Commission,
	5.00%, 4/01/18	113
		556
University (6%)
205,000	California State University, 5.00%, 11/01/26	222
250,000	New York State Dormitory Authority,
	4.00%, 5/15/20	277
125,000	New York State Dormitory Authority,
	5.00%, 7/01/25	140
		639

Principal or Shares	Security Description	Value (000)

Water & Sewer (3%)
150,000	City of Philadelphia PA Water & Sewer Revenue,
	5.00%, 11/01/18	$173
150,000	New York State Environmental Facilities Corp.,
	5.00%, 11/15/14	157
		330
Total Revenue (Cost - $9,345)		9,392
Investment Company (3%)
349,149	Dreyfus Tax-Exempt Cash Management Fund
	(Cost - $349)	349
Total (Cost - $11,492) (99%)		11,555
Other Assets, net of Liabilities (1%)		76
Net Assets (100%)		$11,631

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
NATL-RE FGIC	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.

Payden California Municipal Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (29%)
400,000	California State, 3.00%, 2/01/23	$391
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	660
500,000	California State, 5.00%, 8/01/20	556
480,000	California State, 5.00%, 11/01/22	543
460,000	California State, 5.00%, 11/01/23	516
1,000,000	California State, 5.25%, 2/01/20	1,185
480,000	California State, 5.25%, 10/01/21	549
600,000	California State, 5.25%, 10/01/23	688
1,300,000	California State, 5.50%, 4/01/19	1,556
750,000	California State, 5.50%, 8/01/21	859
500,000	City & County of San Francisco CA,
	5.00%, 6/15/22	588
130,000	City of Berkeley CA, 4.50%, 9/01/28
	AMBAC (a)	136
320,000	City of Los Angeles CA, 5.00%, 9/01/21	377
585,000	Coast Community College District CA,
	5.00%, 8/01/23 AGM (a)	659
475,000	East Side, CA Union High School District,
	5.00%, 8/01/21	552
530,000	Long Beach, CA Unified School District,
	5.00%, 8/01/20	610
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	513
460,000	Manteca, CA Unified School District,
	5.00%, 9/01/24 AGM (a)	495
310,000	Natomas Unified School District,
	5.00%, 9/01/25 BAM (a)	332
475,000	Pasadena, CA Unified School District,
	5.00%, 5/01/21	552
500,000	Riverside County Transportation Commission,
	0.06%, 6/01/29	500
450,000	San Carlos, CA Elementary School District,
	0.00%, 10/01/18 NATL-RE (a)	397
500,000	San Jose Financing Authority, 5.00%, 6/01/20	579
500,000	San Mateo County Community College District,
	0.00%, 9/01/20 NATL-RE (a)	414
250,000	Ventura County, CA Public Financing Authority,
	5.00%, 11/01/21	286
Total General Obligation (Cost - $14,115)		14,493
Revenue (68%)
Airport/Port (8%)
160,000	Alameda Corridor, CA Transportation Authority,
	5.00%, 10/01/23	182
300,000	City of Long Beach CA, 5.00%, 5/15/19	352
210,000	Los Angeles, CA Department of Airports,
	4.00%, 5/15/18	235
300,000	Los Angeles, CA Department of Airports,
	5.00%, 5/15/18	350
745,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	880
750,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/17	855
340,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/21	386

Principal or Shares	Security Description	Value (000)

365,000	San Francisco, CA City & County Airports
	Commission, 5.25%, 5/01/18 NATL-RE
	FGIC (a)	$428
		3,668
Electric & Gas (9%)
450,000	California State Department of Water Resources,
	5.00%, 5/01/21 NATL-RE (a)	512
490,000	City of Chula Vista CA, 1.65%, 7/01/18	487
50,000	Guam Power Authority, 5.00%, 10/01/21
	AGM (a)	55
500,000	Los Angeles, CA Department of Water & Power,
	5.25%, 7/01/23	570
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	578
400,000	Northern California Power Agency,
	5.00%, 7/01/18	461
595,000	Sacramento, CA Municipal Utility District,
	5.00%, 8/15/21	700
135,000	Southern California Public Power Authority,
	0.00%, 7/01/15 NATL-RE (a)	133
665,000	Southern California Public Power Authority,
	5.00%, 7/01/18	780
		4,276
Healthcare (5%)
380,000	California Health Facilities Financing Authority,
	1.45%, 8/15/33	379
300,000	California Health Facilities Financing Authority,
	4.00%, 8/15/21	330
340,000	California Health Facilities Financing Authority,
	5.00%, 10/01/18	393
710,000	California Health Facilities Financing Authority,
	5.00%, 11/15/27	752
250,000	California Health Facilities Financing Authority,
	5.00%, 7/01/43	285
410,000	City of Torrance CA, 5.00%, 9/01/22	450
		2,589
Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	160
Industrial Development/Pollution Control (5%)
160,000	Beaver County, PA Industrial Development
	Authority, 2.70%, 4/01/35	155
550,000	California Infrastructure & Economic
	Development Bank, 5.00%, 2/01/19	577
410,000	California Infrastructure & Economic
	Development Bank, 5.00%, 6/01/21	485
515,000	California Statewide Communities Development
	Authority, 1.90%, 4/01/28	474
515,000	Golden State Tobacco Securitization Corp.,
	5.00%, 6/01/18	586
		2,277
Lease (16%)
240,000	Beverly Hills, CA Public Financing Authority,
	4.00%, 6/01/20	266

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

410,000	California State Public Works Board,
	5.00%, 12/01/18	$477
400,000	California State Public Works Board,
	5.00%, 4/01/19	465
1,585,000	California State Public Works Board,
	5.00%, 3/01/21	1,808
1,000,000	California State Public Works Board,
	5.00%, 12/01/21	1,151
570,000	California State Public Works Board,
	5.00%, 12/01/31	580
500,000	California State Public Works Board,
	5.00%, 9/01/36	503
500,000	County of Los Angeles CA, 5.00%, 3/01/21	570
630,000	County of Orange CA, 5.00%, 6/01/14
	NATL-RE (a)	654
500,000	Los Angeles County, CA Schools Regionalized
	Business Services Corp., 3.00%, 3/01/15
	AGM (a)	510
500,000	Los Angeles, CA Municipal Improvement Corp.,
	5.00%, 3/01/23	548
		7,532
Recreational (0%)
150,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	165
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	513
Sales Tax (3%)
465,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	485
500,000	San Diego County, CA Regional Transportation
	Commission, 5.00%, 4/01/20	583
365,000	Santa Clara Valley, CA Transportation Authority,
	5.00%, 6/01/18	424
		1,492
Tax Allocation (1%)
415,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	459
70,000	San Dimas, CA Redevelopment Agency,
	6.75%, 9/01/16 AGM (a)	70
		529
Transportation (4%)
1,000,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 XLCA (a)	1,003
1,000,000	Puerto Rico Highway & Transportation
	Authority, 5.50%, 7/01/15 AGM (a)	1,052
		2,055
University (4%)
1,000,000	California State University, 4.00%, 11/01/29	951

Principal or Shares	Security Description	Value (000)

705,000	University of California, 5.00%, 5/15/18	$808
300,000	University of California, 5.00%, 5/15/20	343
		2,102
Water & Sewer (12%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	221
745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	825
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	584
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	349
205,000	City of San Luis Obispo CA, 4.00%, 6/01/23	217
325,000	Contra Costa, CA Water District,
	5.00%, 10/01/18	382
500,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/17	574
735,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/20	859
595,000	Sacramento County, CA Sanitation Districts
	Financing Authority, 3.00%, 12/01/15	627
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	614
200,000	San Diego, CA Public Facilities Financing
	Authority, 5.00%, 5/15/19	232
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	520
		6,004
Total Revenue (Cost - $32,798)		33,362
Investment Company (1%)
341,992	Dreyfus General CA Municipal Money Market Fund
	(Cost - $342)	342
Total (Cost - $47,255) (98%)		48,197
Other Assets, net of Liabilities (2%)		814
Net Assets (100%)		$49,011

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
NATL-RE FGIC	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
XLCA	XL Capital Assurance

Payden Global Low Duration Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	$964
100,000	QBE Insurance Group Ltd., 6.13%, 9/28/15	165
		1,129
Australia (USD) (2%)
400,000	Australia & New Zealand Banking Group Ltd.,
	0.84%, 5/15/18	399
390,000	Australia & New Zealand Banking Group Ltd.,
	0.90%, 2/12/16	389
365,000	Commonwealth Bank of Australia 144A,
	2.13%, 3/17/14 (a)	369
175,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(b)	176
275,000	FMG Resources August 2006 Pty Ltd. 144A,
	7.00%, 11/01/15 (a)(b)	282
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	249
210,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	219
19,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	20
		2,103
Bermuda (USD) (1%)
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	313
250,000	Qtel International Finance Ltd. 144A,
	6.50%, 6/10/14 (a)	260
		573
Brazil (BRL) (0%)
800,000	BRF SA 144A, 7.75%, 5/22/18 (a)	299
Brazil (USD) (1%)
400,000	Banco Bradesco SA/Cayman Islands 144A,
	2.37%, 5/16/14 (a)	403
340,000	Banco do Brasil SA/Cayman Islands 144A,
	4.50%, 1/22/15 (a)	352
350,000	Banco do Nordeste do Brasil SA 144A,
	3.63%, 11/09/15 (a)	357
190,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (a)	178
		1,290
Canada (CAD) (1%)
500,000	BMW Canada Inc., 2.64%, 8/10/15	494
500,000	Kellogg Canada Inc., 2.10%, 5/22/14	488
		982
Canada (USD) (3%)
270,000	Bank of Montreal, 0.79%, 7/15/16	271
200,000	Bank of Montreal, 0.87%, 4/09/18	200
200,000	Bank of Nova Scotia, 0.75%, 10/09/15	199
250,000	Bank of Nova Scotia, 0.79%, 7/15/16	250
110,000	Barrick Gold Corp. 144A, 2.50%, 5/01/18 (a)	102
150,000	Canadian Imperial Bank of Commerce,
	0.79%, 7/18/16	150
280,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15 (b)	281
115,000	Teck Resources Ltd., 3.85%, 8/15/17	120
200,000	Thomson Reuters Corp., 0.88%, 5/23/16	199
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16 (b)	208
240,000	TransCanada PipeLines Ltd., 0.95%, 6/30/16	241

Principal or Shares	Security Description	Value (000)
140,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	$147
480,000	Xstrata Finance Canada Ltd. 144A,
	2.70%, 10/25/17 (a)	469
		2,837
Cayman Islands (USD) (6%)
800,000	Apidos CDO 144A, 1.42%, 4/15/25 (a)	794
250,000	Apidos CDO 144A, 1.97%, 4/15/25 (a)	248
1,050,000	Babson CLO Ltd. 144A, 1.31%, 4/20/25 (a)	1,039
600,000	Cent CLO LP 144A, 1.40%, 7/23/25 (a)	595
545,000	Dryden XXII Senior Loan Fund 144A,
	1.38%, 8/15/25 (a)	538
490,000	Dryden XXII Senior Loan Fund 144A,
	1.83%, 8/15/25 (a)	478
500,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.51%, 7/20/23 (a)	498
520,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.97%, 7/20/23 (a)	515
525,000	Tyron Park CLO Ltd. 144A, 1.39%, 7/15/25 (a)	520
490,000	Tyron Park CLO Ltd. 144A, 1.82%, 7/15/25 (a)	481
		5,706
Chile (USD) (1%)
350,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	342
260,000	Corpbanca SA, 3.13%, 1/15/18	242
		584
China (USD) (1%)
200,000	Baidu Inc., 2.25%, 11/28/17	196
200,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	197
250,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	259
110,000	Petrobras International Finance Co.,
	2.88%, 2/06/15	112
210,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	200
		964
Colombia (USD) (0%)
200,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)	208
100,000	Bancolombia SA, 4.25%, 1/12/16	104
		312
Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 1.30%, 5/20/15	336
Denmark (USD) (1%)
790,000	Danske Bank A/S 144A, 1.32%, 4/14/14 (a)(b)	794
France (EUR) (1%)
400,000	RCI Banque SA, 1.12%, 4/07/15	519
France (USD) (2%)
790,000	Banque PSA Finance SA 144A,
	2.17%, 4/04/14 (a)	783
310,000	Credit Agricole SA/London 144A,
	1.43%, 4/15/16 (a)	312
500,000	RCI Banque SA 144A, 2.14%, 4/11/14 (a)	502
600,000	Societe Generale SA 144A, 1.59%, 12/13/13 (a)	602
130,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	133
		2,332
Germany (USD) (0%)
350,000	FMS Wertmanagement AoeR, 0.63%, 4/18/16	349

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.66%, 3/20/17	$368
Japan (EUR) (0%)
100,000	Softbank Corp. 144A, 4.63%, 4/15/20 (a)	135
Japan (USD) (1%)
320,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	0.72%, 2/26/16 (a)	321
340,000	Nomura Holdings Inc., 1.72%, 9/13/16	342
200,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	193
250,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16 (b)	248
		1,104
Luxembourg (USD) (1%)
200,000	ArcelorMittal, 4.25%, 8/05/15	207
400,000	Far East Capital Ltd. SA 144A,
	8.00%, 5/02/18 (a)	377
480,000	Mallinckrodt International Finance SA 144A,
	3.50%, 4/15/18 (a)	475
		1,059
Mexico (MXN) (2%)
17,273,500	Mexican Bonos, 5.00%, 6/15/17	1,358
5,898,500	Mexican Bonos, 6.00%, 6/18/15	475
		1,833
Mexico (USD) (1%)
100,000	America Movil SAB de CV, 3.63%, 3/30/15	104
170,000	Kansas City Southern de Mexico SA de CV 144A,
	2.35%, 5/15/20 (a)	164
350,000	Petroleos Mexicanos 144A, 2.29%, 7/18/18 (a)	360
		628
Netherlands (USD) (1%)
300,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	315
350,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	352
		667
New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)	199
Norway (USD) (0%)
200,000	SpareBank 1 Boligkreditt AS 144A,
	1.25%, 5/02/18 (a)	192
Panama (USD) (0%)
100,000	Carnival Corp., 1.20%, 2/05/16	100
Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	176
Qatar (USD) (1%)
200,000	Qatar Government International Bond 144A,
	3.13%, 1/20/17 (a)	209
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.50%, 9/30/14 (a)	420
		629
Singapore (USD) (1%)
435,000	DBS Bank Ltd. 144A, 2.35%, 2/28/17 (a)	443
200,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	1.63%, 3/13/15 (a)	203
		646

Principal or Shares	Security Description	Value (000)
Sweden (EUR) (0%)
300,000	Scania CV AB, 0.64%, 9/14/15	$399
Sweden (USD) (1%)
430,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	426
390,000	Svenska Handelsbanken AB, 0.72%, 3/21/16	391
		817
Switzerland (USD) (1%)
590,000	Credit Suisse/New York, 1.23%, 1/14/14	592
United Kingdom (EUR) (0%)
300,000	Gracechurch Card Funding PLC 144A,
	0.92%, 2/15/17 (a)	401
United Kingdom (GBP) (3%)
400,000	Chester Asset Receivables Dealings 2004-1 PLC,
	0.70%, 4/15/16	606
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	464
200,000	Experian Finance PLC, 5.63%, 12/12/13	308
600,000	National Grid PLC, 6.13%, 4/15/14	942
220,000	Prudential PLC, 1.25%, 11/16/15	334
250,000	SSE PLC, 5.75%, 2/05/14	388
250,000	United Utilities Water PLC, 6.13%, 12/29/15	421
		3,463
United Kingdom (USD) (5%)
280,000	Barclays Bank PLC, 1.31%, 1/13/14	281
190,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	192
70,000	BP Capital Markets PLC, 0.79%, 5/10/18	70
682,405	Fosse Master Issuer PLC 144A,
	1.67%, 10/18/54 (a)	689
350,000	Gracechurch Card Funding PLC 144A,
	0.89%, 2/15/17 (a)	352
750,000	Granite Master Issuer PLC, 1.06%, 12/17/54	663
390,000	HSBC Bank PLC 144A, 0.92%, 5/15/18 (a)	390
540,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(b)	545
610,000	Lloyds TSB Bank PLC, 2.61%, 1/24/14	616
420,000	State Bank of India/London, 4.50%, 7/27/15 (b)	438
310,000	Vodafone Group PLC, 0.66%, 2/19/16	310
		4,546
United States (EUR) (0%)
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	319
United States (GBP) (1%)
150,000	American Express Credit Corp.,
	5.38%, 10/01/14	238
200,000	Pemex Project Funding Master Trust,
	7.50%, 12/18/13	311
		549
United States (USD) (60%)
200,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	201
160,000	Actavis Inc., 5.00%, 8/15/14	166
130,000	Airgas Inc., 2.85%, 10/01/13 (b)	130
175,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	184
500,000	Ally Financial Inc., 3.50%, 7/18/16 (b)	504
300,000	Ally Master Owner Trust, 0.64%, 2/15/18	299
500,000	Ally Master Owner Trust, 0.64%, 4/15/18	498
410,000	American Express Co., 0.86%, 5/22/18	410
300,000	American Express Credit Corp., 0.77%, 7/29/16	300
70,000	American Express Credit Corp., 1.75%, 6/12/15	71
250,000	American Honda Finance Corp. 144A,
	0.65%, 5/26/16 (a)	250

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

300,000	American Honda Finance Corp. 144A,
	1.45%, 2/27/15 (a)	$303
90,000	American International Group Inc.,
	2.38%, 8/24/15	91
195,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.25%, 8/20/19	205
175,000	Apple Inc., 0.45%, 5/03/16	174
410,000	Apple Inc., 0.52%, 5/03/18	410
200,000	Apple Inc., 1.00%, 5/03/18	193
160,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	167
250,000	Ashland Inc. 144A, 3.00%, 3/15/16 (a)	254
160,000	Astoria Financial Corp., 5.00%, 6/19/17	168
300,000	AT&T Inc., 0.66%, 2/12/16	301
110,000	Autodesk Inc., 1.95%, 12/15/17	107
110,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	111
435,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)	447
390,000	Bank of America Corp., 1.34%, 3/22/18	390
175,000	Bank of America Corp., 3.70%, 9/01/15	183
100,000	Bank of America Corp., 3.75%, 7/12/16	106
220,304	Bank of America Mortgage 2002-K Trust,
	2.75%, 10/20/32	222
270,000	Bank of New York Mellon Corp.,
	0.83%, 8/01/18	271
90,000	Baxter International Inc., 0.95%, 6/01/16	90
90,000	BB&T Corp., 1.60%, 8/15/17	89
90,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	89
90,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	89
270,000	Capital One Financial Corp., 1.00%, 11/06/15	268
260,000	Capital One Financial Corp., 2.13%, 7/15/14	263
70,000	Carnival Corp., 1.88%, 12/15/17	68
90,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	89
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)(b)	197
380,000	Citigroup Inc., 1.06%, 4/01/16	381
390,000	Citigroup Inc., 1.25%, 1/15/16	388
359,000	Citigroup Inc., 2.25%, 8/07/15 (b)	366
220,000	CNH Capital LLC, 3.88%, 11/01/15	227
60,000	Computer Sciences Corp., 2.50%, 9/15/15	61
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	80
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
361,834	Credit Suisse Mortgage Capital Certificates
	144A, 1.20%, 2/27/47 (a)	353
429,409	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 4/25/43 (a)	409
218,909	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	215
300,000	Cricket Communications Inc. Leap Term Loan
	C-DD 1L, 4.75%, 3/08/20	303
300,000	Daimler Finance North America LLC 144A,
	0.95%, 8/01/16 (a)	300
170,000	Daimler Finance North America LLC 144A,
	1.25%, 1/11/16 (a)	170
260,000	DENTSPLY International Inc., 1.78%, 8/15/13	260
325,000	Digital Realty Trust LP, 4.50%, 7/15/15	342

Principal or Shares	Security Description	Value (000)

140,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	$146
34,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	36
165,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 4.75%, 10/01/14	172
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	429
230,000	DISH DBS Corp., 4.63%, 7/15/17	234
210,000	Dow Chemical Co., 2.50%, 2/15/16	218
150,000	Duke Realty LP, 5.40%, 8/15/14	156
440,000	E*TRADE Financial Corp., 6.00%, 11/15/17	460
140,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	140
556,298	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	558
60,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15	60
60,000	Equifax Inc., 4.45%, 12/01/14	63
160,000	ERAC USA Finance LLC 144A,
	2.25%, 1/10/14 (a)	161
100,000	Express Scripts Holding Co., 2.10%, 2/12/15	102
902,091	FDIC Structured Sale Guaranteed Notes 144A,
	0.72%, 12/04/20 (a)	910
530,601	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	549
457,944	FDIC Trust 144A, 2.18%, 5/25/50 (a)	463
110,000	Fidelity National Information Services Inc.,
	2.00%, 4/15/18	106
250,000	Fifth Third Bank/Ohio, 4.75%, 2/01/15	263
500,000	First Investors Auto Owner Trust 144A,
	3.40%, 3/15/16 (a)	505
240,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 1.30%, 7/01/16	239
200,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	201
370,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	382
100,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15 (b)	100
100,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (b)	98
590,000	General Electric Capital Corp., 0.92%, 7/12/16	591
350,000	General Electric Capital Corp., 2.15%, 1/09/15	357
270,000	General Electric Capital Corp., 3.75%, 11/14/14	281
60,000	General Mills Inc., 0.56%, 1/29/16 (b)	60
140,000	General Motors Financial Co. Inc. 144A,
	2.75%, 5/15/16 (a)	140
220,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	232
450,000	Glencore Funding LLC 144A, 1.63%, 1/15/19 (a)	422
780,000	Goldman Sachs Group Inc., 1.27%, 2/07/14	782
410,000	Goldman Sachs Group Inc., 1.47%, 4/30/18	410
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	220
400,000	GSAMP Trust 2004-SEA2, 0.84%, 3/25/34	397
598,351	HarborView Mortgage Loan Trust 2005-14,
	2.91%, 12/19/35	495
90,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	90
680,000	Hartford Financial Services Group Inc.,
	4.00%, 3/30/15	711
420,000	HCP Inc., 2.70%, 2/01/14 (b)	424

33	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

100,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	$104
100,000	Ingredion Inc., 3.20%, 11/01/15	104
380,000	International Lease Finance Corp.,
	2.22%, 6/15/16	378
85,000	International Lease Finance Corp.,
	4.88%, 4/01/15	88
170,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	179
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	270
190,000	JPMorgan Chase & Co., 1.10%, 10/15/15	190
200,000	JPMorgan Chase & Co., 1.17%, 1/25/18	201
170,000	KeyCorp, 3.75%, 8/13/15	179
100,000	Kraft Foods Group Inc., 1.63%, 6/04/15 (b)	102
200,000	Kroger Co., 2.20%, 1/15/17	202
160,604	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	177
140,000	Marathon Oil Corp., 0.90%, 11/01/15	140
110,000	Masco Corp., 4.80%, 6/15/15	115
114,485	MASTR Asset Securitization Trust 2004-6,
	5.00%, 7/25/19	119
320,000	Merck & Co. Inc., 0.63%, 5/18/18	321
270,000	Metropolitan Life Global Funding I 144A,
	0.80%, 7/15/16 (a)	270
320,000	Metropolitan Life Global Funding I 144A,
	1.70%, 6/29/15 (a)	325
300,000	Morgan Stanley, 1.52%, 2/25/16	302
500,000	Morgan Stanley, 1.55%, 4/25/18	497
100,000	Murphy Oil Corp., 2.50%, 12/01/17	100
70,000	Mylan Inc./PA 144A, 1.80%, 6/24/16 (a)	70
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	259
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	195
160,000	NBCUniversal Enterprise Inc. 144A,
	0.95%, 4/15/18 (a)	162
50,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	50
300,000	NextEra Energy Capital Holdings Inc.,
	2.55%, 11/15/13	302
850,000	Nissan Master Owner Trust Receivables,
	0.49%, 2/15/18	848
290,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (a)	288
140,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	139
90,000	PACCAR Financial Corp., 0.75%, 5/16/16	89
60,000	PACCAR Financial Corp., 1.05%, 6/05/15	60
60,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 7/11/14 (a)	61
200,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	207
70,000	Phillips 66, 2.95%, 5/01/17	73
220,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	237
270,000	Regions Financial Corp., 2.00%, 5/15/18	260
340,482	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	278
60,000	Reynolds American Inc., 1.05%, 10/30/15	60
170,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	171

Principal or Shares	Security Description	Value (000)

220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	$243
100,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (a)	101
320,562	Sequoia Mortgage Trust, 1.45%, 2/25/43	310
285,646	Sequoia Mortgage Trust, 1.55%, 4/25/43	279
268,751	Sequoia Mortgage Trust, 3.50%, 4/25/42	265
60,000	Simon Property Group LP, 4.20%, 2/01/15	63
438,125	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	430
164,560	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	164
512,873	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	508
155,298	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	156
500,000	Structured Agency Credit Risk Debt Notes Series
	2013-DN1, 3.59%, 7/25/23	505
200,000	TD Ameritrade Holding Corp.,
	4.15%, 12/01/14	209
300,000	Tech Data Corp., 3.75%, 9/21/17	305
145,000	Tesoro Corp., 4.25%, 10/01/17	149
875,534	Thornburg Mortgage Securities Trust 2004-1,
	1.79%, 3/25/44	866
140,000	Time Warner Inc., 3.15%, 7/15/15	146
380,000	Total System Services Inc., 2.38%, 6/01/18	370
200,000	U.S. Treasury Note, 0.25%, 5/15/15	200
5,000,000	U.S. Treasury Note, 0.25%, 5/15/16	4,960
2,230,000	U.S. Treasury Note, 0.38%, 6/30/15	2,233
3,200,000	U.S. Treasury Note, 0.38%, 1/15/16	3,195
5,090,000	U.S. Treasury Note, 0.38%, 3/15/16	5,075
2,590,000	U.S. Treasury Note, 0.50%, 6/15/16	2,585
1,190,000	U.S. Treasury Note, 1.00%, 9/30/16	1,202
900,000	U.S. Treasury Note, 1.25%, 10/31/15 (c)	918
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17	59
400,000	Valeant Pharmaceuticals International 144A,
	6.50%, 7/15/16 (a)	416
200,651	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	200
100,000	Viacom Inc., 4.38%, 9/15/14	104
170,000	Vornado Realty LP, 4.25%, 4/01/15	177
260,000	Wachovia Bank NA, 4.80%, 11/01/14	274
120,000	Walgreen Co., 1.00%, 3/13/15	121
553,419	WaMu Mortgage Pass Through Certificates,
	2.73%, 10/25/36	458
120,000	WellPoint Inc., 1.25%, 9/10/15	121
460,000	WellPoint Inc., 2.38%, 2/15/17	467
280,000	Wells Fargo & Co., 0.89%, 4/23/18	280
390,000	Windstream Corp., 7.88%, 11/01/17	438
45,000	Windstream Corp., 8.13%, 8/01/13	45
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	154
230,000	WPX Energy Inc., 5.25%, 1/15/17 (b)	244
		61,783
Virgin Islands (British) (USD) (0%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	199
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	193
		392
Total Bonds (Cost - $102,489)		102,106

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
Purchased Call Options (0%)
18	U.S. Treasury 5 Year Futures Option, 122, 12/21/13
	(Cost - $4)	$5
Purchased Put Options (0%)
85	iShares JP Morgan USD Emerging Markets Bond
	ETF, 100, 9/21/13	6
18	U.S. Treasury 5 Year Futures Option, 119,
	12/21/13	8
72	U.S. Treasury 5 Year Futures Option, 119.25,
	10/19/13	19
Total Purchased Put Options (Cost - $40)		33
Investment Company (5%)
5,247,725	Payden Cash Reserves Money Market Fund *
	(Cost - $5,248)	5,248
Total (Cost - $107,781) (105%)		107,392
Liabilities in excess of Other Assets (-5%)		(4,663)
Net Assets (100%)		$102,729

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $4,403 and the total market value of the collateral held by the Fund is $4,535. Amount in 000s.
(c)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/27/2013	Brazilian Real (Sell 691)	HSBC Securities	$1
10/2/2013	British Pound (Sell 2,025)	Deutsche Bank	15
8/8/2013	British Pound (Sell 3,726)	HSBC Securities	42

			$58

Liabilities:
8/8/2013	Canadian Dollar	RBS	(23)
	(Sell 1,015)
8/8/2013	Euro (Sell 1,664)	Citigroup	(45)

			$(68)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
24	90 Day Euro Dollar	Sep-15	$(2,967)	$(2)
	Future
24	90 Day Euro Dollar	Sep-16	2,934	1
	Future
33	U.S. Treasury 5 Year	Sep-13	(4,005)	19
	Note Future

				$18

35	Payden Mutual Funds

Payden Global Fixed Income Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (71%)
Australia (USD) (0%)
180,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	$170
Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	229
Brazil (BRL) (1%)
337,000	Brazil Notas do Tesouro Nacional,
	13.61%, 5/15/15	351
700,000	BRF SA 144A, 7.75%, 5/22/18 (a)	262
		613
Canada (CAD) (1%)
70,000	Canadian Government Bond, 2.00%, 12/01/14	69
130,000	Canadian Government Bond, 3.75%, 6/01/19	139
200,000	Canadian Government Bond, 5.00%, 6/01/37	260
		468
Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	262
Finland (EUR) (1%)
140,000	Finland Government Bond, 2.63%, 7/04/42	187
170,000	Finland Government Bond, 2.75%, 7/04/28	235
		422
France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	339
France (EUR) (6%)
100,000	Banque Federative du Credit Mutuel SA,
	2.63%, 2/24/21	133
200,000	BPCE SA, 4.63%, 7/18/23	262
100,000	Electricite de France SA, 4.25%, 12/29/49	136
450,000	France Government Bond OAT,
	3.00%, 10/25/15	633
670,000	France Government Bond OAT, 3.50%, 4/25/20	1,004
100,000	Vivendi SA, 2.38%, 1/21/19	133
		2,301
France (GBP) (0%)
100,000	Cie de St-Gobain, 4.63%, 10/09/29	148
France (USD) (1%)
260,000	Credit Agricole SA/London 144A,
	1.43%, 4/15/16 (a)	262
Germany (EUR) (2%)
280,000	Bundesobligation, 1.75%, 10/09/15	385
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	193
120,000	RWE AG, 4.63%, 9/29/49	162
		740
Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich
	Insurance Co. Ltd., 4.25%, 10/02/43	251
50,000	GE Capital European Funding, 2.25%, 7/20/20	66
		317
Ireland (GBP) (1%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	215
Ireland (RUB) (1%)
10,000,000	Novatek OAO via Novatek Finance Ltd. 144A,
	7.75%, 2/21/17 (a)	302

Principal or Shares	Security Description	Value (000)
Italy (EUR) (4%)
150,000	Italy Buoni Poliennali Del Tesoro,
	3.75%, 8/01/15	$206
100,000	Italy Buoni Poliennali Del Tesoro,
	4.00%, 2/01/37	119
900,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 2/01/20	1,251
		1,576
Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp.,
	1.06%, 3/18/16	181
Japan (JPY) (5%)
40,000,000	Japan Government Ten Year Bond,
	1.40%, 6/20/19	431
85,000,000	Japan Government Ten Year Bond,
	1.50%, 12/20/17	911
25,000,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40	265
15,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	166
40,000,000	Japan Government Twenty Year Bond,
	1.90%, 12/20/28	439
		2,212
Japan (USD) (0%)
200,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	198
Jersey (EUR) (0%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (b)	75
Netherlands (EUR) (4%)
230,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands, 3.88%, 7/25/23	299
340,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22 (a)	466
470,000	Netherlands Government Bond 144A,
	3.25%, 7/15/15 (a)	661
		1,426
Netherlands (USD) (0%)
200,000	ING Bank NV 144A, 1.22%, 3/07/16 (a)	201
Spain (EUR) (2%)
90,000	Spain Government Bond, 4.20%, 1/31/37	104
180,000	Spain Government Bond, 4.25%, 10/31/16	250
230,000	Spain Government Bond, 4.85%, 10/31/20	319
		673
Switzerland (EUR) (1%)
170,000	UBS AG/Jersey, 4.50%, 9/16/19	231
United Kingdom (EUR) (2%)
100,000	FCE Bank PLC, 1.88%, 5/12/16	134
50,000	HSBC Holdings PLC, 6.00%, 6/10/19	78
50,000	Imperial Tobacco Finance PLC, 8.38%, 2/17/16	78
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	246
150,000	Standard Chartered Bank, 5.88%, 9/26/17	226
		762
United Kingdom (GBP) (5%)
110,000	Aviva PLC, 6.13%, 11/14/36	168
75,000	Barclays Bank PLC, 6.75%, 1/16/23	125
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	201

36

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

110,000	HSBC Bank PLC, 5.38%, 11/04/30	$172
100,000	InterContinental Hotels Group PLC,
	6.00%, 12/09/16	172
100,000	Next PLC, 5.38%, 10/26/21	170
130,000	Scottish Widows PLC, 5.50%, 6/16/23	196
240,000	United Kingdom Gilt, 2.75%, 1/22/15	377
160,000	United Kingdom Gilt, 4.25%, 12/07/55	281
190,000	United Kingdom Gilt, 4.75%, 12/07/38	353
		2,215
United Kingdom (USD) (1%)
300,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	282
United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	261
100,000	Morgan Stanley, 5.38%, 8/10/20	153
100,000	National Grid North America Inc.,
	1.75%, 2/20/18	134
		548
United States (GBP) (0%)
100,000	DIRECTV Holdings LLC/DIRECTV Financing
	Co. Inc., 4.38%, 9/14/29	144
United States (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A,
	9.50%, 7/17/31 (a)	163
United States (USD) (28%)
85,000	Aflac Inc., 3.63%, 6/15/23	84
115,000	Altria Group Inc., 4.75%, 5/05/21	124
260,000	American Express Bank FSB, 0.49%, 6/12/17 (c)	257
150,000	American International Group Inc.,
	3.00%, 3/20/15	155
105,000	American Tower Corp., 3.50%, 1/31/23	96
190,000	Bank of America Corp., 1.25%, 1/11/16 (c)	189
100,000	Bank of America Corp., 3.70%, 9/01/15	105
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	233
100,000	BioMed Realty LP, 3.85%, 4/15/16	105
190,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	178
90,000	CBS Corp., 5.75%, 4/15/20	102
145,000	Chubb Corp., 6.38%, 3/29/67	158
315,000	Citigroup Inc., 6.01%, 1/15/15	337
150,000	Daimler Finance North America LLC 144A,
	1.88%, 1/11/18 (a)	148
250,000	Digital Realty Trust LP, 5.88%, 2/01/20	273
150,000	Dignity Health, 3.13%, 11/01/22	139
152,000	Dow Chemical Co., 9.40%, 5/15/39	227
420,000	FNMA 30YR TBA, 4.50%, (d)	445
50,000	General Electric Capital Corp., 5.88%, 1/14/38	55
120,000	General Electric Capital Corp., 6.38%, 11/15/67	128
190,000	Glencore Funding LLC 144A, 1.43%, 5/27/16 (a)	185
55,578	GreenPoint Mortgage Funding Trust,
	0.48%, 6/25/45	24
215,000	Health Care REIT Inc., 4.95%, 1/15/21	230
180,000	Hewlett-Packard Co., 4.65%, 12/09/21	183
27,102	Indymac Index Mortgage Loan Trust,
	2.74%, 10/25/34	25
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	116
260,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	236

Principal or Shares	Security Description	Value (000)

190,000	Lexington Realty Trust 144A, 4.25%, 6/15/23 (a)	$184
115,000	MDC Holdings Inc., 6.00%, 1/15/43	104
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	80
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	153
45,000	MetLife Inc., 6.40%, 12/15/36	47
55,000	MetLife Inc., 10.75%, 8/01/39	84
200,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	193
200,000	Morgan Stanley, 4.10%, 5/22/23 (c)	188
170,000	Morgan Stanley, 4.88%, 11/01/22	171
100,000	Murphy Oil Corp., 2.50%, 12/01/17	100
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	103
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	60
75,000	Owens Corning, 4.20%, 12/15/22	73
110,000	Prudential Financial Inc., 5.63%, 6/15/43	107
152,000	Prudential Financial Inc., 7.38%, 6/15/19	189
185,000	Ryder System Inc., 3.50%, 6/01/17	192
150,000	Sempra Energy, 9.80%, 2/15/19	202
110,000	State Street Corp., 4.96%, 3/15/18	121
139,932	Structured Adjustable Rate Mortgage Loan Trust,
	2.67%, 10/25/34	136
218,226	Thornburg Mortgage Securities Trust,
	0.93%, 9/25/44	208
450,000	U.S. Treasury Bill, 0.07%, 11/14/13 (e)	450
200,000	U.S. Treasury Note, 0.63%, 8/31/17	196
820,000	U.S. Treasury Note, 0.88%, 12/31/16	822
170,000	U.S. Treasury Note, 0.88%, 1/31/17 (f)	170
550,000	U.S. Treasury Note, 1.25%, 8/31/15	560
250,000	U.S. Treasury Note, 2.63%, 11/15/20	260
130,000	U.S. Treasury Note, 3.13%, 5/15/21	139
200,000	U.S. Treasury Note, 5.25%, 2/15/29 (f)	250
140,000	U.S. Treasury Note, 5.38%, 2/15/31	179
195,000	Vornado Realty LP, 4.25%, 4/01/15	203
80,000	Wachovia Corp., 5.50%, 8/01/35	83
210,000	Wachovia Corp., 5.63%, 10/15/16	236
170,000	WellPoint Inc., 2.30%, 7/15/18	169
155,000	Williams Companies Inc., 3.70%, 1/15/23	143
170,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	162
		11,254
Total Bonds (Cost - $29,110)		28,929
Investment Company (29%)
1,923,724	Payden Cash Reserves Money Market Fund *	1,924
356,517	Payden Emerging Markets Bond Fund,
	Institutional Class *	4,920
176,983	Payden Emerging Markets Local Bond Fund,
	Investor Class *	1,637
444,029	Payden High Income Fund, Investor Class *	3,206
Total Investment Company (Cost - $12,320)		11,687
Total (Cost - $41,430) (100%)		40,616
Other Assets, net of Liabilities (0%)		57
Net Assets (100%)		$40,673

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from

37	Payden Mutual Funds

registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $634 and the total market value of the collateral held by the Fund is $650.
(d)	Security was purchased on a delayed delivery basis.
(e)	Yield to maturity at time of purchase.
(f)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2013	Australian Dollar	RBC Capital	$45
	(Sell 672)
8/8/2013	Australian Dollar	RBS	5
	(Sell 481)
8/27/2013	Brazilian Real (Sell 1,484)	HSBC Securities	7
8/8/2013	British Pound (Sell 1,506)	HSBC Securities	17
8/23/2013	Canadian Dollar	RBS	—
	(Buy 189)
8/23/2013	Euro (Buy 1,501)	RBC Capital	55
9/19/2013	Indonesian Rupiah	Bank of America	2
	(Sell 1,917,000)
8/23/2013	Japanese Yen	Barclays	23
	(Buy 56,200)
8/23/2013	Swiss Franc (Buy 320)	RBS	14

			$168

Liabilities:
8/23/2013	Australian Dollar	RBS	(33)
	(Buy 422)
10/15/2013	British Pound (Sell 410)	Bank of America	(9)
8/23/2013	British Pound (Sell 352)	HSBC Securities	—
8/22/2013	Canadian Dollar (Sell 663)	RBC Capital	(7)
8/8/2013	Canadian Dollar	RBS	(24)
	(Sell 1,062)
10/15/2013	Euro (Sell 382)	Bank of America	(16)
8/8/2013	Euro (Sell 3,582)	Citigroup	(97)
8/8/2013	Euro (Sell 2,689)	RBC Capital	(72)
8/8/2013	Euro (Sell 2,766)	State Street	(73)
8/8/2013	Japanese Yen	Barclays	(64)
	(Sell 359,500)
10/24/2013	Japanese Yen	Barclays	(52)
	(Sell 267,500)
10/18/2013	Philippine Peso	HSBC Securities	(2)
	(Buy 53,120)
8/8/2013	Swiss Franc (Sell 320)	RBS	(6)
10/15/2013	Swiss Franc (Sell 1,583)	State Street	(69)

			$(524)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
13	Australian 10 Year	Sep-13	$1,386	$—
	Bond Future
25	Australian 3 Year Bond Future	Sep-13	2,464	25
2	Canadian 10 Year Bond Future	Sep-13	256	(9)
4	Euro-Bobl Future	Sep-13	668	(1)
8	Euro-Bund Future	Sep-13	(1,512)	10
9	Euro-Schatz Future	Sep-13	1,320	(1)
2	Japan 10 Year Bond Future	Sep-13	2,921	22
2	Long Gilt Future	Sep-13	(342)	12
12	U.S. Long Bond Future	Sep-13	(1,609)	83
26	U.S. Treasury 10 Year Note Future	Sep-13	(3,287)	54
50	U.S. Treasury 5 Year	Sep-13	6,068	(104)
	Note Future
4	U.S. Ultra Long Bond Future	Sep-13	577	(25)

				$66

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	(0.85)%	Sep-17	USD 4,800	$59

Payden Emerging Markets Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (USD) (0%)
4,860,000	City of Buenos Aires Argentina 144A,
	9.95%, 3/01/17 (a)	$4,386
Azerbaijan (USD) (0%)
2,620,000	State Oil Co. of the Azerbaijan Republic,
	4.75%, 3/13/23	2,437
Belarus (USD) (1%)
8,270,000	Republic of Belarus, 8.75%, 8/03/15	8,311
4,320,000	Republic of Belarus, 8.95%, 1/26/18	4,320
		12,631
Brazil (BRL) (4%)
9,680,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/22	10,353
41,380,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	17,333
10,968,000	Concessionaria Ecovias Dos Imigrantes SA,
	3.80%, 4/15/20	4,582
		32,268
Brazil (USD) (3%)
14,830,000	Caixa Economica Federal 144A,
	3.50%, 11/07/22 (a)	12,457
5,040,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	4,423
4,530,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	4,405
4,820,000	Vale Overseas Ltd., 8.25%, 1/17/34	5,567
		26,852
Cayman Islands (USD) (4%)
4,340,000	AES Andres Dominicana Ltd. / Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)	4,579
3,020,000	Banco do Brasil SA/Cayman 144A,
	9.25%, 10/31/49 (a)(b)	3,284
1,160,000	Banco do Brasil SA/Cayman,
	9.25%, 10/31/49 (b)(c)	1,261
4,440,000	Brazil Minas SPE via State of Minas Gerais 144A,
	5.33%, 2/15/28 (a)	4,285
4,760,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)	4,516
4,120,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	4,516
4,940,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)(b)	3,063
4,290,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (a)	4,204
4,330,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	4,334
4,390,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	4,522
		38,564
Chile (USD) (1%)
2,230,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)(b)	1,806
2,290,000	CFR International SpA 144A,
	5.13%, 12/06/22 (a)	2,160
2,340,000	Corp Nacional del Cobre de Chile 144A,
	3.00%, 7/17/22 (a)	2,161
		6,127

Principal or Shares	Security Description	Value (000)
China (USD) (0%)
4,600,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	$4,016
Colombia (COP) (1%)
7,456,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	4,230
5,084,000,000	Empresa de Telecomunicaciones de Bogota 144A,
	7.00%, 1/17/23 (a)	2,388
		6,618
Colombia (USD) (4%)
8,310,000	Bancolombia SA, 6.13%, 7/26/20 (b)	8,476
10,260,000	Colombia Government International Bond,
	7.38%, 9/18/37	13,056
4,910,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	4,628
3,680,000	Ecopetrol SA, 7.63%, 7/23/19	4,397
4,260,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (a)	4,505
		35,062
Costa Rica (CRC) (1%)
2,755,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	5,895
2,267,600,000	Republic of Costa Rica 144A,
	11.50%, 12/21/22 (a)	5,503
		11,398
Costa Rica (USD) (2%)
3,510,000	Costa Rica Government International Bond
	144A, 4.25%, 1/26/23 (a)	3,335
2,780,000	Costa Rica Government International Bond
	144A, 4.38%, 4/30/25 (a)	2,599
2,180,000	Costa Rica Government International Bond
	144A, 5.63%, 4/30/43 (a)(b)	1,989
2,110,000	Instituto Costarricense de Electricidad 144A,
	6.38%, 5/15/43 (a)	1,915
4,160,000	Instituto Costarricense de Electricidad 144A,
	6.95%, 11/10/21 (a)	4,441
		14,279
Croatia (USD) (3%)
2,700,000	Agrokor DD 144A, 8.88%, 2/01/20 (a)	2,873
4,370,000	Croatia Government International Bond 144A,
	5.50%, 4/04/23 (a)	4,348
4,330,000	Croatia Government International Bond,
	6.25%, 4/27/17 (c)	4,629
3,415,000	Croatia Government International Bond,
	6.38%, 3/24/21 (c)	3,629
4,350,000	Croatia Government International Bond,
	6.75%, 11/05/19 (c)	4,764
1,890,000	Hrvatska Elektroprivreda 144A,
	6.00%, 11/09/17 (a)	1,961
		22,204
Dominica Republic (USD) (3%)
4,320,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.25%, 11/13/19 (a)	4,439
8,530,000	Banco de Reservas de La Republica Dominicana
	144A, 7.00%, 2/01/23 (a)	8,487
7,580,000	Dominican Republic International Bond 144A,
	5.88%, 4/18/24 (a)	7,352

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,820,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	$4,145
		24,423
El Salvador (USD) (1%)
8,550,000	Republic of El Salvador 144A,
	5.88%, 1/30/25 (a)	8,507
4,540,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	4,540
		13,047
Georgia (USD) (1%)
4,010,000	Georgian Oil and Gas Corp. 144A,
	6.88%, 5/16/17 (a)	4,140
3,930,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	4,313
3,890,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	4,284
		12,737
Ghana (USD) (1%)
2,780,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	2,759
6,100,000	Republic of Ghana, 8.50%, 10/04/17 (b)(c)	6,703
		9,462
Guatemala (USD) (1%)
7,040,000	Guatemala Government Bond 144A,
	4.88%, 2/13/28 (a)	6,635
2,110,000	Guatemala Government Bond 144A,
	5.75%, 6/06/22 (a)	2,205
		8,840
Hungary (USD) (2%)
6,270,000	Republic of Hungary, 4.13%, 2/19/18	6,160
6,140,000	Republic of Hungary, 6.25%, 1/29/20	6,509
2,490,000	Republic of Hungary, 7.63%, 3/29/41 (b)	2,627
		15,296
India (USD) (1%)
6,900,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	6,779
Indonesia (USD) (4%)
4,795,000	Indonesia Government International Bond 144A,
	6.63%, 2/17/37 (a)	5,101
6,740,000	Indonesia Government International Bond,
	8.50%, 10/12/35 (c)	8,712
6,480,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (a)	5,848
9,200,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	9,062
4,730,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	4,091
		32,814
Ireland (RUB) (1%)
146,600,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	4,342
157,000,000	Novatek OAO via Novatek Finance Ltd. 144A,
	7.75%, 2/21/17 (a)	4,747
		9,089
Ireland (USD) (3%)
4,300,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (a)	4,639
4,690,000	Brunswick Rail Finance Ltd. 144A,
	6.50%, 11/01/17 (a)	4,666
3,230,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	3,093
3,680,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (b)(c)	4,269
2,800,000	Vnesheconombank Via VEB Finance PLC 144A,
	6.80%, 11/22/25 (a)	3,038

Principal or Shares	Security Description	Value (000)

3,960,000	Vnesheconombank Via VEB Finance PLC,
	6.90%, 7/09/20 (c)	$4,451
		24,156
Kazakhstan (USD) (3%)
10,010,000	Development Bank of Kazakhstan JSC 144A,
	4.13%, 12/10/22 (a)	9,084
4,030,000	KazAgro National Management Holding JSC
	144A, 4.63%, 5/24/23 (a)	3,718
5,430,000	KazMunaiGaz Finance Sub BV 144A,
	11.75%, 1/23/15 (a)	6,136
6,790,000	KazMunayGas National Co. JSC 144A,
	5.75%, 4/30/43 (a)	6,000
		24,938
Lithuania (USD) (0%)
3,940,000	Republic of Lithuania, 6.13%, 3/09/21 (c)	4,492
Luxembourg (USD) (5%)
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	4,016
5,170,000	Far East Capital Ltd. SA 144A,
	8.00%, 5/02/18 (a)	4,873
3,080,000	Gazprom Neft OAO Via GPN Capital SA 144A,
	4.38%, 9/19/22 (a)	2,865
6,910,000	Gazprom OAO Via Gaz Capital SA 144A,
	4.95%, 7/19/22 (a)(b)	6,755
4,090,000	Gazprom OAO Via Gaz Capital SA,
	7.29%, 8/16/37 (c)	4,448
2,730,000	Home Credit & Finance Bank OOO Via Eurasia
	Capital SA 144A, 9.38%, 4/24/20 (a)	2,873
3,670,000	Minerva Luxembourg SA 144A,
	7.75%, 1/31/23 (a)	3,569
590,000	Minerva Luxembourg SA 144A,
	12.25%, 2/10/22 (a)	693
4,590,000	Russian Agricultural Bank OJSC Via RSHB
	Capital SA 144A, 5.10%, 7/25/18 (a)	4,607
4,760,000	Sberbank of Russia Via SB Capital SA 144A,
	5.13%, 10/29/22 (a)	4,504
		39,203
Mexico (MXN) (2%)
361,600	America Movil SAB de CV, 6.45%, 12/05/22	2,710
36,200,000	Grupo Televisa SAB, 7.25%, 5/14/43	2,407
81,140,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	6,747
74,200,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	5,333
		17,197
Mexico (USD) (3%)
3,000,000	Grupo Cementos de Chihuahua SAB de CV
	144A, 8.13%, 2/08/20 (a)	3,120
4,280,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	4,226
4,384,000	Mexico Government International Bond,
	5.75%, 10/12/10	4,121
9,500,000	Mexico Government International Bond,
	6.75%, 9/27/34	11,543
7,040,000	Petroleos Mexicanos, 5.50%, 6/27/44	6,466
		29,476
Mongolia (USD) (0%)
5,270,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (a)	4,585
Netherlands (USD) (4%)
4,380,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	4,500

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

9,430,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.38%, 10/06/20 (a)	$10,397
4,200,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.95%, 7/10/42 (a)	4,294
3,875,000	Majapahit Holding BV 144A,
	7.88%, 6/29/37 (a)	4,359
10,325,000	Majapahit Holding BV 144A,
	8.00%, 8/07/19 (a)	11,771
		35,321
Nigeria (NGN) (1%)
1,646,000,000	Republic of Nigeria 144A,
	11.15%, 2/06/14 (a)(d)	9,590
Nigeria (USD) (0%)
2,650,000	Republic of Nigeria 144A, 5.13%, 7/12/18 (a)	2,693
Panama (USD) (3%)
4,510,000	AES El Salvador Trust II 144A,
	6.75%, 3/28/23 (a)(b)	4,358
4,376,599	ENA Norte Trust 144A, 4.95%, 4/25/23 (a)	4,420
2,770,000	Republic of Panama, 4.30%, 4/29/53	2,251
3,650,000	Republic of Panama, 6.70%, 1/26/36	4,325
4,490,000	Republic of Panama, 9.38%, 4/01/29	6,600
		21,954
Paraguay (USD) (1%)
2,390,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	2,223
3,120,000	Telefonica Celular del Paraguay SA 144A,
	6.75%, 12/13/22 (a)	3,260
		5,483
Peru (PEN) (1%)
19,040,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	7,225
Peru (USD) (3%)
4,320,000	Banco de Credito del Peru 144A,
	6.13%, 4/24/27 (a)	4,342
7,410,000	El Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (a)(b)	6,669
4,540,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)(b)	4,619
5,540,000	Republic of Peru, 6.55%, 3/14/37 (b)	6,537
5,210,000	Scotiabank Peru SA 144A,
	4.50%, 12/13/27 (a)(b)	4,696
		26,863
Philippines (PHP) (1%)
116,000,000	Republic of Philippines, 3.90%, 11/26/22	2,691
105,000,000	Republic of Philippines, 6.25%, 1/14/36	2,744
		5,435
Philippines (USD) (2%)
7,520,000	Republic of Philippines, 6.38%, 10/23/34	9,024
6,757,000	Republic of Philippines, 7.75%, 1/14/31	8,877
420,000	San Miguel Corp., 4.88%, 4/26/23 (b)	357
		18,258
Romania (RON) (1%)
15,420,000	Romania Government Bond, 5.90%, 7/26/17	4,846
Romania (USD) (1%)
4,970,000	Romanian Government International Bond
	144A, 4.38%, 8/22/23 (a)	4,797
6,610,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (a)(b)	7,479
		12,276

Principal or Shares	Security Description	Value (000)
Russian Federation (RUB) (1%)
145,420,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	$4,589
Rwanda (USD) (1%)
5,480,000	Republic of Rwanda 144A, 6.63%, 5/02/23 (a)	4,905
Senegal (USD) (0%)
2,910,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	3,056
Serbia (USD) (2%)
7,740,000	Republic of Serbia 144A, 4.88%, 2/25/20 (a)	7,142
3,420,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)	3,378
7,240,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	7,431
		17,951
Singapore (USD) (0%)
2,420,000	TBG Global Pte Ltd. 144A,
	4.63%, 4/03/18 (a)(b)	2,390
Sri Lanka (USD) (2%)
6,430,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	6,647
7,770,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (a)	7,537
4,730,000	Republic of Sri Lanka 144A, 6.25%, 10/04/20 (a)	4,789
		18,973
Tanzania (USD) (1%)
4,850,000	United Republic of Tanzania, 6.45%, 3/08/20 (c)	4,971
Turkey (USD) (3%)
4,080,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (a)	4,172
4,250,000	Republic of Turkey, 6.00%, 1/14/41	4,117
3,820,000	Republic of Turkey, 6.88%, 3/17/36	4,130
3,560,000	Republic of Turkey, 7.38%, 2/05/25	4,103
3,610,000	Republic of Turkey, 8.00%, 2/14/34	4,386
4,850,000	Turkiye Garanti Bankasi AS 144A,
	5.25%, 9/13/22 (a)	4,414
4,760,000	Turkiye Halk Bankasi AS 144A,
	3.88%, 2/05/20 (a)	4,189
		29,511
Ukraine (USD) (1%)
5,690,000	Ukraine Government International Bond,
	6.75%, 11/14/17 (c)	5,257
3,350,000	Ukraine Government International Bond 144A,
	7.50%, 4/17/23 (a)	2,944
		8,201
United Arab Emirates (USD) (2%)
4,060,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	4,486
4,185,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	4,614
4,250,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	4,399
		13,499
United Kingdom (GHS) (1%)
6,105,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	3,163
6,780,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	3,451
		6,614
United Kingdom (USD) (1%)
5,980,000	Ukraine Railways via Shortline PLC 144A,
	9.50%, 5/21/18 (a)	5,636

41	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
United States (LKR) (1%)
681,400,000	Citigroup Funding Inc. 144A,
	7.50%, 8/05/13 (a)	$5,179
390,400,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	2,686
126,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	867
		8,732
United States (NGN) (1%)
689,000,000	Citigroup Funding Inc. 144A,
	16.39%, 1/31/22 (a)	4,857
United States (USD) (2%)
6,300,000	BBVA Bancomer SA/Texas 144A,
	6.75%, 9/30/22 (a)	6,710
8,190,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35 (b)	8,804
		15,514
Uruguay (UYU) (1%)
55,566,739	Republic of Uruguay, 4.25%, 4/05/27	2,872
66,977,653	Republic of Uruguay, 5.00%, 9/14/18	3,507
		6,379
Venezuela (USD) (5%)
2,890,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	2,384
5,030,000	Petroleos de Venezuela SA 144A,
	8.50%, 11/02/17 (a)	4,640
10,120,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	8,450
8,860,000	Republic of Venezuela, 5.75%, 2/26/16 (c)	8,063
8,210,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	6,096
3,210,000	Republic of Venezuela, 7.00%, 3/31/38 (b)(c)	2,159
10,490,000	Republic of Venezuela, 7.65%, 4/21/25	7,867
3,200,000	Republic of Venezuela, 11.75%, 10/21/26 (c)	3,040
		42,699
Zambia (USD) (0%)
4,957,000	Republic of Zambia 144A, 5.38%, 9/20/22 (a)(b)	4,393
Total Bonds (Cost - $887,564)		846,190
Investment Company (6%)
46,340,753	Payden Cash Reserves Money Market Fund *
	(Cost - $46,341)	46,341
Total (Cost - $933,905) (104%)		892,531
Liabilities in excess of Other Assets (-4%)		(30,879)
Net Assets (100%)		$861,652

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $37,500 and the total market value of the collateral held by the Fund is $38,942. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/27/2013	Brazilian Real (Sell 74,450)	HSBC Securities	$253
8/15/2013	British Pound (Sell 5,695)	HSBC Securities	43
10/22/2013	Nuevo Sol (Sell 21,297)	Citigroup	81

			$377

Liabilities:
8/26/2013	Colombian Peso (Sell 14,100,000)	Citigroup	(215)
8/15/2013	Euro (Sell 16,511)	RBS	(541)
9/4/2013	Japanese Yen (Sell 1,703,600)	Credit Suisse	(411)
10/21/2013	Mexican Peso (Buy 4,980)	RBS	(6)
10/18/2013	Philippine Peso (Buy 144,190)	HSBC Securities	(6)

			$(1,179)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.67%	TELBOR03	Jul-23	ILS	36,200	$(41)
Barclays	3.68%	TELBOR03	Jul-23	ILS	18,100	(16)

						$(57)

TELBOR03	Tel Aviv Interbank Offered Rate 3 Month

Payden Emerging Markets Local Bond Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (103%)
Argentina (USD) (1%)
1,600,000	City of Buenos Aires Argentina 144A,
	9.95%, 3/01/17 (a)	$1,444
Brazil (BRL) (9%)
680,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/20	723
5,980,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/22	6,396
10,680,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	4,590
12,130,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	5,081
9,750,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	4,034
4,900,000	BRF SA 144A, 7.75%, 5/22/18 (a)	1,833
3,040,000	Concessionaria Ecovias Dos Imigrantes SA,
	3.80%, 4/15/20	1,270
		23,927
Brazil (USD) (0%)
1,190,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	1,157
Cayman Islands (USD) (1%)
940,000	AES Andres Dominicana Ltd. / Itabo Dominicana
	Ltd., 9.50%, 11/12/20 (c)	992
480,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	526
1,430,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)(b)	887
		2,405
Chile (CLP) (0%)
229,000,000	Republic of Chile, 5.50%, 8/05/20	455
Chile (USD) (0%)
600,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)(b)	486
Colombia (COP) (8%)
22,000,000,000	Colombian TES, 7.25%, 6/15/16	12,154
2,055,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	1,166
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A,
	7.00%, 1/17/23 (a)	648
2,086,000,000	Empresas Publicas de Medellin ESP 144A,
	8.38%, 2/01/21 (a)	1,158
3,371,000,000	Republic of Colombia, 4.38%, 3/21/23	1,637
3,574,000,000	Republic of Colombia, 7.75%, 4/14/21	2,214
1,662,000,000	Republic of Colombia, 9.85%, 6/28/27	1,169
		20,146
Costa Rica (CRC) (1%)
312,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	668
1,098,100,000	Republic of Costa Rica 144A,
	11.50%, 12/21/22 (a)	2,665
		3,333
Dominica Republic (USD) (1%)
1,210,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.25%, 11/13/19 (a)	1,243
1,330,000	Banco de Reservas de LA Republica Dominicana
	144A, 7.00%, 2/01/23 (a)	1,324
		2,567

Principal or Shares	Security Description	Value (000)
Georgia (USD) (1%)
1,230,000	Georgian Oil and Gas Corp. 144A,
	6.88%, 5/16/17 (a)	$1,270
1,130,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	1,240
		2,510
Hungary (HUF) (6%)
1,753,530,000	Hungary Government Bond, 5.50%, 2/12/16	7,920
60,840,000	Hungary Government Bond, 6.50%, 6/24/19	283
637,220,000	Hungary Government Bond, 6.75%, 11/24/17	2,976
614,530,000	Hungary Government Bond,
	7.50%, 11/12/20 (b)	2,968
		14,147
Ireland (RUB) (2%)
81,700,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	2,420
82,200,000	Novatek OAO via Novatek Finance Ltd. 144A,
	7.75%, 2/21/17 (a)	2,485
		4,905
Ireland (USD) (0%)
710,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (a)	766
Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	986
Luxembourg (RUB) (0%)
41,700,000	Sberbank Of Russia Via Sb Capital SA,
	7.00%, 1/31/16 (c)	1,269
Luxembourg (USD) (1%)
1,320,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	1,247
1,550,000	Far East Capital Ltd. SA 144A,
	8.00%, 5/02/18 (a)	1,461
		2,708
Malaysia (MYR) (2%)
8,170,000	Malaysia Government Bond, 3.89%, 3/15/27	2,424
4,950,000	Malaysia Government Bond, 4.39%, 4/15/26	1,565
		3,989
Mexico (MXN) (12%)
101,200	America Movil SAB de CV, 6.45%, 12/05/22	758
10,100,000	Grupo Televisa SAB, 7.25%, 5/14/43	671
32,360,000	Mexican Bonos, 5.00%, 6/15/17	2,544
87,980,000	Mexican Bonos, 6.50%, 6/10/21	7,167
52,570,000	Mexican Bonos, 7.25%, 12/15/16	4,430
41,820,000	Mexican Bonos, 8.00%, 12/17/15	3,538
21,030,000	Mexican Bonos, 8.50%, 5/31/29	1,924
16,840,000	Mexican Bonos, 8.50%, 11/18/38	1,523
34,130,000	Mexican Bonos, 10.00%, 11/20/36	3,532
22,690,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,887
26,800,000	Red de Carreteras de Occidente SAPIB de CV
	144A, 9.00%, 6/10/28 (a)	1,926
		29,900
Netherlands (RUB) (1%)
48,000,000	VimpelCom Holdings BV 144A,
	9.00%, 2/13/18 (a)	1,467
Netherlands (USD) (0%)
520,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	534
Nigeria (NGN) (3%)
794,400,000	Republic of Nigeria 144A,
	10.26%, 2/06/14 (a)(d)	4,628

43	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

377,330,000	Republic of Nigeria 144A, 16.39%, 1/27/22	$2,660
		7,288
Peru (PEN) (2%)
2,420,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	918
5,510,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	2,294
3,170,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	1,428
		4,640
Philippines (PHP) (2%)
96,000,000	Republic of Philippines, 3.90%, 11/26/22	2,227
29,000,000	Republic of Philippines, 4.95%, 1/15/21	723
64,000,000	Republic of Philippines, 6.25%, 1/14/36	1,673
		4,623
Poland (PLN) (10%)
10,380,000	Poland Government Bond, 5.25%, 10/25/17	3,487
15,110,000	Poland Government Bond, 5.25%, 10/25/20	5,139
12,080,000	Poland Government Bond, 5.50%, 10/25/19	4,158
11,590,000	Poland Government Bond, 5.75%, 9/23/22	4,074
27,300,000	Poland Government Bond, 6.25%, 10/24/15	9,138
		25,996
Romania (RON) (1%)
4,300,000	Romania Government Bond, 5.90%, 7/26/17	1,351
4,240,000	Romania Government Bond, 5.95%, 6/11/21	1,348
		2,699
Russian Federation (RUB) (7%)
59,750,000	Russian Federal Bond - OFZ, 6.90%, 8/03/16	1,843
84,780,000	Russian Federal Bond - OFZ, 7.40%, 6/14/17	2,660
77,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,427
302,150,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	9,534
35,000,000	Russian Foreign Bond - Eurobond,
	7.85%, 3/10/18 (c)	1,117
		17,581
Singapore (IDR) (1%)
20,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	1,985
10,000,000,000	Standard Chartered Bank/Singapore 144A,
	8.38%, 9/17/26 (a)	995
		2,980
South Africa (ZAR) (7%)
57,700,000	Republic of South Africa, 6.25%, 3/31/36	4,322
48,070,000	Republic of South Africa, 6.75%, 3/31/21	4,632
33,680,000	Republic of South Africa, 7.00%, 2/28/31	2,878
63,340,000	Republic of South Africa, 8.00%, 12/21/18	6,663
		18,495
Thailand (THB) (6%)
90,392,000	Thailand Government Bond, 3.45%, 3/08/19	2,873
100,350,000	Thailand Government Bond, 3.63%, 6/16/23	3,122
118,370,000	Thailand Government Bond, 3.65%, 12/17/21	3,729
122,100,000	Thailand Government Bond, 3.88%, 6/13/19	3,960
23,500,000	Thailand Government Bond, 5.13%, 3/13/18	806
		14,490
Turkey (TRY) (8%)
3,300,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	1,539
7,394,846	Turkey Government Bond, 4.50%, 2/11/15	3,910
1,650,000	Turkey Government Bond, 8.00%, 10/09/13	852
4,820,000	Turkey Government Bond, 8.00%, 6/04/14	2,476
2,180,000	Turkey Government Bond, 9.00%, 1/27/16	1,132

Principal or Shares	Security Description	Value (000)

9,300,000	Turkey Government Bond, 9.50%, 1/12/22	$4,847
9,570,000	Turkey Government Bond, 10.50%, 1/15/20	5,269
		20,025
United Kingdom (GHS) (1%)
1,350,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	699
690,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	358
550,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	280
430,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	219
		1,556
United Kingdom (IDR) (2%)
15,500,000,000	Deutsche Bank AG/London 144A,
	8.25%, 7/19/21 (a)	1,555
20,000,000,000	Deutsche Bank AG/London 144A,
	8.38%, 9/17/26 (a)	1,985
11,400,000,000	Standard Chartered Bank 144A,
	8.38%, 9/17/26 (a)	1,131
3,150,000,000	Standard Chartered PLC 144A,
	8.38%, 9/17/26 (a)	313
		4,984
United States (GHS) (0%)
1,750,000	Citigroup Funding Inc. 144A,
	24.00%, 5/27/15 (a)	891
United States (IDR) (3%)
18,000,000,000	JPMorgan Chase Bank NA 144A,
	8.25%, 7/19/21 (a)	1,806
1,500,000,000	JPMorgan Chase Bank NA 144A,
	8.38%, 9/17/26 (a)	149
30,500,000,000	JPMorgan Chase Bank NA 144A,
	9.50%, 7/17/31 (a)	3,316
20,260,000,000	JPMorgan Chase Bank NA 144A,
	10.00%, 7/18/17 (a)	2,155
		7,426
United States (LKR) (2%)
114,000,000	Citigroup Funding Inc. 144A,
	7.50%, 8/05/13 (a)	867
70,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	481
55,200,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	380
320,000,000	Citigroup Inc. 144A, 8.50%, 2/06/18 (a)	2,201
		3,929
United States (NGN) (1%)
162,000,000	Citigroup Funding Inc. 144A,
	16.39%, 1/31/22 (a)	1,142
67,000,000	Citigroup Inc. 144A, 16.39%, 1/31/22 (a)	472
		1,614
Uruguay (UYU) (1%)
16,144,174	Republic of Uruguay, 4.25%, 4/05/27	834
19,001,106	Republic of Uruguay, 5.00%, 9/14/18	995
		1,829
Total Bonds (Cost - $284,872)		260,147

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (6%)
16,327,220	Payden Cash Reserves Money Market Fund *
	(Cost - $16,327)	$16,327
Total (Cost - $301,199) (109%)		276,474
Liabilities in excess of Other Assets (-9%)		(23,176)
Net Assets (100%)		$253,298

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $4,894 and the total market value of the collateral held by the Fund is $5,445. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/27/2013	Brazilian Real (Sell 1,047)	HSBC Securities	$6
8/15/2013	British Pound (Sell 2,504)	HSBC Securities	28
10/18/2013	Philippine Peso (Sell 83,040)	HSBC Securities	3
8/21/2013	Poland Zloty (Sell 45)	Barclays	—

			$37

Liabilities:
8/15/2013	Euro (Sell 5,807)	RBS	(186)
8/21/2013	Hungarian Forint (Sell 274,500)	Credit Suisse	(13)
9/19/2013	Indonesian Rupiah (Buy 24,735,000)	Bank of America	(21)
9/4/2013	Japanese Yen (Sell 749,000)	Credit Suisse	(181)
9/18/2013	Malaysian Ringgit (Buy 58,087)	Barclays	(569)
10/21/2013	Mexican Peso (Buy 4,260)	RBS	(5)
10/22/2013	South African Rand (Buy 34,667)	RBS	(27)
9/18/2013	Thailand Baht (Buy 102,887)	Barclays	(26)
8/21/2013	Turkish Lira (Buy 6,500)	UBS Warburg	(43)

			$(1,071)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.27%	KLIB3M	Oct-17	MYR	5,400	$(26)
Barclays	3.29%	KLIB3M	Sep-17	MYR	5,300	(22)
Barclays	3.35%	KLIB3M	Jan-17	MYR	4,000	(9)
Barclays	3.40%	KLIB3M	May-17	MYR	6,700	(13)
Barclays	3.43%	KLIB3M	Mar-18	MYR	6,000	(23)
Barclays	3.53%	KLIB3M	Jun-18	MYR	20,000	(67)
Barclays	3.67%	TELBOR03	Jul-23	ILS	10,600	(12)
Barclays	3.68%	TELBOR03	Jul-23	ILS	5,300	(5)

						$(177)

KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month
TELBOR03	Tel Aviv Interbank Offered Rate 3 Month

45	Payden Mutual Funds

Payden Equity Income Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (94%)
Consumer Discretionary (6%)
221,400	Regal Entertainment Group (a)	$4,173
107,000	Six Flags Entertainment Corp.	3,937
37,000	Wynn Resorts Ltd.	4,926
		13,036
Consumer Staple (8%)
160,100	Altria Group Inc.	5,613
33,400	Kimberly-Clark Corp.	3,300
108,100	Kraft Foods Group Inc.	6,116
100,400	Reynolds American Inc.	4,963
		19,992
Energy (22%)
136,200	Boardwalk Pipeline Partners LP	4,264
65,400	Buckeye Partners LP	4,652
95,700	ConocoPhillips	6,207
72,400	Diamond Offshore Drilling Inc.	4,883
67,800	Energy Transfer Partners LP	3,530
49,500	Enterprise Products Partners LP	3,070
92,000	Kinder Morgan Inc.	3,474
61,300	Plains All American Pipeline LP	3,264
87,500	Regency Energy Partners LP	2,449
72,700	Susser Petroleum Partners LP (a)	2,149
84,900	Targa Resources Partners LP	4,231
77,200	TransCanada Corp.	3,530
87,600	Williams Companies Inc.	2,993
46,500	Williams Partners LP	2,335
		51,031
Financial (10%)
59,700	Bank of Montreal	3,708
103,300	Federated Investors Inc.	2,999
110,700	JPMorgan Chase & Co.	6,169
300,600	People’s United Financial Inc.	4,509
129,600	Wells Fargo & Co.	5,638
		23,023
Healthcare (12%)
123,200	AbbVie Inc.	5,603
91,100	GlaxoSmithKline Plc - ADR	4,642
55,600	Johnson & Johnson	5,199
136,500	Merck & Co. Inc.	6,575
191,200	Pfizer Inc.	5,589
		27,608
Industrial (5%)
276,300	General Electric Co.	6,734
147,300	Waste Management Inc.	6,191
		12,925
Material (4%)
82,200	Dow Chemical Co.	2,881
44,500	EI du Pont de Nemours & Co.	2,567
73,500	LyondellBasell Industries NV, Class A	5,050
		10,498

Principal or Shares	Security Description	Value (000)
Real Estate Investment Trust (5%)
118,100	BioMed Realty Trust Inc.	$2,440
50,000	Digital Realty Trust Inc. (a)	2,765
68,300	HCP Inc.	2,996
58,900	Health Care REIT Inc.	3,798
		11,999
Technology (12%)
243,700	Cisco Systems Inc.	6,227
267,500	Intel Corp.	6,233
96,200	Microchip Technology Inc. (a)	3,823
194,700	Microsoft Corp.	6,197
126,400	Paychex Inc.	4,985
		27,465
Telecommunication (4%)
180,800	AT&T Inc.	6,377
72,700	Verizon Communications Inc.	3,597
		9,974
Utility (6%)
42,400	Duke Energy Corp.	3,011
122,200	Pepco Holdings Inc.	2,511
81,200	Southern Co.	3,641
141,500	TECO Energy Inc.	2,500
74,000	Westar Energy Inc.	2,486
		14,149
Total Common Stock (Cost - $201,757)		221,700
Preferred Stock (6%)
94,900	Alexandria Real Estate Equities Inc.	2,283
105,900	DDR Corp.	2,541
74,000	Discover Financial Services (a)	1,849
94,100	First Republic Bank (a)	2,373
94,000	US Bancorp	2,532
69,900	Vornado Realty Trust	1,493
Total Preferred Stock (Cost - $13,811)		13,071

Investment Company (5%)
12,838,206	Payden Cash Reserves Money Market Fund *
	(Cost - $12,838)	12,838
Total Investment Company (Cost - $12,838)		12,838
Total (Cost - $228,406) (105%)		247,609
Liabilities in excess of Other Assets (-5%)		(11,935)
Net Assets (100%)		$235,674

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $12,495 and the total market value of the collateral held by the Fund is $12,838. Amount in 000s.

46

Metzler / Payden European Emerging Markets Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (47%)
Consumer Discretionary (1%)
19,000	NG2 SA	$558
Consumer Staple (4%)
300	LPP SA	653
17,000	Magnit OJSC (a)	979
20,000	Ulker Biskuvi Sanayi AS	135
12,000	X5 Retail Group NV (a)(b)	200
		1,967
Energy (17%)
7,000	Eurasia Drilling Co. Ltd. (a)	277
10,000	Gazprom Neft OAO	179
25,000	Genel Energy PLC (b)	363
35,000	Lukoil OAO (b)	2,065
7,000	MOL Hungarian Oil and Gas PLC	524
12,500	NovaTek OAO (a)	1,454
130,900	Rosneft OAO (a)	927
140,000	Surgutneftegas OAO	1,107
22,000	Tatneft OAO	810
		7,706
Financial (15%)
15,000	Alior Bank SA (b)	398
246,723	Banca Transilvania (b)	92
15,000	Bank Pekao SA	768
450,000	Immoeast AG (b)	—
42,000	OTP Bank PLC	842
105,937	Powszechna Kasa Oszczednosci Bank Polski SA	1,231
9,000	Powszechny Zaklad Ubezpieczen SA	1,275
300,000	Sberbank of Russia	867
25,000	Sberbank of Russia	288
280,000	VTB Bank OJSC (a)	791
		6,552
Industrial (1%)
75,000	Aeroflot - Russian Airlines OJSC	130
125,000	Ferrexpo PLC	321
150,000	Impexmetal SA (b)	112
		563

Principal or Shares	Security Description	Value (000)
Material (4%)
6,500	Grupa Kety SA	$301
13,000	KGHM Polska Miedz SA	450
65,000	MMC Norilsk Nickel OJSC	872
15,000	Novolipetsk Steel OJSC (a)	218
		1,841
Technology (1%)
35,000	M Video OJSC (b)	281
Telecommunication (3%)
25,000	CTC Media Inc.	278
10,000	Mobile Telesystems OJSC	195
30,000	Sistema JSFC (a)	660
55,000	TVN SA	185
		1,318
Utility (1%)
15,000	CEZ AS	357
Total Common Stock (Cost - $20,876)		21,143
Investment Company (31%)
13,933,196	Payden Cash Reserves Money Market Fund *
	(Cost - $13,933)	13,933
Total (Cost - $34,809) (78%)		35,076
Other Assets, net of Liabilities (22%)		9,920
Net Assets (100%)		$44,996

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Non-income producing security.

47	Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - July 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
1,580,000	Apidos CDO 144A, 3.77%, 4/15/25 (a)	$1,498
1,750,000	ARES XXVI CLO Ltd. 144A,
	4.06%, 4/15/25 (a)	1,689
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	3.71%, 4/20/25 (a)	1,654
1,750,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 4.02%, 4/18/25 (a)	1,691
1,750,000	Cent CLO LP 144A, 3.72%, 7/23/25 (a)	1,654
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.48%, 8/15/25 (a)	1,628
430,739	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.44%, 12/25/35	358
487,549	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	536
180,146	Long Beach Mortgage Loan Trust,
	6.02%, 8/25/33	157
830,000	Madison Park Funding I Ltd. 144A,
	4.63%, 8/15/22 (a)	832
400,000	Mercedes-Benz Auto Receivables Trust,
	1.22%, 12/15/17	402
1,425,000	Octagon Investment Partners XIV Ltd. 144A,
	4.27%, 1/15/24 (a)	1,407
168,448	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	162
502,817	Soundview Home Equity Loan Trust,
	0.27%, 6/25/37	425
138,047	Terwin Mortgage Trust 144A,
	0.95%, 1/25/35 (a)	137
875,000	Tyron Park CLO Ltd. 144A, 3.77%, 7/15/25 (a)	831
Total Asset Backed (Cost - $15,339)		15,061
Corporate Bond (50%)
910,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	914
275,000	Agrokor DD 144A, 8.88%, 2/01/20 (a)	293
10,200,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18
	RUB (a)(b)	302
145,000	Alliance One International Inc.,
	10.00%, 7/15/16	152
890,000	Ally Financial Inc., 2.95%, 7/18/16 (c)	897
640,000	Amazon.com Inc., 1.20%, 11/29/17 (c)	625
390,000	American Honda Finance Corp. 144A,
	0.65%, 5/26/16 (a)	390
400,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	402
150,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (a)	160
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	590
1,450,000	Apple Inc., 0.52%, 5/03/18	1,450
350,000	Apple Inc., 2.40%, 5/03/23	322
510,000	Apple Inc., 3.85%, 5/04/43	445
670,000	AT&T Inc., 0.66%, 2/12/16	672
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)	462
470,000	Baidu Inc., 3.25%, 8/06/18	471
510,000	Banco Bradesco SA/Cayman Islands 144A,
	2.37%, 5/16/14 (a)	514

Principal or Shares	Security Description	Value (000)

640,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	$624
890,000	Banco do Brasil SA/Cayman, 3.88%, 10/10/22	788
610,000	Bank of America Corp., 8.00%, 12/29/49	679
695,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	718
90,000	Barrick Gold Corp., 2.90%, 5/30/16 (c)	90
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	274
700,000	Brunswick Rail Finance Ltd. 144A,
	6.50%, 11/01/17 (a)	697
276,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)(c)	302
395,000	Cardinal Health Inc., 1.70%, 3/15/18	385
420,000	Caterpillar Financial Services Corp.,
	1.25%, 11/06/17 (c)	412
375,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	371
700,000	Celulosa Arauco y Constitucion SA,
	5.00%, 1/21/21	709
300,000	Central Garden and Pet Co., 8.25%, 3/01/18	312
960,000	Charter Communications Operating LLC Term
	Loan E 1L, 3.00%, 4/10/20	958
450,000	CHC Helicopter SA, 9.25%, 10/15/20	471
505,000	Chubb Corp., 6.38%, 3/29/67	549
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	157
780,000	Citigroup Inc., 5.35%, 4/29/49	715
520,000	Coinstar Inc. 144A, 6.00%, 3/15/19 (a)	529
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,055
300,000	CONSOL Energy Inc., 8.00%, 4/01/17	321
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18
	BRL (a)(b)	365
940,000	Cricket Communications Inc. Leap Term Loan C
	1L, 4.75%, 3/08/20	949
960,000	Crown Castle Operating Co. Term Loan B 1L,
	3.25%, 1/31/19	962
293,000	CVS Caremark Corp., 5.75%, 6/01/17	338
900,000	Daimler Finance North America LLC 144A,
	1.13%, 8/01/18 (a)	902
550,000	Dollar General Corp., 4.13%, 7/15/17	583
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	272
260,000	Eaton Corp. 144A, 1.50%, 11/02/17 (a)	255
320,000	Ecolab Inc., 1.45%, 12/08/17	313
620,000	Ecopetrol SA, 7.63%, 7/23/19	741
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	159
750,000	EMC Corp./MA, 1.88%, 6/01/18	748
1,000,000	Energy Transfer Equity LP, 3.75%, 3/26/17	1,011
260,000	ERAC USA Finance LLC 144A,
	2.80%, 11/01/18 (a)	260
315,000	Exelon Corp., 4.90%, 6/15/15	336
810,000	Far Eastern Shipping Co. 144A,
	8.00%, 5/02/18 (a)	763
870,000	Fifth Third Bancorp, 5.10%, 12/29/49 (c)	824
1,000,000	FMG Resource (August 2006) Pty. Ltd. Term
	Loan B 1L, 5.25%, 10/18/17	1,009
660,000	Ford Motor Credit Co. LLC, 1.53%, 5/09/16	662

48

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

530,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17 (c)	$520
830,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	791
1,880,000	General Electric Capital Corp., 6.38%, 11/15/67	2,009
900,000	Glencore Funding LLC 144A, 1.63%, 1/15/19 (a)	845
470,000	Goldcorp Inc., 2.13%, 3/15/18	448
870,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	760
500,000	Goodyear Tire & Rubber Co., 0.00%, 4/30/19	506
780,000	Harley-Davidson Financial Services Inc. 144A,
	2.70%, 3/15/17 (a)	790
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	869
675,000	HCA Inc. Term Loan B4 1L, 3.03%, 5/01/18	678
860,000	Heineken NV 144A, 1.40%, 10/01/17 (a)	842
940,000	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	951
970,000	Howard Hughes Medical Institute,
	3.50%, 9/01/23	970
640,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	630
540,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	528
260,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	255
360,000	ING U.S. Inc. 144A, 5.65%, 5/15/53 (a)	339
665,000	Ingredion Inc., 3.20%, 11/01/15	693
770,000	Intel Corp., 1.35%, 12/15/17	757
725,000	International Lease Finance Corp.,
	2.22%, 6/15/16	721
535,000	Johnson & Johnson, 4.85%, 5/15/41	586
1,140,000	JPMorgan Chase & Co., 7.90%, 4/29/49	1,270
435,000	Kroger Co., 3.90%, 10/01/15	460
430,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)	425
890,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)	906
330,000	Medtronic Inc., 1.38%, 4/01/18	323
180,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	154
350,000	Merck & Co. Inc., 0.63%, 5/18/18	351
560,000	MetroPCS Wireless Inc. 144A,
	6.25%, 4/01/21 (a)	573
1,270,000	Microsoft Corp., 2.13%, 11/15/22	1,166
550,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)(c)	341
350,000	Murphy Oil Corp., 2.50%, 12/01/17	349
925,000	National Australia Bank Ltd. 144A,
	2.00%, 6/20/17 (a)	940
440,000	NBCUniversal Enterprise Inc. 144A,
	0.95%, 4/15/18 (a)	444
540,000	NCL Corp. Ltd. 144A, 5.00%, 2/15/18 (a)	541
1,230,000	NIKE Inc., 2.25%, 5/01/23	1,136
755,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	750
460,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)	97
815,000	Oracle Corp., 0.85%, 1/15/19	820
420,000	Packaging Dynamics Corp. 144A,
	8.75%, 2/01/16 (a)	431

Principal or Shares	Security Description	Value (000)

828,801	Penn National Gaming Inc., 3.75%, 7/14/18	$833
410,000	Petrobras Global Finance BV, 2.41%, 1/15/19	404
955,000	Petroleos Mexicanos 144A, 2.29%, 7/18/18 (a)	981
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	919
600,000	Pfizer Inc., 0.57%, 6/15/18	601
300,000	President and Fellows of Harvard College 144A,
	6.50%, 1/15/39 (a)	398
530,000	Prudential Financial Inc., 8.88%, 6/15/38	641
40,000	Rockies Express Pipeline LLC 144A,
	6.00%, 1/15/19 (a)	37
940,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	900
560,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	543
970,000	Sun Products Corp. Term Loan B 1L,
	5.50%, 3/18/20	972
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	581
530,000	Toyota Motor Credit Corp., 1.25%, 10/05/17	519
700,000	TransCanada PipeLines Ltd., 0.95%, 6/30/16	704
590,000	Transocean Inc., 2.50%, 10/15/17	588
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	579
150,000	United States Steel Corp., 7.38%, 4/01/20 (c)	153
660,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(c)	642
970,000	Valeant Pharmaceuticals Inc. Term Loan B 1L,
	4.50%, 5/30/20	985
380,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	396
500,000	Verizon Communications Inc.,
	0.70%, 11/02/15 (c)	499
830,000	VimpelCom Holdings BV 144A,
	5.20%, 2/13/19 (a)	823
365,000	Vodafone Group PLC, 0.66%, 2/19/16	365
420,000	Volkswagen International Finance NV 144A,
	0.87%, 11/20/14 (a)	422
850,000	Wal-Mart Stores Inc., 5.63%, 4/15/41	996
360,000	Want Want China Finance Ltd. 144A,
	1.88%, 5/14/18 (a)	343
1,130,000	Wells Fargo & Co., 7.98%, 3/29/49 (c)	1,274
240,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	235
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	169
177,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	183
Total Corporate Bond (Cost - $77,993)		76,279
Foreign Government (1%)
300,000	Chile Government International Bond,
	3.88%, 8/05/20	312
625,000	Colombia Government International Bond,
	7.38%, 1/27/17	727
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (b)	834
Total Foreign Government (Cost - $1,801)		1,873
Mortgage Backed (22%)
795,872	Adjustable Rate Mortgage Trust,
	3.10%, 3/25/37	591
1,386,566	American Home Mortgage Assets Trust 2007-2,
	0.32%, 3/25/47	1,010
311,436	Bank of America Mortgage Securities Inc.,
	2.77%, 10/20/32	314

49	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,091,266	Chase Mortgage Finance Corp., 6.00%, 5/25/37	$935
388,940	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	360
1,468,601	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,122
1,174,905	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	897
1,650,913	FHR 4093 IO, 6.51%, 1/15/38	381
3,030,176	FN AL3015 ARM, 1.96%, 1/01/43	3,052
1,826,770	FN MA1341 10YR, 2.50%, 2/01/23	1,863
500,000	Granite Master Issuer PLC, 1.06%, 12/17/54	442
725,026	Harborview Mortgage Loan Trust,
	3.02%, 1/19/35	691
219,923	HomeBanc Mortgage Trust, 1.06%, 8/25/29	200
573,084	IndyMac INDX Mortgage Loan Trust
	2005-AR13, 2.46%, 8/25/35	486
317,008	JP Morgan Mortgage Trust, 6.00%, 7/25/36	287
695,927	JP Morgan Mortgage Trust, 6.00%, 6/25/37	609
296,492	MLCC Mortgage Investors Inc., 2.20%, 2/25/36	277
477,678	Morgan Stanley Mortgage Loan Trust,
	2.96%, 1/25/35	407
129,629	Morgan Stanley Mortgage Loan Trust,
	5.50%, 11/25/35	130
414,808	ORES NPL LLC 144A, 4.00%, 9/25/44 (a)	414
459,638	Prime Mortgage Trust, 5.00%, 10/25/35	443
119,884	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	123
749,061	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	611
181,803	S2 Hospitality LLC 144A, 4.50%, 4/15/25 (a)	182
604,691	Sequoia Mortgage Trust, 3.50%, 4/25/42	597
986,293	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	976
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	448
300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	298
715,553	Structured Adjustable Rate Mortgage Loan Trust,
	2.57%, 8/25/34	705
67,034	Structured Adjustable Rate Mortgage Loan Trust,
	2.58%, 8/25/34	66
534,870	Structured Adjustable Rate Mortgage Loan Trust,
	5.29%, 12/25/35	448
380,000	Structured Agency Credit Risk Debt Notes,
	7.34%, 7/25/23	393
1,963,363	Structured Asset Mortgage Investments Inc.,
	0.50%, 12/25/35	1,448
2,201,818	Structured Asset Mortgage Investments Inc.,
	0.89%, 1/19/34	2,127
248,266	Structured Asset Mortgage Investments Inc.,
	2.09%, 10/19/34	145
486,339	Structured Asset Mortgage Investments Inc.,
	2.37%, 5/25/36	300
167,038	Structured Asset Mortgage Investments Inc.,
	3.85%, 7/25/32	171
2,762,937	Vendee Mortgage Trust IO, 3.75%, 12/15/33	304
1,404,558	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	1,397

Principal or Shares	Security Description	Value (000)

1,250,184	VOLT XV LLC 144A, 3.22%, 5/27/53 (a)	$1,231
267,926	WaMu Mortgage Pass Through Certificates,
	1.11%, 5/25/46	238
1,713,481	WaMu Mortgage Pass Through Certificates,
	2.31%, 7/25/37	1,295
453,416	WaMu Mortgage Pass Through Certificates,
	2.65%, 9/25/36	370
1,228,349	WaMu Mortgage Pass Through Certificates,
	2.73%, 10/25/36	1,016
1,175,416	WaMu Mortgage Pass Through Certificates,
	3.55%, 9/25/36	954
727,056	WaMu Mortgage Pass Through Certificates,
	4.51%, 10/25/36	581
1,226,803	WaMu Mortgage Pass Through Certificates,
	4.95%, 2/25/37	1,116
995,369	Wells Fargo Mortgage Backed Securities Trust,
	2.63%, 9/25/34	818
674,081	Wells Fargo Mortgage Backed Securities Trust,
	2.64%, 6/25/35	560
Total Mortgage Backed (Cost - $33,143)		33,829
Municipal (2%)
270,000	Commonwealth of Virginia, 3.05%, 6/01/20	279
700,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	675
400,000	Kentucky Asset Liability Commission,
	1.69%, 4/01/18	389
475,000	Texas State, 5.52%, 4/01/39	545
575,000	Utah Transit Authority, 5.94%, 6/15/39	676
Total Municipal (Cost - $2,782)		2,564
NCUA Guaranteed (1%)
260,749	NCUA Guaranteed Notes Trust 2010-R2,
	0.56%, 11/06/17	260
473,245	NCUA Guaranteed Notes Trust 2010-R3,
	0.75%, 12/08/20	471
Total NCUA Guaranteed (Cost - $734)		731
U.S. Treasury (10%)
10,000,000	U.S. Treasury Bill, 0.04%, 10/10/13 (d)(e)	10,000
4,400,000	U.S. Treasury Note, 1.38%, 6/30/18	4,401
Total U.S. Treasury (Cost - $14,391)		14,401
Purchased Call Options (0%)
416	U.S. Treasury 10 Year Futures Option, 134.5,
	8/23/13
	(Cost - $47)	6
Purchased Put Options (0%)
3,200	CurrencyShares Euro Trust, 116, 9/21/13	13
276	Hindustan Flurocarbons Ltd., 38, 9/21/13	9
108	U.S. Treasury 5 Year Futures Option, 119.25,
	9/21/13	28
948	U.S. Ultra Long Bond, 124, 9/21/13	15
285	U.S. Ultra Long Bond, 128, 9/21/13	27
256	Valero Energy Corp., 33, 9/21/13	19
Total Purchased Put Options (Cost - $237)		111
Investment Company (9%)
14,045,427	Payden Cash Reserves Money Market Fund *
	(Cost - $14,045)	14,045

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

Total (Cost - $160,512) (105%)		$158,900
Liabilities in excess of Other Assets (-5%)		(7,172)
Net Assets (100%)		$151,728

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2013, the total market value of the Fund’s securities on loan is $5,200 and the total market value of the collateral held by the Fund is $5,394. Amounts in 000s.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2013	Australian Dollar (Sell 783)	RBC Capital	$52
8/27/2013	Brazilian Real (Sell 862)	HSBC Securities	4
10/21/2013	Mexican Peso (Sell 11,550)	RBS	14

			$70

Liabilities:
10/15/2013	British Pound (Sell 512)	Bank of America	(11)
8/22/2013	Canadian Dollar (Sell 786)	RBC Capital	(8)
10/24/2013	Japanese Yen (Sell 464,200)	Barclays	(90)
8/26/2013	Russian Ruble (Sell 10,470)	HSBC Securities	(1)
10/15/2013	Swiss Franc (Sell 2,221)	State Street	(97)

			$(207)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
38	Australian 10 Year Bond Future	Sep-13	$4,052	$2
26	CBOE Volatility Index Future	Sep-13	425	(96)
18	CBOE Volatility Index Future	Dec-13	318	(24)
26	E-MINI NASDAQ 100 Index Future	Sep-13	1,603	67
19	E-MINI S&P 500 Index Future	Sep-13	(1,597)	(73)

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
19	Euro-Bund Future	Sep-13	$(3,592)	$31
13	Topix Index Future	Sep-13	1,488	60
7	U.S. Long Bond Future	Sep-13	(938)	63
38	U.S. Treasury 10 Year Note Future	Sep-13	(4,805)	146
221	U.S. Treasury 5 Year Note Future	Sep-13	(26,822)	(5)
11	U.S. Ultra Long Bond Future	Sep-13	(1,587)	127

				$298

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD 2,970	$(223)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD 1,980	(149)
CDX.NA.IG., 0.18%, Jun-17	(1.00)%	RBS	Jun-17	USD 2,500	(47)

					$(419)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays	Jan-41	USD 1,553	$(4)

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
197	CurrencyShares Euro Trust, 129	Oct-13	$(15)	$31
27	U.S. Ultra Long Bond, 138	Sep-13	(112)	(49)
17	U.S. Ultra Long Bond, 142	Sep-13	(135)	(89)

				$(107)

51	Payden Mutual Funds

Notes to Financial Statements

July 31, 2013

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

On July 12, 2013 the Board of Trustees by Unanimous Written Consent agreed to close the Metzler/Payden European Emerging Markets Fund. On September 30, 2013 the Fund will close and all remaining assets will be transferred to other funds or distributed in cash.

2. Significant Accounting Policies

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

52

Notes to Financial Statements continued

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

53	Payden Mutual Funds

Swap Contracts

Some Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

The Funds may enter into credit default swap agreements. The counterparty to the agreement agrees to receive/pay the Fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive/pay the notional amount at par and pay/receive the defaulted security or cash equivalent.

The Funds may enter into total return swap agreements where the Fund and counterparty agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge based on the notional amount in exchange for the total return, which includes interest and principal appreciation (depreciation) of the specified security.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the GNMA Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	—	—
Options written	1,420	$182,239
Options expired	(1,220)	(136,018)
Options exercised	—	—
Options closed	(200)	(46,221)

Options outstanding at July 31, 2013	—	—

Notes to Financial Statements continued

Written option activity for the Equity Income Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	—	—
Options written	2,156	$374,211
Options expired	—	—
Options exercised	—	—
Options closed	(2,156)	(374,211)

Options outstanding at July 31, 2013	—	—

Written option activity for the P/K Cash Balance Plan Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	—	—
Options written	3,510	$920,163
Options expired	(1,113)	(227,464)
Options exercised	—	—
Options closed	(2,156)	(537,626)

Options outstanding at July 31, 2013	$241	$155,073

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2013 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	5%	0%	0%	0%
Low Duration	4%	0%	6%	0%
Core Bond	2%	1%	16%	0%
Corporate Bond	1%	0%	8%	0%
Global Low Duration	12%	0%	4%	0%
Global Fixed Income	43%	0%	26%	1%
Emerging Markets Bond	4%	1%	2%	0%
Emerging Markets Local Bond	14%	0%	20%	0%
P/K Cash Balance Plan	3%	11%	13%	0%

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

55	Payden Mutual Funds

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market and M/P European Emerging Markets) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2012	Purchases	Sales	Dividends	Value July 31, 2013

Investments in Cash Reserves Money Market Fund
Limited Maturity	$2,810,577	$671,812,976	$663,317,703	$372	$11,305,850
Low Duration	22,302,810	1,158,683,903	1,116,151,087	597	64,835,626
U.S. Government	4,765,068	1,638,343,324	1,633,753,070	852	9,355,322
GNMA	23,816,038	1,790,568,063	1,799,432,960	1,158	14,951,141
Core Bond	6,469,435	1,583,057,487	1,562,307,181	856	27,219,741
Corporate Bond	1,548,795	347,484,224	341,690,942	197	7,342,077
High Income	114,285,189	3,706,961,100	3,717,053,146	2,319	104,193,143
Global Low Duration	2,262,703	267,658,313	264,673,291	132	5,247,725
Global Fixed Income	2,628,647	122,847,733	123,552,656	61	1,923,724
Emerging Markets Bond	79,176,705	2,340,440,150	2,373,276,102	1,536	46,340,753
Emerging Markets Local Bond	4,955,134	1,310,600,568	1,299,228,482	734	16,327,220
Equity Income	5,759,880	796,976,010	789,897,684	410	12,838,206
MP European Emerging Markets	28,075	518,011,463	504,106,342	220	13,933,196
PK Cash Balance Plan Fund	13,044,091	819,659,035	818,657,699	378	14,045,427

Notes to Financial Statements continued

Fund	Value October 31, 2012	Purchases	Sales	Dividends	Value July 31, 2013
Investments in High Income Fund — Investor Class
Core Bond	$24,561,441	—	$24,100,000	$544,734	$832,734
Corporate Bond	837,931	—	851,724	13,218	—
Global Fixed Income	3,846,934	—	620,000	156,395	3,205,893
Investments in Equity Income Fund — Investor Class
Corporate Bond	—	$1,952,922	—	$18,588	$1,889,190
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$23,379,833	—	$19,200,000	$579,367	$3,567,052
Global Fixed Income	6,434,781	—	930,000	247,549	4,919,930
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$15,360,000	—	$1,950,000	$510,472	$12,163,662
Corporate Bond	—	$2,687,648	2,662,221	19,579	—
Global Fixed Income	1,812,302	—	—	67,483	1,637,089

3. Related Party Transactions

Payden & Rygel, Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income.	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
MP European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2013 (exclusive of interest and taxes).

57	Payden Mutual Funds

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Equity Income, and Payden/Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

Table 1.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$217,000	—	—	—	$217,000
U.S. Government Agency	—	—	267,147	—	—	—	267,147
U.S. Government	—	—	25,022	—	—	—	25,022
Investment Company	$14,062	—	—	—	—	—	14,062

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Asset Backed	—	—	$49,866	—	—	—	$49,866
Commercial Paper	—	—	3,242	—	—	—	3,242
Corporate Bond	—	—	117,724	—	—	—	117,724
Foreign Government	—	—	4,491	—	—	—	4,491
Mortgage Backed	—	—	35,979	—	—	—	35,979
Municipal	—	—	5,190	—	—	—	5,190
U.S. Government Agency	—	—	8,499	—	—	—	8,499
U.S. Government	—	—	20,347	—	—	—	20,347
Investment Company	$11,306	—	—	—	—	—	11,306

Low Duration
Asset Backed	—	—	72,705	—	—	—	72,705
Corporate Bond	—	—	421,906	—	—	—	421,906
Foreign Government	—	—	11,921	—	—	—	11,921
Mortgage Backed	—	—	60,637	—	—	—	60,637
Municipal	—	—	1,783	—	—	—	1,783
U.S. Government Agency	—	—	391	—	—	—	391
U.S. Government	—	—	136,554	—	—	—	136,554
Investment Company	64,836	—	—	—	—	—	64,836
Options	263	—	—	—	—	—	263

U.S. Government
Mortgage Backed	—	—	126,804	—	—	—	126,804
U.S. Government	—	—	30,519	—	—	—	30,519
Options	26	—	—	—	—	—	26
Investment Company	9,355	—	—	—	—	—	9,355

GNMA
Mortgage Backed	—	—	777,152	—	—	—	777,152
Options	14	—	—	—	—	—	14
U.S. Government	—	—	27,059	—	—	—	27,059
Investment Company	14,951	—	—	—	—	—	14,951

Core Bond
Asset Backed	—	—	22,781	—	—	—	22,781
Corporate Bond	—	—	338,013	—	—	—	338,013
Foreign Government	—	—	4,341	—	—	—	4,341
Mortgage Backed	—	—	185,932	—	—	—	185,932
Municipal	—	—	5,858	—	—	—	5,858
Preferred Stock	1,564	—	—	—	—	—	1,564
U.S. Government	—	—	99,402	—	—	—	99,402
Investment Company	43,783	—	—	—	—	—	43,783

59	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Corporate Bond
Corporate Bond	—	—	$60,315	—	—	—	$60,315
Municipal	—	—	487	—	—	—	487
Preferred Stock	$1,759	—	—	—	—	—	1,759
U.S. Government	—	—	200	—	—	—	200
Investment Company	9,231	—	—	—	—	—	9,231

High Income
Corporate Bond	—	—	875,528	—	—	—	$875,528
Preferred Stock	2,506	—	—	—	—	—	2,506
Investment Company	104,193	—	—	—	—	—	104,193

Tax Exempt Bond
Municipal	—	—	11,206	—	—	—	11,206
Investment Company	349	—	—	—	—	—	349

California Municipal Bond
Municipal	—	—	47,855	—	—	—	47,855
Investment Company	342	—	—	—	—	—	342

Global Low Duration
Asset Backed	—	—	10,523	—	—	—	10,523
Corporate Bond	—	—	59,430	—	—	—	59,430
Foreign Government	—	—	2,042	—	—	—	2,042
Mortgage Backed	—	—	7,582	—	—	—	7,582
Municipal	—	—	239	—	—	—	239
U.S. Government	—	—	22,290	—	—	—	22,290
Investment Company	5,248	—	—	—	—	—	5,248
Options	38	—	—	—	—	—	38

Global Fixed Income
Corporate Bond	—	—	15,011	—	—	—	15,011
Foreign Government	—	—	10,054	—	—	—	10,054
Mortgage Backed	—	—	837	—	—	—	837
U.S. Government	—	—	3,027	—	—	—	3,027
Investment Company	11,687	—	—	—	—	—	11,687

Emerging Markets Bond
Corporate Bond	—	—	449,070	—	—	—	449,070
Foreign Government	—	—	390,451	—	—	—	390,451
Municipal	—	—	6,669	—	—	—	6,669
Investment Company	46,341	—	—	—	—	—	46,341

Emerging Markets Local Bond
Corporate Bond	—	—	57,348	—	—	—	57,348
Foreign Government	—	—	193,907	—	—	—	193,907
Municipal	—	—	8,892	—	—	—	8,892
Investment Company	16,327	—	—	—	—	—	16,327

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Equity Income
Common Stock	—	—	$221,700	—	—	—	$221,700
Preferred Stock	$13,071	—	—	—	—	—	13,071
Investment Company	12,838	—	—	—	—	—	12,838
MP European Emerging Markets
Common Stock	—	—	21,143	—	—	—	21,143
Investment Company	13,933	—	—	—	—	—	13,933
PK Cash Balance Plan
Asset Backed	—	—	15,061	—	—	—	15,061
Corporate Bond	—	—	76,279	—	—	—	76,279
Foreign Government	—	—	1,873	—	—	—	1,873
Mortgage Backed	—	—	33,829	—	—	—	33,829
Municipal	—	—	2,564	—	—	—	2,564
Options	117	—	—	—	—	—	117
U.S. Government	—	—	15,132	—	—	—	15,132
Investment Company	14,045	—	—	—	—	—	14,045

Table 1a.
	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	$—	$—	$101	$(92)	$—	$—	$9
Low Duration
Forward currency contracts	—	—	315	(125)	—	—	190
Futures	284	(11)	—	—	—	—	273

Core Bond
Forward currency contracts	—	—	210	(761)	—	—	(551)
Futures	505	—	—	—	—	—	505
Swaps	—	—	835	(728)	—	—	107

61	Payden Mutual Funds

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Corporate Bond
Forward currency contracts	—	—	$2	—	—	—	$2
Futures	—	$(200)	—	—	—	—	(200)

Global Low Duration
Forward currency contracts	—	—	58	(68)	—	—	(10)
Futures	20	(2)	—	—	—	—	18

Global Fixed Income
Forward currency contracts	—	—	168	(524)	—	—	(356)
Swaps	—	—	59	—	—	—	59
Futures	206	(140)	—	—	—	—	66

Emerging Markets Bond
Forward currency contracts	—	—	377	(1,179)	—	—	(802)
Swaps	—	—	—	(57)	—	—	(57)

Emerging Markets Local Bond
Forward currency contracts	—	—	37	(1,071)	—	—	(1,034)
Swaps	—	—	—	(177)	—	—	(177)

PK Cash Balance Plan
Options	31	(138)	—	—	—	—	(107)
Forward currency contracts	—	—	70	(207)	—	—	(137)
Futures	496	(198)	—	—	—	—	298
Swaps	—	—	—	(423)	—	—	(423)

† Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

5. Federal Income Taxes (amounts in (000s)

At July 31, 2013 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$523,231,226	$—	$—	$—
Limited Maturity	257,234,876	744,827	1,335,187	(590,360)
Low Duration	771,208,739	6,150,774	6,363,242	(212,468)
U.S. Government	168,724,444	314,576	2,334,981	(2,020,405)
GNMA	824,405,197	8,662,387	13,891,064	(5,228,677)
Core Bond	712,894,333	7,649,350	18,869,668	(11,220,318)
Corporate Bond	72,287,235	1,524,596	1,819,970	(295,374)
High Income	945,633,288	46,472,894	9,879,051	36,593,843
Tax Exempt Bond	11,491,771	267,975	205,301	62,674
California Municipal Income	47,255,315	1,613,473	671,438	942,035

Notes to Financial Statements continued

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Global Low Duration	$107,781,206	$821,820	$1,210,759	$(388,939)
Global Fixed Income	41,596,814	619,274	1,600,665	(981,391)
Emerging Markets Bond	934,686,486	8,504,022	50,659,335	(42,155,313)
Emerging Markets Local Bond	301,355,030	389,858	25,271,166	(24,881,308)
Equity Income	229,006,959	20,824,893	2,223,184	18,601,709
MP European Emerging Markets Fund	52,096,834	1,356,259	18,377,527	(17,021,268)
PK Cash Balance Plan Fund	160,511,579	2,284,423	3,896,064	(1,611,641)

63	Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Payden & Rygel Investment Group

By (Signature and Title)*       /s/ Joan A. Payden

   Joan A. Payden, Chairman and CEO

   (principal executive officer)

Date    September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joan A. Payden

   Joan A. Payden, Chairman and CEO

   (principal executive officer)

Date    September 23, 2013

By (Signature and Title)*       /s/ Brian W. Matthews

   Brian W. Matthews, Vice President and Chief Financial Officer

   (principal financial officer)

Date    September 23, 2013

* Print the name and title of each signing officer under his or her signature.